Exhibit 99.3
Exception Grades
Run Date - 12/27/2021 11:24:03 AM

AMC Loan ID	Redacted ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[Redacted]	RCKT202210006			23729602			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Business Entity Listing for [Redacted] shows license expired [Redacted]. An updated listing or other form of Third-Party VOE was not found in the file.				Reviewer Comment ([Redacted]): Requested documentation received. Cleared. Buyer Comment ([Redacted]): See attached.	[Redacted]			1	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210006			23730305			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	Business Entity Listing for [Redacted] shows license expired [Redacted]. An updated listing or other form of Third-Party VOE was not found in the file.				Reviewer Comment ([Redacted]): Requested documentation received. Cleared. Buyer Comment ([Redacted]): See attached.	[Redacted]			1	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210006			23730307			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing HO-6 and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.
Buyer Comment ([Redacted]): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the walls-in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Please downgrade this to a grade 2.

Reviewer Comment ([Redacted]): SFA indicates this amount should be disclosed in the HOI section on [Redacted].  Please provide PCCD and LOE to clear.

Reviewer Comment ([Redacted]): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Reviewer Comment ([Redacted]): Regraded to EV2-B as the Walls-In Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Buyer Comment ([Redacted]): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the walls-in insurance is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Please downgrade this to a grade 2.

Buyer Comment ([Redacted]): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the flood is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Please downgrade this to a grade 2.
																				[Redacted]	2	B		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210006			23730361			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Business Entity Listing for [Redacted] shows license expired [Redacted]. An updated listing or other form of Third-Party VOE was not found in the file.				Reviewer Comment ([Redacted]): Cleared. Buyer Comment ([Redacted]): See trailing document.	[Redacted]			1	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210017			23721023			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The legal description attachment to the Security Instrument was not found.				Reviewer Comment ([Redacted]): Requested documentation received. Cleared. Buyer Comment ([Redacted]): Please see the attached legal description.	[Redacted]			1	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210017			23721469			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The effective date of the appraisal was [Redacted] which is prior to the Disaster End Date of [Redacted].				Reviewer Comment ([Redacted]): Requested documentation received. Cleared. Buyer Comment ([Redacted]): Please see the attached Exterior condition and Marketability report dated for [Redacted].	[Redacted]			1	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210017			23722082			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The borrower's self employment loss for [Redacted] was calculated at [Redacted] versus [Redacted]. This was calculated by taking the loss from [Redacted] in the amount of [Redacted] / [Redacted] which results in a loss of [Redacted]. This increases the DTI to [Redacted] which is above the [Redacted] allowed per lender's guidelines.				Reviewer Comment ([Redacted]): Cleared. Added income for [Redacted] of [Redacted]. [Redacted] avg = -[Redacted] as used by lender. Buyer Comment ([Redacted]): Please see the attached [Redacted] 1040 with Schedule E. This shows positive income in the amount of [Redacted] for [Redacted]. The income is calculated by taking [Redacted] income received last year + [Redacted] income received two years ago, and dividing by [Redacted] resulting in a loss of [Redacted] putting DTI at [Redacted] and meeting the threshold of [Redacted] or less.	[Redacted]			1	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210017			23722126			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	This is due to DTI exceeding lender's guidelines.				Reviewer Comment ([Redacted]): Cleared. Income of [Redacted] added for [Redacted]. [Redacted] avg of loss = [Redacted] which is the same as used by lender in qualifying. Buyer Comment ([Redacted]): Please see the attached [Redacted] 1040 with Schedule E. This shows positive income in the amount of [Redacted] for [Redacted]. The income is calculated by taking [Redacted] income received last year + [Redacted] income received two years ago, and dividing by [Redacted] resulting in a loss of [Redacted] putting DTI at [Redacted] and meeting the threshold of [Redacted] or less.	[Redacted]			1	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210017			23722128			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	This is due to DTI exceeding lender's guidelines.				Reviewer Comment ([Redacted]): Cleared. Income of [Redacted] added for [Redacted]. [Redacted] avg of loss = [Redacted] which is the same as used by lender in qualifying. Buyer Comment ([Redacted]): Please see the attached [Redacted] 1040 with Schedule E. This shows positive income in the amount of [Redacted] for [Redacted]. The income is calculated by taking [Redacted] income received last year + [Redacted] income received [Redacted] ago, and dividing by [Redacted] resulting in a loss of [Redacted] putting DTI at [Redacted] and meeting the threshold of [Redacted] or less.	[Redacted]			1	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210017			23722131			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The recording fee increased from [Redacted] to [Redacted] on the CD dated [Redacted]. Although the Re-disclosure History found in the file reflects Change in Circumstance on [Redacted], further clarification is needed for the increase as the reason indicated is "Disbursement Date Changed". Clarification is needed to substantiate why a change in closing/disbursement date which require an increase in the recording fees.				Reviewer Comment ([Redacted]): PCCD, Letter to B, Proof of Delivery and copy of check provided. Exception cleared. Buyer Comment ([Redacted]): Please see the attached proof of Delivery for the cure package. Reviewer Comment ([Redacted]): PCCD with cure for [Redacted] was provided. Proof borrower received notification PCCD and cure check was not provided. Buyer Comment ([Redacted]): Please see the attached: LOE to client, [Redacted] label, copy of refund check and Corrected CD Reviewer Comment ([Redacted]): Requested documentation not yet received.		[Redacted]		2	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210017			23740848			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [Redacted] and based on 1026.43(e) of [Redacted] moderately exceed the guideline maximum of [Redacted]. (DTI Exception is eligible to be regraded with compensating factors.)	The borrower's self employment loss for [Redacted] was calculated at [Redacted] versus [Redacted]. This was calculated by taking the loss from [Redacted] in the amount of [Redacted] / [Redacted] which results in a loss of [Redacted]. This increases the DTI to [Redacted] which is above the [Redacted] allowed per lender's guidelines.				Reviewer Comment ([Redacted]): Income of [Redacted] from [Redacted] added. [Redacted] avg is [Redacted] as used by lender in qualifying. Buyer Comment ([Redacted]): Please see the attached [Redacted] 1040 with Schedule E. This shows positive income in the amount of [Redacted] for [Redacted]. The income is calculated by taking [Redacted] income received last year + [Redacted] income received [Redacted] ago, and dividing by [Redacted] resulting in a loss of [Redacted] putting DTI at [Redacted] and meeting the threshold of [Redacted] or less.	[Redacted]			1	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210017			23744915			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Closing Statement from sale of current residence at [Redacted] was not found to support the source of funds for the deposit in the amount of [Redacted] and to verify current mortgage was paid in full.				Reviewer Comment ([Redacted]): Closing statement providded. Buyer Comment ([Redacted]): Please see the attached Closing statement for [Redacted]	[Redacted]			1	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210020			23721897			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan Designation is Safe Harbor QM (APOR)				Reviewer Comment ([Redacted]): Safe Harbor QM (APOR). Reviewer Comment ([Redacted]): Erroneous QM/ATR Exceptions have been overridden on this loan. Requesting the Loan Designation to be Set to SHQM (APOR).	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210029			23722166			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Title Commitment reflects Proposed Policy Amount of [Redacted]. The Coverage amount is less than the loan amount of [Redacted]. Will require Final Title Policy to verify coverage.				Reviewer Comment ([Redacted]): Requested documentation received. Cleared. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210029			23726255			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The AUS, Transmittal and Loan Application indicates "asset" income was used for the borrower in the amount of [Redacted] and [Redacted] for the co-borrower. None of the documents specify the source and the borrower's statements do not show withdrawals from retirement accounts and they are not of retirement age in order to take withdrawals from their retirement accounts. Please provide clarifying/documentation to support these two income sources in order to utilize in qualifying.				Reviewer Comment ([Redacted]): Cleared. Buyer Comment ([Redacted]): [Redacted]: Assets as income is allowed as a source, and we supplied several IRA accounts that do not have any restriction from borrowing. Please use assets as income for IRA accounts supplied. Assets as income, based on [Redacted] guidelines, do not require proof of distribution.	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210029			23726256			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The lender's VVOE for for the Co-Borrower indicates the source was [Redacted]. A copy of the actual verification from [Redacted] was not found in the file.
Reviewer Comment ([Redacted]): VVOE from [Redacted] provided.  Exception cleared

Buyer Comment ([Redacted]): [Redacted]: See worknumber

Reviewer Comment ([Redacted]): VVOE was performed on [Redacted] using [Redacted]. Copies of the [Redacted] [Redacted] have not been provided to confirm employment verification 10 days prior.

Buyer Comment ([Redacted]): [Redacted]: The worknumber had in file dated prior to the VOE can still be used to verify the phone number/address, a new VOE record doesn't need to be pulled from worknumber when it has already been verified.

Reviewer Comment ([Redacted]): The VVOE for the CB was dated [Redacted] and reflects the source used to obtain Phone#/Address was [Redacted].  [Redacted] provided was dated [Redacted] which is not within [Redacted] of the Note.  Please provide [Redacted] report dated [Redacted] as referenced on the VVOE dated [Redacted].

Buyer Comment ([Redacted]): [Redacted]: provided worknumber record.
																		[Redacted]			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210029			23726404			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	The loan is designated Safe Harbor QM (APOR).				Reviewer Comment ([Redacted]): Cleared	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210029			23726478			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	This is due to ratios outside of lender's guidelines.				Reviewer Comment ([Redacted]): Cleared. Buyer Comment ([Redacted]): [Redacted]: Assets as income is allowed as a source, and we supplied several IRA accounts that do not have any restriction from borrowing. Please use assets as income for IRA accounts supplied. Assets as income, based on [Redacted] guidelines, do not require proof of distribution.	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210029			23727613			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A Change in Circumstance was not found for the increase in the appraisal fee from [Redacted] to [Redacted].				Reviewer Comment ([Redacted]): Cleared Reviewer Comment ([Redacted]): "[Redacted] received appraisal document dated [Redacted] with valid reason, however on [Redacted] the appraisal fee was increased from [Redacted] to [Redacted] and on [Redacted] it was decreased from [Redacted] to [Redacted]. Please provide valid COC for [Redacted] & [Redacted] or required cure along with PCCD, LOE , Proof of mailing and copy of refund check. Buyer Comment ([Redacted]): [Redacted]: see the attached cic showing appraiser requested additional fee due to complexity on [Redacted], dated [Redacted].	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210029			23730785			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted] moderately exceeds the guideline maximum of [Redacted]. (DTI Exception is eligible to be regraded with compensating factors.)	The AUS, Transmittal and Loan Application indicates "asset" income was used for the borrower in the amount of [Redacted] and [Redacted] for the co-borrower. None of the documents specify the source and the borrower's statements do not show withdrawals from retirement accounts and they are not of retirement age in order to take withdrawals from their retirement accounts. Please provide clarifying/documentation to support these two income sources in order to utilize in qualifying.				Reviewer Comment ([Redacted]): Cleared. Buyer Comment ([Redacted]): [Redacted]: Assets as income is allowed as a source, and we supplied several IRA accounts that do not have any restriction from borrowing. Please use assets as income for IRA accounts supplied. Assets as income, based on [Redacted] guidelines, do not require proof of distribution.	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210046			23728666			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	VVOE provided does not indicate source of employer's phone number/address.				Reviewer Comment ([Redacted]): Source documentation provided satisfying the exception. Buyer Comment ([Redacted]): Please see the attached documents showing both the phone number and address on the VOE form are tied to the business, confirmed through [Redacted].	[Redacted]			1	A		GA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210048			23723257			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Final CD Initial Escrow Payment and the Initial Escrow Account Disclosure do not match. The Final CD reflects [Redacted] Initial Escrow Payment on [Redacted]. The Initial Escrow Account Disclosure reflects the Initial Escrow Deposit as [Redacted]. The variance of [Redacted] matches the Aggregate Adjustment on [Redacted] of the Final CD.				Buyer Comment ([Redacted]): Waived, non material Reviewer Comment ([Redacted]): The initial deposit on the IEAD should reflect [Redacted] to match what was collected in escrow on the final closing disclosure. Exception cannot be cleared. Buyer Comment ([Redacted]): The aggregate adjustment is the amount we paid on behalf of the client, so the Final CD does match the IEAD when adding the amount we paid in addition to what the client paid.			[Redacted]	2	B		NC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210050			23734301			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The initial escrow disclosure indicates a cushion of [Redacted] and a different amount at the top and this could confuse the borrower.				Buyer Comment ([Redacted]): waived as immaterial			[Redacted]	2	B		UT	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210053			23725780			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Erroneous: Not required for secondary self employment losses.				Reviewer Comment ([Redacted]): Loan is SHQM(APOR). Reviewer Comment ([Redacted]): ERRONEOUS EXCEPTION: Client's guidelines do not require business returns/third party documents for secondary business losses. Exception is not valid.	[Redacted]			1	A		UT	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210053			23725785			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within [Redacted] of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Initial Loan Estimate dated [Redacted] was provided prior to the borrower consent to e documents.				Reviewer Comment ([Redacted]): [Redacted] received proof of receipt. Exception is cleared. Buyer Comment ([Redacted]): Please see the attached Certificate of Completion from Docusign, this confirms the client accepted Electronic record and signature disclosures as of [Redacted]	[Redacted]			1	A		UT	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210053			23726072			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial Escrow statement is not accounting for the aggregate adjustment of [Redacted].				Buyer Comment ([Redacted]): Exception waived, non material			[Redacted]	2	B		UT	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210053			23726217			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank [Redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Appraisal was completed on [Redacted] and sent to Borrower [Redacted]. Report date was [Redacted] which may be an error on the appraiser data entry.				Buyer Comment ([Redacted]): Item is waived			[Redacted]	2	B		UT	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210070			23729052			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to other regulatory failures dealing with an excessive DTI.				Reviewer Comment ([Redacted]): Received and associated recent 1008 and now DTI is below [Redacted] also borrower income has been changed. Exception Cleared Buyer Comment ([Redacted]): [Redacted] taxes owed were deducted from the Profit and Loss statement. This is not a part of our cash flow analysis and does not need to be deducted from the clients YTD earnings. Once this calculation error and subject property taxes are corrected, DTI is still well below the [Redacted] threshold. Please see the attached 1008.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210070			23729828			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - October [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Escrowed Property Costs over Year [Redacted] should reflect [Redacted] for the amount of Estimated property costs over year [Redacted] for non-escrowed accounts. This was based on monthly homeowner's insurance in the amount of [Redacted], taxes in the amount of [Redacted] and HOA Dues the amount of [Redacted].				Reviewer Comment ([Redacted]): [Redacted] Received PCCD and LOE, Buyer Comment ([Redacted]): Please see the attached PCCD correcting [Redacted] and non-escrowed property costs over [Redacted], lox to the borrower, and shipping label.		[Redacted]		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210070			23730000			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The borrower was qualified with a subject property PITIA of [Redacted] but the calculated amount is [Redacted] due to the higher taxes. Taxes used for approval are [Redacted] and the verified taxes are [Redacted] which increased the DTI to [Redacted].				Reviewer Comment ([Redacted]): Received and associated recent 1008 and now DTI is below [Redacted] also borrower income has been changed. Exception Cleared Buyer Comment ([Redacted]): [Redacted] taxes owed were deducted from the Profit and Loss statement. This is not a part of our cash flow analysis and does not need to be deducted from the clients YTD earnings. Once this calculation error and subject property taxes are corrected, DTI is still well below the [Redacted] threshold. Please see the attached 1008.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210070			23730028			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [Redacted] and based on 1026.43(e) of [Redacted] moderately exceed the guideline maximum of [Redacted]. (DTI Exception is eligible to be regraded with compensating factors.)	The borrower was qualified with a subject property PITIA of [Redacted] but the calculated amount is [Redacted] due to the higher taxes. Taxes used for approval are [Redacted] and the verified taxes are [Redacted] which increased the DTI to [Redacted].				Reviewer Comment ([Redacted]): Received and associated recent 1008 and now DTI is below [Redacted] also borrower income has been changed. Exception Cleared Buyer Comment ([Redacted]): [Redacted] taxes owed were deducted from the Profit and Loss statement. This is not a part of our cash flow analysis and does not need to be deducted from the clients YTD earnings. Once this calculation error and subject property taxes are corrected, DTI is still well below the [Redacted] threshold. Please see the attached 1008.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210070			23730096			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment ([Redacted]): [Redacted] Received COC which shows increase of Appraisal fee on [Redacted] due to complex Property, No cure is needed Buyer Comment ([Redacted]): Please see the attached appraisal services document confirming the appraisal fee was increased due to the complexity of the order.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210070			23730261			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	The borrower was qualified with a subject property PITIA of [Redacted] but the calculated amount is [Redacted] due to the higher taxes. Taxes used for approval are [Redacted] and the verified taxes are [Redacted] which increased the DTI to [Redacted].				Reviewer Comment ([Redacted]): Received and associated recent 1008 and now DTI is below [Redacted] also borrower income has been changed. Exception Cleared Buyer Comment ([Redacted]): [Redacted] taxes owed were deducted from the Profit and Loss statement. This is not a part of our cash flow analysis and does not need to be deducted from the clients YTD earnings. Once this calculation error and subject property taxes are corrected, DTI is still well below the [Redacted] threshold. Please see the attached 1008.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210079			23727675			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ERRONEOUS EXCEPTION: Client's guidelines do not require business returns/third party documents for secondary business losses. Exception is not valid.				Reviewer Comment ([Redacted]): SHQM	[Redacted]			1	A		WA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210081			23731056			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The title commitment reflects proposed policy amount of [Redacted] and the Note amount is [Redacted]. A copy of the final title policy was not provided.				Reviewer Comment ([Redacted]): FTP provided. Exception cleared. Buyer Comment ([Redacted]): Please see the attached title policy.	[Redacted]			1	A		AZ	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210081			23744803			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	The appraisal was provided to the borrower(s) on [Redacted] which was not within [Redacted] prior to consummation on [Redacted]. A copy of an appraisal waiver was not provided.				Reviewer Comment ([Redacted]): Appraisal Waiver provided. Exception cleared. Buyer Comment ([Redacted]): Please see the attached delivery waiver.	[Redacted]			1	A		AZ	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210085			23727202			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard Policy renewal was not found in file.				Reviewer Comment ([Redacted]): Updated HO provided. Exception cleared. Buyer Comment ([Redacted]): [Redacted]: see attached policy	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210086			23728852			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial Escrow Account Disclosure Statement reflects initial deposit of [Redacted] and the final Closing Disclosure issued on [Redacted] reflects [Redacted].				Buyer Comment ([Redacted]): Waived as immaterial			[Redacted]	2	B		AZ	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210090			23729582			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule D	General QM: Unable to verify Capital Gains income using reasonably reliable third-party records.	Lender used [Redacted] business returns for [Redacted] to verify capital gains income figures. [Redacted] individual tax returns are on extension.				Reviewer Comment ([Redacted]): [Redacted] personal tax returns Income not used for qualifying purpose hence document not required. Buyer Comment ([Redacted]): Please disregard [Redacted] business returns. [Redacted] personal return was used to qualify client. Also, guidelines don't require all income sources on Sched D to be verified as long as client has sufficient assets. [Redacted] business return for [Redacted] is not needed to verify capital gains.	[Redacted]			1	A		MN	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210090			23737750			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].					Reviewer Comment ([Redacted]): Cleared. Buyer Comment ([Redacted]): Deadline for [Redacted] tax returns was [Redacted] if a tax extension was filed. Client filed tax extension, thus he could qualify with [Redacted] returns.	[Redacted]			1	A		MN	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210092			23729155			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The Title Commitment in file disclosed [Redacted] of title insurance coverage; however this is less than the loan amount of [Redacted]. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment ([Redacted]): Updated title commitment provided with accurate coverage. Exception cleared. Buyer Comment ([Redacted]): Please see attached	[Redacted]			1	A		GA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210094			23731180			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Appraisal Notice provided reflects that the appraisal was provided on [Redacted] and was not provided on-line. Missing documentation that the borrower received the appraisal three business days prior to consummation or waived the three day waiting period,.				Reviewer Comment ([Redacted]): Cleared. Appraisal provided on [Redacted].	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210094			23731181			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Appraisal Notice provided reflects that the appraisal was provided on [Redacted] and was not provided on-line. Missing documentation that the borrower received the appraisal three business days prior to consummation or waived the three day waiting period,.				Reviewer Comment ([Redacted]): Cleared. Appraisal provided on [Redacted]. Buyer Comment ([Redacted]): please see cover letter atatched which confirms delivery [Redacted] prior to closing	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210094			23731182			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Appraisal Notice provided reflects that the appraisal was provided on [Redacted] and was not provided on-line. Missing documentation that the borrower received the appraisal three business days prior to consummation or waived the three day waiting period,.				Reviewer Comment ([Redacted]): Cleared. Appraisal provided on [Redacted].	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210094			23731183			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure Statement reflects initial deposit of [Redacted] and the final Closing Disclosure reflects [Redacted].				Buyer Comment ([Redacted]): Waived as immaterial			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210101			23728822			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage is [Redacted] and the Note amount is [Redacted]. Replacement Cost Estimator was not provided.				Reviewer Comment ([Redacted]): HOI policy contains coverage that covers the cost of to repair/replace with similar construction, satisfying the exception. Buyer Comment ([Redacted]): Please see the attached A1 Replacement Cost endorsement that is included on the client's homeowners policy. This is evidence that the dwelling coverage covers the replacement cost of the home.	[Redacted]			1	A		VA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210101			23730534			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure Statement does not match payment at closing in Section G of the Closing Disclosure.				Buyer Comment ([Redacted]): Acknowledged as non-material Reviewer Comment ([Redacted]): No response to this exception at this time.			[Redacted]	2	B		VA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210104			23731062			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Appraisal was provided [Redacted] prior to closing, [Redacted]. There is no waiver in the file.				Reviewer Comment ([Redacted]): Requested documentation received. Cleared. Buyer Comment ([Redacted]): Please see the attached for our Online Document review Sheet, item [Redacted] shows the client viewed the appraisal on [Redacted] which is greater than [Redacted] from closing.	[Redacted]			1	A		IL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210104			23731596			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.					Buyer Comment ([Redacted]): Waived, Non material exception			[Redacted]	2	B		IL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210104			23731752			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to income documents missing.				Reviewer Comment ([Redacted]): Safe Harbor QM (APOR). Buyer Comment ([Redacted]): Please see the attached [Redacted] Business return extension for [Redacted]. Reviewer Comment ([Redacted]): A copy of the extension for the [Redacted] 1040 was provided, however a copy of the extension for [Redacted] for the borrower's business, [Redacted], [Redacted] was not provided. Buyer Comment ([Redacted]): The client provided a fully executed form [Redacted] Application for Extension to file their [Redacted] tax return, this is included in your loan file on [Redacted].	[Redacted]			1	A		IL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210104			23738491			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	No waiver in the file.				Reviewer Comment ([Redacted]): Requested documentation received. Cleared. Buyer Comment ([Redacted]): Please see the attached for our Online Document review Sheet, item [Redacted] shows the client viewed the appraisal on [Redacted] which is greater than [Redacted] from closing.	[Redacted]			1	A		IL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210115			23732816			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure reflects an Initial Deposit of [Redacted]. The Final CD [Redacted] Initial Escrow Payment reflects total costs of [Redacted]. The variance of [Redacted] matches the Aggregate Adjustment.				Buyer Comment ([Redacted]): Acknowledged as non-material			[Redacted]	2	B		CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210115			23740437			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Per the 1003 the REO at [Redacted] is refinanced by [Redacted]. No updated mortgage statement of equivalent is in file to document the updated monthly mortgage obligation of [Redacted]. Updated [Redacted] Statement or equivalent is required.				Reviewer Comment ([Redacted]): Exception cleared- Received Closing disclosure for the property Per the 1003 the REO at [Redacted] which shows the PITIA for the non- subject property. Buyer Comment ([Redacted]): Please see the attached signed final closing disclosure as evidence of PITIA for non-subject property.	[Redacted]			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210122			23733696			Credit	Income	Document Error	Income	Missing evidence of current Tax Expense for this property.	-	Tax Certificate for [Redacted] was not provided in the file.				Reviewer Comment ([Redacted]): Cleared. Taxes are included in the mortgage payment to [Redacted]. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		IL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210122			23734363			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Recording fees found in section E are subject to [Redacted] tolerance. The Recording Fee was increased on [Redacted] without valid COC.				Reviewer Comment ([Redacted]): Valid COC provided clear exception Buyer Comment ([Redacted]): [Redacted]: See attached disclosure showing increased [Redacted] charges on [Redacted]. Reviewer Comment ([Redacted]): "[Redacted] recording fee was increased on [Redacted] from [Redacted] to [Redacted]. Please provide valid COC for [Redacted] which can explain why the recording fee was increased or required cure for the same. Buyer Comment ([Redacted]): [Redacted]: See the attached title commitment with an invoice date of [Redacted] [Redacted] prior to changing of deed prep and recording fee.	[Redacted]			1	A		IL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210122			23734364			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.
Reviewer Comment ([Redacted]): "[Redacted] received valid COC and LE document to clear the exception.

Buyer Comment ([Redacted]): [Redacted]: See LE dated [Redacted]

Reviewer Comment ([Redacted]): "[Redacted] received COC dated [Redacted] indicating loan amount changed, however loan discount point was increased on [Redacted]. Provided COC dated [Redacted] is not within [Redacted] of change. Provide valid COC for increased loan discount point on CD dated [Redacted] or provide correspondent CD/LE for COC dated [Redacted] or cure docs required.

Buyer Comment ([Redacted]): [Redacted]: See attachment.
																		[Redacted]			1	A		IL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210122			23734365			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Title - Documentation Preparation Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment ([Redacted]): [Redacted] received LE dated [Redacted].Upon further review there is no tolerance violation.

Buyer Comment ([Redacted]): [Redacted]: See attached disclosure showing increased [Redacted] charges on [Redacted].

Reviewer Comment ([Redacted]): "[Redacted] Title- Document preparation fee was added in section B and also payee name is different compared to other title fees and was added on [Redacted] CD please provided valid COC for [Redacted] which can explain why the Title - Document Preparation Fee was added on [Redacted] or required cure for the same.

Buyer Comment ([Redacted]): [Redacted]: See the attached title commitment with an invoice date of [Redacted] [Redacted] prior to changing of deed prep and recording fee.
																		[Redacted]			1	A		IL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210122			23734366			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Tax Service Fee (Life of Loan ) on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted]): "[Redacted] received valid COC & LE document to clear the exception. Buyer Comment ([Redacted]): [Redacted]: See LE dated [Redacted] Reviewer Comment ([Redacted]): "[Redacted] received COC dated [Redacted] indicating loan amount changed, however loan tax service was increased on [Redacted]. Provided COC dated [Redacted] is not within [Redacted] of change. Provide valid COC for increased tax service fee on CD dated [Redacted] or provide correspondent CD/LE for COC dated [Redacted] or cure docs required. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		IL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210125			23735135			Compliance	Compliance	State Compliance	State Defect	South Carolina CHL Complaint Agency Disclosure Timing Test	[Redacted] Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	The [Redacted] CHL Complaint Agency Disclosure was not provided to the borrower within [Redacted] of the application.				Reviewer Comment ([Redacted]): Cleared. Provided at application. Buyer Comment ([Redacted]): [Redacted]: see attachment, client signed a statement confirming they received this document at application	[Redacted]			1	A		SC	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210125			23740173			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Flood insurance reserves included in 'other' in Estimated Taxes, Insurance and Assessments section on [Redacted] of the CD.				Buyer Comment ([Redacted]): [Redacted]: [Redacted] discloses ho-6 policies and flood policies as "other" as they are not described as homeowners insurance and are not the same as a full homeowners policy. We use a consumer friendly method of disclosure.			[Redacted]	2	B		SC	Primary	Refinance - Limited Cash-out GSE	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210133			23738780			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Per Hazard policy is file, there is a coverage shortfall and the file is missing a Replacement Cost Estimator.				Reviewer Comment ([Redacted]): RCE provided verifying acceptable coverage. Exception cleared. Buyer Comment ([Redacted]): Please see the attached RCE.	[Redacted]			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210133			23738994			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance was disclosed in "Other" versus Homeowner's Insurance in the Estimated Taxes, Insurance and Assessments section on [Redacted] of the final Closing Disclosure.				Buyer Comment ([Redacted]): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			[Redacted]	2	B		FL	Primary	Refinance - Limited Cash-out GSE	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210135			23732053			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial Escrow account statement doesn't match what is in section G of the final CD Initial Escrow matches Final HUD: [Redacted] per month				Buyer Comment ([Redacted]): Acknowledged as non-material			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210138			23731928			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.
An increase to the appraisal fee was disclosed on the CD dated [Redacted] from [Redacted] to [Redacted] without a valid Change in Circumstance.  A Final Inspection Fee was added to the appraisal fee on the Closing Disclosure dated [Redacted] in the amount of [Redacted] as also evidenced on the Re-disclosure History.  The disclosure of the increase was not timely as the trigger for this fee was the appraisal of which the date of the report was [Redacted].  In addition, the subject was a new construction of which the lender would have been aware at the time of the loan application on [Redacted].  Therefore, the disclosure of the fee on the CD dated [Redacted] was not timely.  In addition, the invoices for the appraisal fees are [Redacted] and [Redacted] which equate to a total of [Redacted].  The final Closing Disclosure reflects a total of [Redacted] of which the borrower's portion was [Redacted] and the lender paid [Redacted].  A tolerance cure is required in the amount of [Redacted].  Please provide a Post Closing CD, Explanation to Borrower, copy of the check and evidence of borrower receipt of the package.
																	Reviewer Comment ([Redacted]): [Redacted] received a valid Letter of explanation lieu of COC for the Appraisal fee increased due to new construction and Re & Final inspection is required. Buyer Comment ([Redacted]): See attached response.	[Redacted]			1	A		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210152			23739760			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment ([Redacted]): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		MN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210152			23739761			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee increased without a valid change of circumstance.				Reviewer Comment ([Redacted]): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted]): [Redacted]: See attachment. The appraiser requested an additional fee due to the complexity of the home.	[Redacted]			1	A		MN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210152			23739762			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Title - Lender's Title Insurance fee increased without a valid change of circumstance.				Reviewer Comment ([Redacted]): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		MN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210152			23739763			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Tax Service Fee (Life Of Loan) fee increased without a valid change of circumstance.				Reviewer Comment ([Redacted]): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		MN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210152			23739764			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Transfer Tax fee increased without a valid change of circumstance.				Reviewer Comment ([Redacted]): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		MN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210163			23737359			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.	-	The borrower indicated Yes to the question 1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? Documentation of this debt was not provided.
Reviewer Comment ([Redacted]): Received updated 1003 application in which borrower has answered  Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application as No hence associated and updated 1003 tab

Buyer Comment ([Redacted]): [Redacted]: See attachment.

Reviewer Comment ([Redacted]): The borrower indicated Yes to the question 1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? We received confirmation that there are no undisclosed debt, and since there are no undisclosed debt, we would require updated/amended 1003 where the answer to the question 1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? is marked as NO. Exception remains.

Buyer Comment ([Redacted]): [Redacted]: See attachment, client confirmed that all debt was disclosed during process of the loan. There is no undisclosed debts.
																		[Redacted]			1	A		DC	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210163			23737786			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The right to cancel form H-8 was used but H-9 is required for refinancing by the same creditor.				Buyer Comment ([Redacted]): • The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit(District 3) has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		DC	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210166			23735724			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	The current policy expires [Redacted] and a renewal policy was not provided.				Reviewer Comment ([Redacted]): Renewal policy provided. Cleared. Buyer Comment ([Redacted]): [Redacted]: See attachments	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210166			23735739			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file is missing a business license or third party verification.				Reviewer Comment ([Redacted]): Requested documentation received. Cleared. Buyer Comment ([Redacted]): [Redacted]: See attachments, we have one prior to and post close.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210166			23737972			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	This QM loan designation exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment ([Redacted]): Cleared	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210166			23737974			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	The file is missing a reliable third party verification for [Redacted].as required.				Reviewer Comment ([Redacted]): Received requested documentation. Cleared. Buyer Comment ([Redacted]): [Redacted]: See attachments	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210166			23738176			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment ([Redacted]): We disclose flood insurance in "other" because society notes that flood insurance is not the same as homeowners insurance, and we want to ensure the Closing Disclosure is presented to clients in a consumer friendly manner. We contend no regulation prevents disclosure like this and client can look on [Redacted] to find what is or not included in escrow.			[Redacted]	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210172			23737926			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to missing income documentation.				Reviewer Comment ([Redacted]): Safe Harbor QM (APOR). Reviewer Comment ([Redacted]): Exception remains as [Redacted] business returns show note payable within a year which negates income. Buyer Comment ([Redacted]): Provided. See trailing document uploaded.	[Redacted]			1	A		PA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210172			23746436			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-
1.  Complete [Redacted] 1040's were not found.  Missing multiple pages to the borrower's [Redacted] 1120S for his primary self employment at [Redacted].  Although the AUS only required [Redacted] returns, based on the income utilized in qualifying, it appears the lender utilized the [Redacted] return since [Redacted] equates to a negative income.  2.  Provide evidence the Mortgage/Notes payable in the amount of [Redacted]  in less than [Redacted] are renewable as reflected on the [Redacted] returns.  Unable to determine if this also exists on [Redacted] returns.  Based on the lack of documentation provided, it is not possible to determine if the income in the amount of [Redacted] is supported or what additional documentation may be required.
																	Reviewer Comment ([Redacted]): [Redacted] business returns were provided to clear exception. Buyer Comment ([Redacted]): See attached. Buyer Comment ([Redacted]): Please see attached.	[Redacted]			1	A		PA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210172			23858569			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - DTI	General QM: No debt to income ratio (or a negative or zero ratio) was provided to demonstrate ability to repay.	Based on [Redacted] and [Redacted] tax returns. Borrower's business has a note payable with [Redacted] which negates income. No documentation that business has financing to satisfy note annually.				Reviewer Comment ([Redacted]): Removed	[Redacted]			1	A		PA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210187			23738664			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	IEAD does not match section G of final CD.				Buyer Comment ([Redacted]): Acknowledged as non-material			[Redacted]	2	B		MO	Primary	Refinance - Limited Cash-out GSE		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210209			23751045			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Escrows collected on the final CD is [Redacted]; Escrow Disclosure shows initial escrow deposit of [Redacted].				Buyer Comment ([Redacted]): Acknowledged as non-material			[Redacted]	2	B		FL	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210217			23740066			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial Escrow Account Disclosure Statement reflects initial deposit of [Redacted] and the Final Closing Disclosure issued on [Redacted] reflects [Redacted].				Buyer Comment ([Redacted]): Waived, non material exception			[Redacted]	2	B		FL	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210217			23745458			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Coverage amount on the title commitment is [Redacted] and the Note amount is [Redacted]. A copy of the final title policy was not provided.				Reviewer Comment ([Redacted]): A FTP was provided. Exception cleared. Buyer Comment ([Redacted]): Please see the attached final title policy with the correct coverage	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210237			23744411			Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.		The flood insurance policy is effective [Redacted] which is after the Note Date [Redacted].
Reviewer Comment ([Redacted]): Expiring and new policy was provided.  Exception has been cleared.

Buyer Comment ([Redacted]): Please re-review this exception. The assumption was signed and dated [Redacted] and put into effect [Redacted] the same day as closing. There is also a renewal policy showing the client's name as the insured for the [Redacted] term on [Redacted] of the loan images. The assumption document is proof that client had flood insurance as of the closing date [Redacted] and the renewal policy is evidence that clients continue to maintain that policy.

Reviewer Comment ([Redacted]): We received the [Redacted] Insurance policy Assumption request form, which mentions that the Purchaser can assume the flood insurance before the renewal date of [Redacted]. However, this does not confirm the renewal date of the Flood Ins policy, if it is on or before the Note date of [Redacted]. We request you to please provide us a Declaration page along with other pages of the renewed Flood insurance policy, if assumed by the purchaser, to clear the exception. Exception remains.

Buyer Comment ([Redacted]): Please see the attached documentation showing the client assumed the seller's flood insurance policy effective the same date as closing [Redacted]. Client provided the renewal policy that is now in effect with their names listed but prior to the renewal date of [Redacted] the only document that can be provided is the policy assumption paperwork showing the change in ownership of the policy.
																		[Redacted]			1	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210237			23744641			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		The Hazard Insurance coverage is insufficient. The Hazard Insurance Binder reflects Dwelling coverage of [Redacted] plus the Lender documented Insured Value of [Redacted] is less than the Loan amount of [Redacted].
Reviewer Comment ([Redacted]): Insurance provider confirmed sufficient coverage has been obtained.  Exception cleared.

Buyer Comment ([Redacted]): The letter from the agent showing the replacement cost of the home is sufficient evidence that the dwelling coverage is adequate. Please clear exception.

Reviewer Comment ([Redacted]): As per the explanation, we reviewed the letter provided by the Insurance Agency and confirmed the Estimated Replacement cost as [Redacted] however, the Estimated cost new amount as per the appraisal document is reflecting [Redacted] and not [Redacted]. As a result the Coverage amount is still lesser then the Loan amount of [Redacted]. Exception Remains.

Buyer Comment ([Redacted]): Please refer to the letter from the insurance agent in the original loan images [Redacted] that states the home is insured [Redacted] to replacement cost and the estimated cost of the home is [Redacted].
																		[Redacted]			1	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210237			23746513			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan Due to the addition of the Title- Recording Service Fee of [Redacted].
Reviewer Comment ([Redacted]): Client is correct. Title Recording Service was paid by seller and should not be included as finance charge.  Exception cleared.

Buyer Comment ([Redacted]): Please see the attached CD addendum, the title-recording service fee would be considered a finance charge if the fee was paid by the client; however, the CD addendum shows the title-recording service fee was covered by seller credits and therefore can be excluded from the finance charge.

Reviewer Comment ([Redacted]): Per discussions with counsel, Title - Recording service fee should be considered a finance charge.  Cure is required.

Buyer Comment ([Redacted]): Section 1026.4(c)(7)-1 indicates this Title-Recording Service fee can be excluded from finance charges as it pertains to similar purposes mentioned in 1026.4(c)(7)(i). Title- Recording Service is required whether it is a cash transaction or financed. Additionally, this was not included on the service provider list from [Redacted].
																		[Redacted]			1	A		FL	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210242			23753351			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	The file contains a signed version of the 1065 for [Redacted] in [Redacted] only. No signed version of the 1065 for [Redacted] or [Redacted] found in file.				Reviewer Comment ([Redacted]): Safe Harbor QM (APOR). Buyer Comment ([Redacted]): [Redacted] & [Redacted] returns each have an executed [Redacted] which can be used in lieu of a wet signature. Client used PIN to authorize filing of returns by tax preparer.	[Redacted]			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210242			23753355			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Partnership	General QM: Unable to verify Partnership income using reasonably reliable third-party records.	The file contains a signed version of the 1065 for [Redacted] in [Redacted] only. No signed version of the 1065 for [Redacted] or [Redacted] found in file.				Reviewer Comment ([Redacted]): Form [Redacted] was provided to confirm signature of taxes. Exception cleared. Buyer Comment ([Redacted]): [Redacted] and [Redacted] returns have executed [Redacted], which can be used in lieu of signature on first page. Client signed document with PIN which authorized tax preparer to submit returns.	[Redacted]			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210242			23754448			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] of the Note.	-	The WVOE /[Redacted] document in file to verify the income and employment for the primary borrower's income at [Redacted] is dated [Redacted]. The Note date is [Redacted]. The VOE is not within [Redacted] of the Note date.				Reviewer Comment ([Redacted]): Verbal was provided to clear exception Buyer Comment ([Redacted]): WVOE was obtained on [Redacted] and was current as of [Redacted] -- [Redacted] before the note date. See attached.	[Redacted]			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210244			23745282			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within [Redacted] of application.	The Affiliated Business Arrangement Disclosure was provided to the borrower on [Redacted], application date is [Redacted]. Disclosure was not provided within [Redacted] of application.
Reviewer Comment ([Redacted]): Received Affiliated Business Arrangement Disclosure within [Redacted] of application date & associated. Exception cleared.

Buyer Comment ([Redacted]): Pleae see the attached ABA disclosure issued on [Redacted].

Reviewer Comment ([Redacted]): No additional documentation provided as of this date.

Reviewer Comment ([Redacted]): Received printout from lender's LOS system indicating the borrower was having trouble accessing his online account.  This is not sufficient proof to verify the ABA was provided within [Redacted] of closing.  The only ABA's found in the file reflect a date prepared of [Redacted] and [Redacted].  The updated documentation provided does not confirm an ABA was transmitted on [Redacted].  Please provide proof an ABA disclosure was provided to the borrower within [Redacted] of application.

Buyer Comment ([Redacted]): see attached

Buyer Comment ([Redacted]): See attached response and review to clear condition.
																		[Redacted]			1	A		VA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210244			23745342			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations not provided to applicant within [Redacted] of application.	RESPA Disclosure was provided to the borrower on [Redacted], application date is [Redacted]. Disclosure was not provided within [Redacted] of application.
Reviewer Comment ([Redacted]): Received list of Homeowners Counseling Organizations within [Redacted] of Application date. associated on file. Exception cleared from Compliance

Buyer Comment ([Redacted]): see attached

Buyer Comment ([Redacted]): See attached List of Homeownership Counselor's and review to clear condition.

Reviewer Comment ([Redacted]): Received printout from lender's LOS system indicating the borrower was having trouble accessing his online account.  This is not sufficient proof to verify the List of Homeownership Counseling was provided within [Redacted].  The only disclosure found in the file reflects a date prepared of [Redacted].  The updated documentation provided does not confirm an List of Homeownership Counseling was transmitted on [Redacted].  Please provide proof a disclosure was provided to the borrower within [Redacted] of application.

Buyer Comment ([Redacted]): see attached

Buyer Comment ([Redacted]): See attached response and review to clear condition.
																		[Redacted]			1	A		VA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210244			23745800			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Amount of [Redacted] disclosed to the borrower on the Escrow disclosure is greater than amount of [Redacted] disclosed on the Final CD.				Buyer Comment ([Redacted]): Waived as immaterial			[Redacted]	2	B		VA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210244			24054462			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.				Reviewer Comment ([Redacted]): PCCD, LOE, copy of check and evidence previous PCCD was rec'd by the borrower which included the check.		[Redacted]		2	B		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210246			23753136			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on [Redacted] that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).	Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on [Redacted] that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated				Reviewer Comment ([Redacted]): Exception was cured prior to discovery. Buyer Comment ([Redacted]): [Redacted]: We support our total of payments calculation. TOP = Monthly P&I * Term in months + Borrower Paid Section D Costs + Prepaid Interest - difference in final two payments from normal payment = [Redacted] * [Redacted] + [Redacted] + [Redacted] - [Redacted] = [Redacted].		[Redacted]		2	B		AZ	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210246			23753137			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted] without a change of circumstance				Reviewer Comment ([Redacted]): Exception was cured prior to discovery. Buyer Comment ([Redacted]): [Redacted]: This exception does not make sense. How a lender credit tolerance be exceeded when the binding lender credit value is [Redacted]. No lender credit is required when the binding lender credit is [Redacted].		[Redacted]		2	B		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210246			23753139			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted] withou a valid change of circumstance				Reviewer Comment ([Redacted]): [Redacted] received COC dated [Redacted] for increase in fee. Buyer Comment ([Redacted]): [Redacted]: see the attached valid change form which states the client elected to increase their loan amount and had a higher LTV due to the appraisal having a lower value.	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210246			23754667			Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than [Redacted] prior to Closing.	-	The account statements for [Redacted] and the 2 account statements for [Redacted] are more than [Redacted] prior to the Note date. Provide account statements for all accounts dated less than [Redacted] prior to the Note date.
Reviewer Comment ([Redacted]): Annual statement was most recent statement.  Acceptable per [Redacted]

Reviewer Comment ([Redacted]): According to exception we need account statements for account number [Redacted], [Redacted] and [Redacted] dated less than [Redacted] prior to the note date, We have received document and it does not meet the requirement hence exception remains

Buyer Comment ([Redacted]): [Redacted]: see the attachment. With this updated statement we have enough assets to not require the rest.

Reviewer Comment ([Redacted]): Exception will be remains as provided IRA account statements ([Redacted], [Redacted], [Redacted]) are more than [Redacted] prior to the note date.

Buyer Comment ([Redacted]): The statements for [Redacted] [Redacted] and [Redacted] [Redacted] are Annual account statements that cover the [Redacted] between [Redacted] through [Redacted]. These are acceptable per guidelines as current assets because they are for the most recent [Redacted] year period available. This also applies to the statement for the [Redacted] Account [Redacted].
																		[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210249			23740214			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial Escrow account statement doesn't match what is in section G of the final CD Initial escrow payment disclosed on Final closing disclosure in file different from initial payment disclosed on initial escrow account disclosure.				Buyer Comment ([Redacted]): Waived as non material			[Redacted]	2	B		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210249			23740233			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.
Reviewer Comment ([Redacted]): Received Updated Replacement cost Estimator document. Updated the amount and that cleared the coverage shortfall. Exception Cleared

Buyer Comment ([Redacted]): Please see the attached replacement cost estimate.

Reviewer Comment ([Redacted]): Their is a  shortfall of [Redacted] we required additional coverage, hence exception get remains.

Buyer Comment ([Redacted]): Please see the Limit of Liability-Section I of the Declarations on [Redacted] of your loan file, this shows "A1-Replacement Cost-Similar construction". This indicates the policy will cover up to the amount required to rebuild the home.
																		[Redacted]			1	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210263			23740449			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - October [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	HOA amounts on CD and approval of [Redacted] do not match the verified amount of [Redacted].				Reviewer Comment ([Redacted]): [Redacted] received PCCD and LOE; exception is cured. Buyer Comment ([Redacted]): New CD uploaded with RTC.		[Redacted]		2	B		GA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210263			23740450			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redacted], prior to [Redacted] from transaction date of [Redacted].	Loan closed on [Redacted]. Note and Final CD were signed on [Redacted]. Security instrument was signed on [Redacted].				Reviewer Comment ([Redacted]): Updated RTC was provided. Buyer Comment ([Redacted]): The redisclosure package was shipped on [Redacted] and received by the borrower on [Redacted] which was the date that the RTC re-opened.		[Redacted]		2	B		GA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210263			23740451			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Loan closed on [Redacted]. Note and Final CD were signed on [Redacted]. Security instrument was signed on [Redacted].				Reviewer Comment ([Redacted]): Updated RTC provided Buyer Comment ([Redacted]): The redisclosure package was shipped on [Redacted] and received by the borrower on [Redacted] which was the date that the RTC re-opened. Reviewer Comment ([Redacted]): The Right to Cancel document received is signed on [Redacted]. the sign date being a future date, RTC document cannot be accepted for now. Exception remains Buyer Comment ([Redacted]): See uploaded RTC. Buyer Comment ([Redacted]): New RTC uploaded. Buyer Comment ([Redacted]): See attached.		[Redacted]		2	B		GA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210268			23752082			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	No change in circumstance or cure for higher appraisal fee.
Reviewer Comment ([Redacted]): [Redacted]  Received COC which shows increase of Appraisal fee on [Redacted] due to complex Property, No cure is needed.

Buyer Comment ([Redacted]): see attached

Buyer Comment ([Redacted]): See attached response showing screenshots from our LOS on [Redacted] with the increase to the appraisal fee and review to clear condition.

Reviewer Comment ([Redacted]): [Redacted] upon further review on initial LE dated [Redacted] appraisal fee was [Redacted] and fee was increased to [Redacted] on LE dated [Redacted]. Hence need valid COC for LE dated [Redacted] or need cure.

Buyer Comment ([Redacted]): see attached

Buyer Comment ([Redacted]): the appraisal fee was disclosed to the client in the LE.  Please review to clear condition.
																		[Redacted]			1	A		CO	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210284			23740634			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment ([Redacted]): Received explanation letter to evidence the Payments made by Business account [Redacted] and [Redacted]. Associated the Letter of Explanation - Debt, The DTI issue is now resolved. Exception Cleared Buyer Comment ([Redacted]): See uploaded explanation.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210284			23740636			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Discrepancy is due to 2 debts not included in lender's DTI calculation. Lender indicates debts paid by business, but evidence paid by business was not provided. Provided evidence the [Redacted] and [Redacted] debts are paid by the business.				Reviewer Comment ([Redacted]): Received explanation letter to evidence the Payments made by Business account [Redacted] and [Redacted]. Associated the Letter of Explanation - Debt, The DTI issue is now resolved. Exception Cleared Buyer Comment ([Redacted]): See attached explanation.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210284			23740641			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Based on the loan failing one or more guideline components, the loan is at QM risk. Due to DTI being over maximum.				Reviewer Comment ([Redacted]): Received explanation letter to evidence the Payments made by Business account [Redacted] and [Redacted]. Associated the Letter of Explanation - Debt, The DTI issue is now resolved. Exception Cleared Buyer Comment ([Redacted]): See uploaded explanation.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210284			23748453			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both significantly exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [Redacted] and based on 1026.43(e) of [Redacted] significantly exceed the guideline maximum of [Redacted]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Discrepancy is due to 2 debts not included in lender's DTI calculation. Lender indicates debts paid by business, but evidence paid by business was not provided.				Reviewer Comment ([Redacted]): Received explanation letter to evidence the Payments made by Business account [Redacted] and [Redacted]. Associated the Letter of Explanation - Debt, The DTI issue is now resolved. Exception Cleared Buyer Comment ([Redacted]): See uploaded explanation.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210295			23741702			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure Statement reflects the initial deposit as [Redacted] and the final Closing Disclosure dated [Redacted] reflected [Redacted].				Buyer Comment ([Redacted]): Waived as immaterial			[Redacted]	2	B		MN	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210307			23742417			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment ([Redacted]): Hazard Insurance policy provided. Cleared. Buyer Comment ([Redacted]): Please see the attached HOI policy for the non-subject property making up for the additional [Redacted]/annually. Reviewer Comment ([Redacted]): Property is Free & Clear as mentioned in the 1003 Final. Total amount towards tax, insurance & HOA [Redacted] out of which tax is [Redacted]/ annual with a balance of [Redacted]. Hence we need Hazard Insurance for [Redacted] [Redacted]. Buyer Comment ([Redacted]): This property is free and clear, homeowners insurance is not required.	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210308			23742862			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Proof of property taxes for [Redacted] was not provided.				Reviewer Comment ([Redacted]): Tax bill provided. Exception cleared. Buyer Comment ([Redacted]): Please see the attached tax cert for [Redacted], the tax cert shows this is [Redacted] of the required payment and confirms this is the 1st bill. Total annual taxes amount to [Redacted].	[Redacted]			1	A		NH	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210308			23742964			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank [Redacted]): Borrower waived right to receive a copy of the appraisal at least [Redacted] prior to closing, and appraisal was not provided at or before closing.	Date that a copy of the appraisal report was provided to the borrower was missing. A copy of the appraisal waiver timing was found in the file.
Reviewer Comment ([Redacted]): Received provided confirmation of receipt via email and associated the same. Exception Cleared

Buyer Comment ([Redacted]): Please see the attached email chain provided by the partner indicating the appraisal completed on [Redacted] was delivered to the client on [Redacted]. Client provided confirmation of receipt via email.

Reviewer Comment ([Redacted]): We already had the appraisal waiver in the file as per the exception comments.  We are missing the documentation to verify the borrowers in fact received the two valuations at or prior to closing.  Exception cannot be cleared.

Buyer Comment ([Redacted]): Please see attached appraisal delivery waiver.
																		[Redacted]			1	A		NH	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210308			23742965			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure Statement reflects the initial deposit as [Redacted] and the final Closing Disclosure dated [Redacted] reflected [Redacted].				Buyer Comment ([Redacted]): Acknowledged as non-material			[Redacted]	2	B		NH	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210320			23745095			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Escrows collected on final CD total [Redacted]; Initial Escrow Disclosure shows initial escrow deposit is [Redacted].				Buyer Comment ([Redacted]): Acknowledged as non-material			[Redacted]	2	B		OH	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210320			23745111			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment ([Redacted]): Lona is SHQM (APOR). Buyer Comment ([Redacted]): Waterfall condition, needs to be cleared once other issues are resolved.	[Redacted]			1	A		OH	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210320			23745112			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment ([Redacted]): Offset provided for non-affiliate underwriter portion of title insurance premium (per invoice) bringing points and fees below the QM [Redacted] threshold. Buyer Comment ([Redacted]): Please see the attached title invoice, the portion paid to the underwriter is excludable from testing.	[Redacted]			1	A		OH	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210321			23746224			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - October [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Insurance amount verified as [Redacted] annually per HOI policy which is [Redacted] per month. HOI amount on 1003 and CD is [Redacted] per months which would be [Redacted] annually. Calculated property costs over [Redacted] year, per amount on HOI policy, is [Redacted] and CD shows [Redacted].				Reviewer Comment ([Redacted]): [Redacted] Received PCCD and LOE. Buyer Comment ([Redacted]): Package shipped today. Will be delivered tomorrow.		[Redacted]		2	B		NJ	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210327			23744598			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment ([Redacted]): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception. Reviewer Comment ([Redacted]): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.			[Redacted]	2	B		FL	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210327			23744693			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Valid COC for increased fee was not provided. Either valid COC or PCCD with cure and receipt of cure is required.				Reviewer Comment ([Redacted]): [Redacted] received application screen shots lieu of COC for the Appraisal fee increased due to complexity property. Buyer Comment ([Redacted]): Please see the attached screen shots from our Appraisal Fee increase tracking item. This fee was increased due to the complexity of completing the valuation on the subject property.	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210331			23745663			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure Statement reflects an initial deposit of [Redacted] and the final Closing Disclosure dated [Redacted] reflects [Redacted].				Buyer Comment ([Redacted]): Acknowledged as nonmaterial			[Redacted]	2	B		NJ	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210336			23747389			Credit	Insurance	Insurance Analysis	Insurance	Flood Insurance Policy expires within [Redacted] of the Note Date.	Flood Insurance Policy Expiration Date ___; Note Date ___	The Flood Insurance Policy expiration date is [Redacted] which is within [Redacted] of the Note date, [Redacted].				Buyer Comment ([Redacted]): Flood policy was current at closing and meets guidelines. OK to waive.			[Redacted]	2	B		FL	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210336			23757337			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Flood Insurance was disclosed on [Redacted] as other. Borrower is escrowing Flood insurance and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment ([Redacted]): Ok to waive this exception. [Redacted] is a client service focused company that chooses to disclose the flood insurance on a separate line in the interest of greater clarity for the borrower.			[Redacted]	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210337			23746045			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.
Reviewer Comment ([Redacted]): Client's guides only require coverage to secure replacement cost or loan amount.  Exception cleared.

Buyer Comment ([Redacted]): Please review [Redacted] of the clients HOI policy for the subject property, this is located in your loan file on [Redacted]. The client opted in for additional coverage of [Redacted] of the Coverage A Dwelling limit which is the [Redacted]. The Calculation for the total Dwelling coverage would be [Redacted] * [Redacted] = [Redacted] in Total Dwelling Coverage. If [Redacted] is reaching a different conclusion ([Redacted]shortfall) based on the details of the clients [Redacted] Premier Coverage please specify and outline how your determination/conclusion came about.

Reviewer Comment ([Redacted]): As per the HOI policy their is a coverage short fall of [Redacted] and we required additional replacement coverage or cost estimator, hence exception get remains.

Buyer Comment ([Redacted]): Please review the clients HOI insurance binder on [Redacted] of your loan file, this shows the client has an endorsement (HQ [Redacted]) that provides additional replacement cost coverage of [Redacted] of the base Dwelling amount of [Redacted] . This demonstrates a total dwelling coverage of [Redacted] which exceeds our loan amount of [Redacted].
																		[Redacted]			1	A		CO	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210337			23746160			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	IEAD does not match amount in section G of final CD.				Buyer Comment ([Redacted]): Waived, non material exception			[Redacted]	2	B		CO	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210361			23747042			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.						Reviewer Comment ([Redacted]): Updated HO policy provided. Exception cleared. Buyer Comment ([Redacted]): Please see the attached renewal HOI policy.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210361			23747045			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		A preliminary commitment or final title policy was not provided.				Reviewer Comment ([Redacted]): Final Title Policy provided. Cleared. Buyer Comment ([Redacted]): Please see the attached title policy.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210379			23746637			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The legal description attachment was not found in the file.				Reviewer Comment ([Redacted]): Received legal description and updated. Exception cleared. Buyer Comment ([Redacted]): see attached Buyer Comment ([Redacted]): See attached recorded DOT with legal and review to clear condition.	[Redacted]			1	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210379			23748427			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Documentation was not found to support a change in circumstance for the increase in appraisal fee from [Redacted] to [Redacted] on [Redacted]. A tolerance cure is required in the amount of [Redacted]. Please provide PC CD, Explanation to Borrower, copy of check and evidence of borrower receipt of the package.
Reviewer Comment ([Redacted]): [Redacted]  Received COC stating a valid reason for Appraisal fee increase on [Redacted]. No additional cure is required.

Buyer Comment ([Redacted]): see attached

Buyer Comment ([Redacted]): See attached screenshot with date of [Redacted] and review to clear condition.

Reviewer Comment ([Redacted]): [Redacted] received Snapshot for the Appraisal fee increased, which  stating Complex, Lack of Comps. However we are unable to identify when the change was occurred. Since, provided snapshot attachment reflects due date is [Redacted] and the fee increased on [Redacted]. Please confirm the date in which the changes taken place.

Buyer Comment ([Redacted]): Please see the attached valid appraisal CIC to clear exception.

Reviewer Comment ([Redacted]): [Redacted] received LE dated [Redacted] however we require COC with reason confirming the increase in the Appraisal Fee from [Redacted] to [Redacted] on the LE dated [Redacted]. Please provide us with COC for the increase in the Appraisal Fee within [Redacted] from the change of the LE dated [Redacted] or cure required. Cure document consist of PCCD, LOX, Copy of Check Refund and Mailing proof.

Buyer Comment ([Redacted]): see attached

Buyer Comment ([Redacted]): Appraisal fee was increased due to complexity, lack of comps, mountain views, custom high value home and the distance the appraiser was forced to make.  The LE showing the increase to the fee is attached.  Please review to clear condition.
																		[Redacted]			1	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210379			23756404			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	A copy of the [Redacted] business tax return extension for [Redacted] was not found.
Buyer Comment ([Redacted]): We disagree with this finding, but acknowledge it as non-material.

Buyer Comment ([Redacted]): Based on our guidelines, if we have the most recent filed business tax returns, the extension is not required. Please review to clear condition.

Reviewer Comment ([Redacted]): We received the personal Tax return extension [Redacted] and associated on file. However, we would still request you to please provide us the Form [Redacted] for [Redacted] Business tax returns extension for [Redacted]. The exception will be cleared once the document is updated with us. Exception remains for now.

Buyer Comment ([Redacted]): Please review your loan file on [Redacted] for the [Redacted] tax return extension, [Redacted] is the check for [Redacted] paid by the client and this is reflected on the clients [Redacted] statement in your loan file on [Redacted] which confirm proof of filing the extension

Buyer Comment ([Redacted]): see attached

Buyer Comment ([Redacted]): Please see extension and bank statement showing payment to the IRS and review to clear condition.

Reviewer Comment ([Redacted]): Need signed and dated two years of tax returns for the most recent year ([Redacted] & [Redacted]) and confirm the tax returns reflect at least [Redacted] of self employment income to clear this exception. Exception Remain

Buyer Comment ([Redacted]): The [Redacted] tax returns that were received were not signed.  In addition, the 4506 returned no record found so [Redacted] and [Redacted] income was used.  Please review to clear condition.
																				[Redacted]	2	B		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210384			23747851			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Amount of [Redacted] disclosed to the borrower on the Escrow disclosure is greater than amount of [Redacted] disclosed on the Final CD.				Buyer Comment ([Redacted]): Waived, non material exception			[Redacted]	2	B		NV	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210386			23748001			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow disclosed as [Redacted], Final CD initial escrow [Redacted].				Buyer Comment ([Redacted]): ok to waive the exception			[Redacted]	2	B		FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210386			23748002			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increase on Title - Lender's Title Insurance Fee was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted]): Valid COC was provided. Exception cleared. Buyer Comment ([Redacted]): Please see attached CIC for the increase to this fee. The property type was updated to a PUD requiring an additional endorsement. Please review to clear this condition.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210398			23747245			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure Statement reflects [Redacted] when the final Closing Disclosure reflects [Redacted].				Buyer Comment ([Redacted]): waived as non-material			[Redacted]	2	B		ID	Primary	Refinance - Limited Cash-out GSE		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210399			23748430			Credit	Insurance	Insurance Analysis	Insurance	Flood Insurance Policy expires within [Redacted] of the Note Date.		The Flood insurance Policy expires on [Redacted] which is less than [Redacted] from the note date. A renewed policy is not in the file.				Reviewer Comment ([Redacted]): Received revised flood insurance policy and associated. Exception cleared. Buyer Comment ([Redacted]): Please see the attached for the current Flood Declarations Reviewer Comment ([Redacted]): No additional documentation provided as of this date. Reviewer Comment ([Redacted]): Policy expires within [Redacted]. Updated policy has not provided Buyer Comment ([Redacted]): Please see the attached current Flood insurance Declarations.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210399			23748502			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Policy amount on the title commitment was [Redacted] and the Note amount was [Redacted]. A copy of the final title policy was not provided.				Reviewer Comment ([Redacted]): we received the updated Final Title document. verified and updated on file. Exception cleared Buyer Comment ([Redacted]): Please see the attached final title policy with the correct coverage amount.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210399			23749298			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points fee increased from [Redacted] to [Redacted]. A valid Change of Circumstance was not provided.
Reviewer Comment ([Redacted]): [Redacted] has received valid changed circumstance and E consent document for fee increase.

Buyer Comment ([Redacted]): Please see the attached for the evidentiary document showing the clients Econsent was dated for [Redacted].

Reviewer Comment ([Redacted]): [Redacted] : E-consent date [Redacted]) in this case is after COC date and thus the COC cannot be considered valid to clear the exception. Kindly provide an E-consent document dated before COC that is [Redacted].

Buyer Comment ([Redacted]): The Loan estimate dated for [Redacted] that shows the Discount points at [Redacted] was issued prior to the rate being locked. Because of this the fee was not subject to tolerance restrictions until the [Redacted] LE/re-disclosure was issued showing the loan discount points at [Redacted].
																		[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210399			23749299			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Transfer Tax fee increased from [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.
Reviewer Comment ([Redacted]): [Redacted] received a valid snapshot lieu of COC for the Transfer taxes increased due to loan amount changed.

Buyer Comment ([Redacted]): Please see the attached Screen shots from our [Redacted] Platform/system the loan amount increased per client request to the [Redacted] on [Redacted] resulting in the increase to the transfer Taxes.

Reviewer Comment ([Redacted]): [Redacted] has received E-consent dated [Redacted] which is allowing us to consider the [Redacted] COC as valid, however, the transfer taxes were again increased on CD dated [Redacted] and for that we do not have any valid change circumstance available. Kindly provide a valid COC justifying the increase in transfer tax on CD dated [Redacted] or provide cure docs for the same.

Buyer Comment ([Redacted]): Please see the attached for the evidentiary document showing the clients Econsent was dated for [Redacted].

Reviewer Comment ([Redacted]): [Redacted] : E-consent date ([Redacted]) in this case is after COC date and thus the COC cannot be considered valid to clear the exception. Kindly provide an E-consent document dated before COC that is [Redacted].

Buyer Comment ([Redacted]): The client increased their loan amount from [Redacted] as listed on the LE dated [Redacted] to [Redacted] that we closed the loan with.
																		[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210399			23760390			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Flood Insurance was reflected in Other. Borrower is escrowing Flood insurance and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment ([Redacted]): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			[Redacted]	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210406			23749133			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure Statement reflects [Redacted] versus [Redacted] as reflected on the final Closing Disclosure.				Buyer Comment ([Redacted]): Waived, non material exception			[Redacted]	2	B		CO	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210407			23751976			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The initial escrow disclosure reflects [Redacted] versus [Redacted] as reflected on the final CD.				Buyer Comment ([Redacted]): Waived as non-material			[Redacted]	2	B		FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210407			23752642			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The appraisal fee increased from [Redacted] to [Redacted] on the LE dated [Redacted]. A Valid change of circumstance was not found in the file.				Reviewer Comment ([Redacted]): "[Redacted] received valid COC document for increase in appraisal fee. Buyer Comment ([Redacted]): see attached Reviewer Comment ([Redacted]): The screen shot from the lender's LOS does not reflect the date the change occurred in order to determine if the change was provided within [Redacted]. Buyer Comment ([Redacted]): see attached Buyer Comment ([Redacted]): See attached response and review to clear condition.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210415			23747887			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure Statement reflects the initial deposit of [Redacted]. The Final CD reflects Initial Escrow Payment at Closing of [Redacted] with an Aggregate Adjustment of [Redacted].				Buyer Comment ([Redacted]): Waived as non-material			[Redacted]	2	B		AL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210437			23748314			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided						Reviewer Comment ([Redacted]): Received credit report hence associated and updated credit screen Buyer Comment ([Redacted]): Please see the attached credit report.	[Redacted]			1	A		GA	Primary	Refinance - Limited Cash-out GSE		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210437			23749575			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial Escrow Account Disclosure Statement initial deposit is [Redacted]. Closing Disclosure initial escrow deposit is [Redacted].				Buyer Comment ([Redacted]): Acknowledged as non-material.			[Redacted]	2	B		GA	Primary	Refinance - Limited Cash-out GSE		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210440			23750299			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Escrows collected on the final CD is [Redacted]; Escrow Disclosure shows initial escrow deposit of [Redacted].				Buyer Comment ([Redacted]): Waived as non-material			[Redacted]	2	B		TN	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210444			23750232			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		Per Hazard policy is file, there is a coverage shortfall of [Redacted]. File is missing Replacement Cost Estimator.				Reviewer Comment ([Redacted]): HOI policy received and includes [Redacted] extended coverage shown as [Redacted] endorsement on the policy, after including the [Redacted] of extended replacement coverage dwelling covered and there is no shortfall. Hence exception cleared. Buyer Comment ([Redacted]): HOI policy includes [Redacted] extended coverage shown as HO0508 [Redacted] endorsement on the policy, when including the [Redacted] of additional coverage the dwelling covers the cost of new.	[Redacted]			1	A		MA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210461			23752670			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Escrow deposit on Initial Escrow Disclosure does not match deposit on section G of Final Closing Disclosure. Aggregate Adjustment was not subtracted from deposit on Initial Escrow Disclosure.				Buyer Comment ([Redacted]): Waived, non material exception			[Redacted]	2	B		VA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210461			23759329			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.				Reviewer Comment ([Redacted]): Sufficient Cure Provided At Closing		[Redacted]		1	A		VA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210467			23750683			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Closing Disclosure reflects Initial Escrow Payment at Closing Deposit of [Redacted]. Initial Escrow Account Disclosure Statement reflects initial deposit of [Redacted].				Buyer Comment ([Redacted]): waived, non material exception			[Redacted]	2	B		MD	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210469			23750603			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard insurance policy located in loan file has insufficient .coverage no binder found in loan file. This policy was before the increase in loan note				Reviewer Comment ([Redacted]): RCE was provided to satisfy exception. Buyer Comment ([Redacted]): Please see the attached replacement cost estimator showing the cost to rebuild matches the dwelling amount of [Redacted].	[Redacted]			1	A		NC	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210469			23756453			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	.				Buyer Comment ([Redacted]): Acknowledged as non-material			[Redacted]	2	B		NC	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210469			23756454			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Fee change for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted] without a valid change of circumstance				Reviewer Comment ([Redacted]): [Redacted] Received COC which shows increase of Appraisal fee on [Redacted] due to complex Property, No cure is needed Buyer Comment ([Redacted]): Please see the attached valid CIC showing the change in fee on [Redacted] and fee was disclosed to client on [Redacted] through the redisclosure package.	[Redacted]			1	A		NC	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210476			23749622			Credit	Insurance	Insurance Analysis	Insurance	Flood Insurance Policy expires within [Redacted] of the Note Date.		Flood Insurance policy provided expired [Redacted]. Closing was [Redacted]. No evidence of an active flood policy, at closing, was provided.				Reviewer Comment ([Redacted]): Received Renewal Flood Insurance Policy and associated the same. Exception Cleared Buyer Comment ([Redacted]): Please see a copy of the attached flood insurance policy.	[Redacted]			1	A		GA	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210476			23750160			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Itemization of Amount Finance did not include Third Party Processing fee of [Redacted] as an APR fee in Finance Charge calculations.
Reviewer Comment ([Redacted]): [Redacted] received proof of delivery.

Buyer Comment ([Redacted]): Please see proof of delivery from the [Redacted] website, package was delivered to client [Redacted] at [Redacted].

Reviewer Comment ([Redacted]): [Redacted] received Corrected CD, LOE to borrower, copy of refund check, proof of mailing and copies of unexecuted RTC's.  [Redacted] tracking does not reflect the package has been picked up.  In order to meet cure requirements for proof of mailing, the package must be picked up by the carrier.  To meet the cure requirements for the reopening of rescission, we must receive proof the package was delivered no later than [Redacted] in order to make the [Redacted] window for the cancel by date of [Redacted] noted on the RTC's.  Provide proof of delivery receipt by borrower by [Redacted].

Buyer Comment ([Redacted]): Please see the attached package mailed to client curing the issue.
																			[Redacted]		2	B		GA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210476			23750161			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Flood Insurance reserves included as 'other' under Estimated Taxes, Insurance and Assessments on [Redacted] of the CD. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment ([Redacted]): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.			[Redacted]	2	B		GA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210481			23751709			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure reflects the initial deposit as [Redacted] versus [Redacted] as reflected on the final closing disclosure.				Buyer Comment ([Redacted]): Waived, non material exception			[Redacted]	2	B		TN	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210486			23756638			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure Statement reflects the initial deposit as [Redacted] versus [Redacted] was reflected on the final closing disclosure.				Buyer Comment ([Redacted]): waived as immaterial			[Redacted]	2	B		IL	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210513			23750367			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	The Initial Escrow Disclosure Statement is missing from the file.				Reviewer Comment ([Redacted]): IEAD provided. Initial Deposit within tolerances. Exception cleared. Buyer Comment ([Redacted]): see attached Buyer Comment ([Redacted]): See attached Initial Escrow Statement and review to clear condition.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210516			23754220			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The recording fees increased from [Redacted] to [Redacted]. The trigger for this was the preliminary title commitment. The production date on the commitment was [Redacted]. Based on this, the disclosure to the borrower on [Redacted] is not timely as even with mailing time, the receipt of the commitment would have been at the latest [Redacted] which would have have been within three business days of the disclosure to the borrower on [Redacted]. Based on this information, a tolerance cure is required in the amount of [Redacted].				Reviewer Comment ([Redacted]): [Redacted] received additional information on changed circumstance. Reviewer Comment ([Redacted]): The need for this file was known on [Redacted] and not disclosed to the borrower until [Redacted]. There was a valid COC however, disclosure of fee does not meet timing requirements. Cure for [Redacted] is required. Buyer Comment ([Redacted]): See attached explanation.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210526			23752979			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	The appraisal notice to the borrower does not reflect it was provided until [Redacted] and an Appraisal Delivery Waiver signed by the borrower was not found in the file.				Reviewer Comment ([Redacted]): Satisfactory waiver was provided to confirm borrower acknowledge receipt of appraisal. Exception cleared. Buyer Comment ([Redacted]): Please see the attached appraisal delivery waiver.	[Redacted]			1	A		TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210529			23752351			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		The subject Hazard Insurance Policy expires [Redacted] which is within [Redacted] of the [Redacted] closing date.				Reviewer Comment ([Redacted]): Updated policy was provided to clear exception. Buyer Comment ([Redacted]): Please see the evidence of insurance covering [Redacted] to clear exception.	[Redacted]			1	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210529			23768208			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The VVOE for the borrower form MER, does not reflect the source of the employer's telephone number.				Reviewer Comment ([Redacted]): Employer`s number is verified on VVOE. Exception Cleared. Buyer Comment ([Redacted]): This was kicked back, per comment it appears this should have been cleared. Please advise. Reviewer Comment ([Redacted]): [Redacted] printout confirms source of number. Buyer Comment ([Redacted]): Please see the attached screenshots showing the phone number used to complete the VOE traces back to the business, [Redacted] or [Redacted] dba [Redacted].	[Redacted]			1	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210552			23754944			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial Escrow Deposit on CD is [Redacted]. Initial Escrow Deposit on Initial Escrow Account Disclosure Statement is [Redacted].				Buyer Comment ([Redacted]): Waived as non-material			[Redacted]	2	B		CO	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210553			23752059			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Title Commitment reflects coverage of [Redacted] which is less than the loan amount of [Redacted]				Reviewer Comment ([Redacted]): Final title was provided to clear exception. Buyer Comment ([Redacted]): Please see the attached title document matching the note to clear exception. Buyer Comment ([Redacted]): Please see the attached title document showing the note amount of [Redacted]. Final title policy is considered a trailing document and not required.	[Redacted]			1	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210554			23753381			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI on file is insufficient to cover cost to replace home. Updated RCE or increased coverage was not found in file.				Reviewer Comment ([Redacted]): RCE provided. Exception cleared. Buyer Comment ([Redacted]): Please see the attached replacement cost estimator, dwelling coverage of [Redacted] covers the cost to rebuild. Reviewer Comment ([Redacted]): The [Redacted] from appraisal is the site value. Exception is still valid. Buyer Comment ([Redacted]): Please see the attached screen shot from the appraisal showing the value of the home to be [Redacted]. Client's dwelling coverage of [Redacted] covers the cost to rebuild the home.	[Redacted]			1	A		MN	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210563			23755338			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Final Closing Disclosure reflected an escrow account initial deposit of [Redacted]. Initial Escrow Account Disclosure Statement reflected an initial deposit of [Redacted].				Buyer Comment ([Redacted]): Waived, non material exception			[Redacted]	2	B		FL	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210573			23754384			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Title - Survey Fee was not disclosed on the Loan Estimate and added to the Closing disclosure dated [Redacted] in the amount of [Redacted]. A valid change of circumstance was not in the file and a cure in the amount of [Redacted] was missing.				Reviewer Comment ([Redacted]): [Redacted] - As fee was not a lender requirement, & borrower has shopped, exception can be cleared. Buyer Comment ([Redacted]): Survey was not a lender requirement and the borrower shopped for it, so the fee is subject to unlimited tolerance. No cure is required.	[Redacted]			1	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210587			23754491			Compliance	Compliance	Federal Compliance	ATR/QM	Self Employed - Minor Negative Income Documentation	Qualified Mortgage (Dodd-Frank [Redacted]): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet.	ERRONEOUS: Documentation of loss not required.				Buyer Comment ([Redacted]): Ok to waive. [Redacted] guidelines do not require this documentation.			[Redacted]	2	B		MI	Primary	Refinance - Limited Cash-out GSE		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210587			23803012			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	The Appraisal was provided on [Redacted] but documentation of the date received was not provided for review.				Buyer Comment ([Redacted]): OK to waive. Document was provided [Redacted] prior to closing.			[Redacted]	2	B		MI	Primary	Refinance - Limited Cash-out GSE		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210605			23804825			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___ ___ ___	Provide mortgage statements for [Redacted] and [Redacted]. Provide tax verification for [Redacted] and [Redacted]. If applicable, provide HOA documentation for [Redacted], [Redacted], and [Redacted].
Reviewer Comment ([Redacted]): Upon review of the file, all further documentation required was provided.  Exception cleared.

Reviewer Comment ([Redacted]): Received final closing disclosure for property [Redacted] and note document for [Redacted] to verify mortgage payment hence associated, We need Tax verification for [Redacted] and [Redacted], we need HOA document for [Redacted], [Redacted] and [Redacted]

Buyer Comment ([Redacted]): Please see the attached Final Closing Disclosure for [Redacted] and the Note for [Redacted]. These docuemnts are sufficient to verify the monthly principal and interest payments for these properties. Taxes were verified using the documents found on [Redacted] ([Redacted]) and [Redacted] ([Redacted]). HOA payment for [Redacted] was verified using the document found on [Redacted].
																		[Redacted]			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210656			23754923			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___ ___ ___	Hazard Insurance for the following REOs was not provided for review. [Redacted]; [Redacted]; [Redacted].				Reviewer Comment ([Redacted]): As per tax info & verify from [Redacted] site that property is land only hence insurance document is not require. Exception cleared. Buyer Comment ([Redacted]): You cant have hazard insurance on vacant lots. Please cancel this exception as it is invalid. Reviewer Comment ([Redacted]): We need proof of hazard insurance for all the 3 properties according to exception Buyer Comment ([Redacted]): These properties are all vacant lots as evidenced by the county tax certs show [Redacted] in improvements.	[Redacted]			1	A		WA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210656			23755221			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Buyer Comment ([Redacted]): OK to waive. [Redacted] maintains its position that use of the H-9 is acceptable on same lender refinances.			[Redacted]	2	B		WA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210663			23754240			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The homeowner insurance coverage is insufficient by [Redacted]. Provide an updated policy reflecting minimum coverage of [Redacted].				Reviewer Comment ([Redacted]): HOI policy confirms replacement cost. Exception cleared. Buyer Comment ([Redacted]): see attached hoi which shows the property is insured to replacement cost and is current	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210663			23813298			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Current HOI policy not found in file.				Reviewer Comment ([Redacted]): HOI provided to clear exception. Buyer Comment ([Redacted]): should be resolved with the document that was uploaded	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210663			23813314			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		HOI policy in file is not current and does not have sufficient coverage. An updated HOI policy with sufficient coverage or RCE was not found.				Reviewer Comment ([Redacted]): HOI policy confirms replacement cost. Exception cleared. Buyer Comment ([Redacted]): should be resolved with the document that was uploaded	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210720			23807402			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Failure is due to paystubs in file for borrower 2. Paystubs is not legible. ([Redacted])				Reviewer Comment ([Redacted]): Legible stubs were provided. Exception cleared. Buyer Comment ([Redacted]): Please see the attached legible paystubs.	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210720			23807404			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	Paystubs provided for borrower 2 is not legible. Please provide legible paystubs.				Reviewer Comment ([Redacted]): Legible stubs were provided. Exception cleared. Buyer Comment ([Redacted]): Please see the attached legible paystubs.	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210040			23781806			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted]): Sufficient Cure Provided At Closing		[Redacted]		1	A		MD	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210044			23796460			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increase on Appraisal Fee was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment ([Redacted]): [Redacted] received appraisal documents for increase in fee.

Buyer Comment ([Redacted]): [Redacted]: On [Redacted] [Redacted], the appraiser stated specifically why the fee increased on [Redacted]. It appears the prior sumbitted appraisal services documentation was not read. Please fully read the appraisal services documentation which describes why the fee increased on [Redacted].

Reviewer Comment ([Redacted]): [Redacted] Agree with the reason provided for increase in appraisal Fee along with appraisal documentation however there is no valid COC available for increase in Appraisal Fee on LE  dated [Redacted]. We require valid COC updated with reason which can explain why Appraisal fee increased on LE dated [Redacted].

Buyer Comment ([Redacted]): [Redacted]: See the appraisal services documentation. ON [Redacted] the appraiser requested an additional fee of [Redacted] due to complexity and scope of work, which is a valid change.
																		[Redacted]			1	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210063			23772404			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Closing Disclosure initial deposit for Escrow account is [Redacted]. Initial Escrow Account Disclosure Statement initial deposit is [Redacted].				Buyer Comment ([Redacted]): Waived, Non material exception			[Redacted]	2	B		UT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210083			23783602			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Per the 1003 the REO at [Redacted] has been refinanced with [Redacted] for a lower monthly payment yet no updated [Redacted] statement or equivalent was found in file. The updated [Redacted] statement is required.
Reviewer Comment ([Redacted]): Received mortgage statement doesn't include tax amount hence, received tax cert separately and associated the same, Hence The DTI doesn't vary more than [Redacted] so additional documents not required. Exception Cleared

Buyer Comment ([Redacted]): Please re-review exception, the mortgage coupon shows [Redacted] which does not include taxes. Tax cert should have been attached with the original response. The DTI does not vary more than [Redacted] so additional documentation is not required.

Reviewer Comment ([Redacted]): As per final 1003 Mortgage payment amount is [Redacted] and as per provided statement mortgage payment amount is [Redacted] whereas I do update [Redacted] then DTI ratio does not match hence i did not update the mortgage payment as [Redacted] for [Redacted]. Hence Exception Remains

Buyer Comment ([Redacted]): Please see the attached mortgage coupon for [Redacted] as well as proof of taxes to account for the non-subject PITIA. This refinance closed after the closing on subject property.
																		[Redacted]			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210083			23783603			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.
Reviewer Comment ([Redacted]): Requested documentation received.  Cleared.

Buyer Comment ([Redacted]): Please refer to page [Redacted] of the original loan images for the HOI policy covering [Redacted] - [Redacted], this was the policy in effect at the time of closing. Attached is a copy of the email from the insurance agent confirming that the policy is written fully to the replacement cost of the home. A cost estimator cannot be provided however we have confirmed with the agent that the home is adequately insured, please clear.

Reviewer Comment ([Redacted]): we received a hazard ins policy which is for the period [Redacted] to [Redacted]. However, we need updated signed and dated Hazard Ins policy with the declaration and all other pages which covers the Note date of [Redacted]. Additionally, there is a coverage shortfall of [Redacted] even after considering the replacement coverage of [Redacted]. Therefore, we would also need a replacement cost estimator or coverage amount needs to be higher. Exception remains.

Buyer Comment ([Redacted]): Please see the attached HOI policy covering [Redacted].
																		[Redacted]			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210132			23781044			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.					Reviewer Comment ([Redacted]): We received the Right to cancel dated and signed by both the borrowers. Verified and updated on file. Exception cleared Buyer Comment ([Redacted]): See attached. Package shipped today.	[Redacted]			1	A		MN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210154			23790115			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	No borrowers signature on Notice
Buyer Comment ([Redacted]): We disagree as the document printed [Redacted] was provided to the borrower and a signature is not required.

Reviewer Comment ([Redacted]): The regulation requires proof of receipt.  Based on the screenshot of the lender's LOS system, it cannot be ascertained that the borrower in fact received this disclosure as required.  It only indicates it was printed - does not indicate sent online.  A copy of the printed disclosure was already found in the file.   As per 333.9 (d) Notice of Special Flood Hazards - Record of receipt.  The FDIC supervised institution shall retain a record of the receipt of the notices by the borrower and the servicer for the period of time the FDIC supervised institution owns the loan.  Exception cannot be cleared without evidence of borrower receipt.  This can be discussed at the next meeting if desired.

Buyer Comment ([Redacted]): Proof of receipt of not required for this document as it is not required to be signed. It is dated [Redacted] and the mailbox rule should be applied. Please review to clear this condition or escalate.

Reviewer Comment ([Redacted]): Based on the screenshot of the lender's LOS system, it cannot be ascertained that the borrower in fact received this disclosure as required.  It only indicates it was printed - does not indicate sent online.  A copy of the printed disclosure was already found in the file.   As per 333.9 (d) Notice of Special Flood Hazards - Record of receipt.  The FDIC supervised institution shall retain a record of the receipt of the notices by the borrower and the servicer for the period of time the FDIC supervised institution owns the loan.  Exception cannot be cleared without evidence of borrower receipt.

Buyer Comment ([Redacted]): The mailbox rule is to be applied to this which supports the borrower having received this document well before closing. Please review to clear this condition.

Reviewer Comment ([Redacted]): Received the screenshot from the lender's LOS.  The screenshot does not evidence receipt of the disclosure by the borrower.  As per 333.9 (d) Notice of Special Flood Hazards - Record of receipt.  The FDIC supervised institution shall retain a record of the receipt of the notices by the borrower and the servicer for the period of time the FDIC supervised institution owns the loan.  Exception cannot be cleared without evidence of borrower receipt.

Buyer Comment ([Redacted]): This document is not required to be signed, only disclosed. Please see that it was disclosed to the borrower on [Redacted]. This was disclosed within the required time. Please review to clear this condition.
																				[Redacted]	2	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210154			23790173			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the Projected Payments Section.				Buyer Comment ([Redacted]): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			[Redacted]	2	B		FL	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210175			23784669			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Copy of the CD for the refinance with [Redacted] as indicated on the final loan application for the property at [Redacted] in order to verify proof of payoff of the current mortgage to [Redacted].				Reviewer Comment ([Redacted]): Received Copy of the Closing Disclosure for the refinance with [Redacted] as indicated on the final loan application for the property at [Redacted] in order to verify proof of payoff of the current mortgage to [Redacted]. Document associated and exception cleared. Buyer Comment ([Redacted]): See attached.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210181			23789524			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	Valid COC was not provided for reduction in lender credits.				Reviewer Comment ([Redacted]): Data input error. Cleared with valid COC in file. Buyer Comment ([Redacted]): see attached Buyer Comment ([Redacted]): See attached redisclosure package from [Redacted] and review to clear condition. Reviewer Comment ([Redacted]): Specific lender credits reduced on [Redacted]. Cure or VCC required. Buyer Comment ([Redacted]): see attached Buyer Comment ([Redacted]): See attached redisclosure history and redisclosure package. Credit Report expired and upon repull the credit score dropped below [Redacted] causing a pricing change. Please review to clear condition.	[Redacted]			1	A		OK	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210201			23783307			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The preliminary Title Commitment reflects the coverage as [Redacted] versus [Redacted]. A final Title Policy was not in the file.				Reviewer Comment ([Redacted]): Updating title commitment provided reflecting sufficient coverage. Exception cleared. Buyer Comment ([Redacted]): Please see the attached title commitment with the correct coverage of [Redacted].	[Redacted]			1	A		UT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210201			23783396			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Per the appraisal, the HOA Dues are [Redacted] a year versus [Redacted].				Reviewer Comment ([Redacted]): PCCD and LOE to Borrower provided Buyer Comment ([Redacted]): Please see the attached LOE to the client, corrected CD and proof of electronic delivery		[Redacted]		2	B		UT	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210201			23786828			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	1. Closing Statement for the sale of [Redacted] is needed in order to verify payment in full of the existing mortgages to [Redacted] and [Redacted]. 2. Revised loan application reflecting the property located at [Redacted]. There is no evidence in file that this property sold.
Reviewer Comment ([Redacted]): Received the Property history document for [Redacted] and revised 1003 with investment property address [Redacted]. Exception cleared

Buyer Comment ([Redacted]): The Clients do not own a property at [Redacted], this property was sold prior to our purchase transaction, document attached. The property the client owned and sold was at [Redacted] in [Redacted]. The closing disclosure we provided for the sale of [Redacted]0 includes the payoff of the [Redacted] to [Redacted] for [Redacted] and the second mortgage with [Redacted] for [Redacted] which align with the Balances on the credit report. The client also signed the CD as a seller/manager of [Redacted] on [Redacted], as we can see from their tax returns schedule they own/manage rental properties.

Reviewer Comment ([Redacted]): 1. Required correct closing statement for property [Redacted], as provided in file is missing borrower name at the place of seller. Also mortgage statement showing there is a mortgage of [Redacted] with [Redacted] next due date[Redacted] for same address [Redacted].
2. Document missing for property located at [Redacted].

Buyer Comment ([Redacted]): Please see the attached that includes the Final CD for [Redacted] (not [Redacted]) [Redacted] showing the mortgage with [Redacted] and [Redacted] were paid in full. Also included is the updated loan application adding [Redacted]
																		[Redacted]			1	A		UT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210201			23787046			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Copy of closing disclosure was not found to verify sale of real estate to evidence proceeds in the amount of [Redacted] as reflected on the AUS. This is needed in order to verify sufficient funds to close. Assets were not utilized from the bank statements provided as only [Redacted] was provided.				Reviewer Comment ([Redacted]): Asset requirement fulfilled, no asset shortage, bank statement received and associated, Hence exception cleared. Buyer Comment ([Redacted]): Please see the attached Asset package for the client. We have verified the client had enough assets from a Checking/savings account and 401k account to cover funds to close and reserves. Proceeds from the sale of real estate would not be required.	[Redacted]			1	A		UT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210201			23787058			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Copy of closing disclosure was not found to verify sale of real estate to evidence proceeds in the amount of [Redacted] as reflected on the AUS. This is needed in order to verify sufficient reserves as required. Assets were not utilized from the bank statements provided as only [Redacted] was provided.				Reviewer Comment ([Redacted]): Asset requirement fulfilled, no asset shortage, bank statement received and associated, Hence exception cleared. Buyer Comment ([Redacted]): Please see the attached Asset package for the client. We have verified the client had enough assets from a Checking/savings account and 401k account to cover funds to close and reserves. Proceeds from the sale of real estate would not be required.	[Redacted]			1	A		UT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210233			23786667			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	A Mortgage Statement was not provided for review for the REO [Redacted].
Reviewer Comment ([Redacted]): Sufficient documentation is provided.  Exception cleared.

Buyer Comment ([Redacted]): see attached

Buyer Comment ([Redacted]): The [Redacted] P&I payment can be verified with the credit report.  The taxes and insurance were taken from the Schedule E which is attached.  Please review to clear condition.

Reviewer Comment ([Redacted]): The statement received is for property address: [Redacted]. However, we need a statement for [Redacted]. We request you to please provide a recent property statement for [Redacted]. Exception remains

Buyer Comment ([Redacted]): see attached

Buyer Comment ([Redacted]): See attached mortgage statement and review to clear condition.
																		[Redacted]			1	A		DE	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210233			23788769			Credit	TRID	General	TRID	Refi Purpose reflects Rate/Term and cash out greater than the lesser of [Redacted] of the loan amount or [Redacted].	Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___	Documentation confirming that the [Redacted] Line of Credit that was paid off at closing was used to refinance the subject property or had less than [Redacted] drawn from the account in the last [Redacted] was not found in the loan file to support the loan purpose of a Rate and Term Refinance.				Reviewer Comment ([Redacted]): [Redacted] payment history received, hence exception cleared. Buyer Comment ([Redacted]): see attached Buyer Comment ([Redacted]): See attached draw history and review to clear condition.	[Redacted]			1	A		DE	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210236			23783538			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Flood insurance was disclosed to the borrower on the Final CD in the "other" section instead of being disclosed in the insurance section.				Buyer Comment ([Redacted]): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			[Redacted]	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210241			23783621			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	On the Loan Estimate issued [Redacted] the Appraisal Fee increased from [Redacted] to [Redacted]. There is no Changed Circumstance or Appraisal Order detailed equivalent in file to document this increase as is required.				Reviewer Comment ([Redacted]): "[Redacted] received valid COC document to clear the exception . Buyer Comment ([Redacted]): see attached cic	[Redacted]			1	A		MA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210241			23788233			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Final CD [Redacted] is marked "Other" in the Estimated Taxes, Insurance, & Assessments section to indicate Flood Insurance.				Buyer Comment ([Redacted]): Ok to waive. [Redacted] is a client service focused company that prioritizes clear disclosure to the borrower of their costs on the Closing Disclosure.			[Redacted]	2	B		MA	Second Home	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210241			23789189			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documented verification of Hazard Insurance obligation is required for the REO at [Redacted].				Reviewer Comment ([Redacted]): Received Hazard Insurance Policy for the REO property and associated the same. Exception Cleared Buyer Comment ([Redacted]): see attached hoi	[Redacted]			1	A		MA	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210241			23789355			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	The Hazard Insurance Policy in file does not indicate extended coverage or replacement cost, and no Replacement Cost Estimate was provided. Based on the Policy Document provided solely the coverage listed is insufficient.				Reviewer Comment ([Redacted]): Received Replacement cost estimator Dwelling coverage supports estimate cost. Exception Cleared Buyer Comment ([Redacted]): see attached rce	[Redacted]			1	A		MA	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210267			23784861			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee increased without a valid change of circumstance.				Reviewer Comment ([Redacted]): CIC provided indicating fee increased on [Redacted] due to the borrower missing the origination appointment. Exception cleared. Buyer Comment ([Redacted]): Please see attached valid CIC for appraisal fee.	[Redacted]			1	A		WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210267			23784943			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.					Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		WA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210292			23790292			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ERRONEOUS EXCEPTION: Client's guidelines do not require business returns/third party documents for secondary business losses. Exception is not valid.				Reviewer Comment ([Redacted]): Loan is SHQM(APOR).	[Redacted]			1	A		GA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210313			23789902			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The borrower's income for [Redacted] was calculated at [Redacted] versus [Redacted]. This calculation was as follows: [Redacted] K-1 income + [Redacted] Depreciation + [Redacted] Amortization -[Redacted] meals exclusion - [Redacted] Non-recurring other income - [Redacted] debts due < [Redacted] = [Redacted] / [Redacted] = [Redacted]. This caused the DTI to increase to [Redacted] which is above the lender's guidelines.
Reviewer Comment ([Redacted]): As per the documents available calculated borrower's S-Corp income for [Redacted] at [Redacted] due to which now the DTI is below [Redacted]. Exception Cleared

Buyer Comment ([Redacted]): The lender calculates s-corp income using the following formula  Ordinary income or loss from K1 line 21 [Redacted] + Deprecation [Redacted] +
Amortization form [Redacted] line 44 [Redacted] - Meals [Redacted] -$debts due < [Redacted] yr  [Redacted] = [Redacted] / [Redacted] = [Redacted]. Non recurring other income should not be deducted and the reviwer is using an incorrect amount of amortization.  Please review and clear this exception as well as the associated waterfall exceptions.
																		[Redacted]			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210313			23789934			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to DTI in excess of guidelines				Reviewer Comment ([Redacted]): DTI cleared. Buyer Comment ([Redacted]): The lender calculates s-corp income using the following formula Ordinary income or loss from K1 line 21 [Redacted] + Deprecation [Redacted] + Amortization form [Redacted] line 44 [Redacted] - Meals [Redacted] -$debts due < [Redacted] yr [Redacted] = [Redacted] / [Redacted] = [Redacted]. Non recurring other income should ot be deducted and the reviwer is using an incorrect amount of amortization. Please review and clear this exception as well as the associatd waterfall exceptions.	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210313			23789935			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted] moderately exceeds the guideline maximum of [Redacted]. (DTI Exception is eligible to be regraded with compensating factors.)	The borrower's income for [Redacted] was calculated at [Redacted] versus [Redacted]. This calculation was as follows: [Redacted] K-1 income + [Redacted] Depreciation + [Redacted] Amortization -[Redacted] meals exclusion - [Redacted] Non-recurring other income - [Redacted] debts due < [Redacted] = [Redacted] / [Redacted] = [Redacted]. This caused the DTI to increase to [Redacted] which is above the lender's guidelines.				Reviewer Comment ([Redacted]): Exception cleared as a result of Income correction. Buyer Comment ([Redacted]): The lender calculates s-corp income using the following formula Ordinary income or loss from K1 line 21 [Redacted] + Deprecation [Redacted] + Amortization form [Redacted] line 44 [Redacted] - Meals [Redacted] -$debts due < [Redacted] yr [Redacted] = [Redacted] / [Redacted] = [Redacted]. Non recurring other income should not be deducted and the reviwer is using an incorrect amount of amortization. Please review and clear this exception as well as the associated waterfall exceptions.	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210313			23789936			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Due to DTI in excess of guidelines				Reviewer Comment ([Redacted]): Exception cleared as a result of Income correction. Buyer Comment ([Redacted]): The lender calculates s-corp income using the following formula Ordinary income or loss from K1 line 21 [Redacted] + Deprecation [Redacted] + Amortization form [Redacted] line 44 [Redacted] - Meals [Redacted] -$debts due < [Redacted] yr [Redacted] = [Redacted] / [Redacted] = [Redacted]. Non recurring other income should ot be deducted and the reviwer is using an incorrect amount of amortization. Please review and clear this exception as well as the associatd waterfall exceptions.	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210329			23791818			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of ___ is less than Guideline Available for Reserves of ___.	Borrower has [Redacted] in funds available for reserves after closing and debts paid at closing. Per guidelines, assets of [Redacted] required to satisfy the reserve requirements for the number of financed properties. Borrower is short funds for reserves.
Reviewer Comment ([Redacted]): [Redacted] is vacant land per lender's rebuttal.  Reserves met.  Exception cleared.

Buyer Comment ([Redacted]): The updated reserves amount with the correct calculation due to vacant lots not being required to be counted into the max financed calculation for reserves, [Redacted] is a vacant lot per county tax bill, see page [Redacted] in your loan file.

subject over [Redacted] - [Redacted] reserves required
additional properties - [Redacted] reserves for non-vacant properties total reserve required for loan is [Redacted], client has enough in reserves  with [Redacted] available.
																		[Redacted]			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210348			23791966			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Erroneous Exception: Documentation from [Redacted] Secretary of State confirms business is operational.				Reviewer Comment ([Redacted]): SHQM	[Redacted]			1	A		MO	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210374			23788853			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] of the Note.	-	VVOE provided date [Redacted], which is not within [Redacted] of Note.
Reviewer Comment ([Redacted]): [Redacted] verification is sufficient.

Reviewer Comment ([Redacted]): Need VVOE dated within [Redacted] before the NOTE date to clear this exception. hence, Exception Remains

Buyer Comment ([Redacted]): [Redacted] we have submitted that is dated for [Redacted] corroborates [Redacted] employment with [Redacted] being contemporaneous with the Note date of [Redacted]. There are no breaks or gaps in employment with this firm according to this [Redacted] so this document can more than substantiate a continuous employment history from application through consummation.

Reviewer Comment ([Redacted]): We have received third party verification of employment dated [Redacted] and note date is [Redacted], the document provided is post dated. Hence, we would require amended document where the document date is within [Redacted] date from the note date. Exception remains.

Buyer Comment ([Redacted]): Please see the attached current [Redacted] for [Redacted]
																		[Redacted]			1	A		NM	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210510			23789443			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Failure is due to file missing Third Party income verification for [Redacted] Per guideline.				Reviewer Comment ([Redacted]): Third party verification document received and associated which states that business is active, expiration is [Redacted] and Borrower is Owner. Hence exceptions cleared. Buyer Comment ([Redacted]): Please see the attached ESOS filing for [Redacted] showing our client [Redacted] as the owner, status as active, and expiration of business license in [Redacted].	[Redacted]			1	A		MD	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210510			23789445			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	The file is missing the third party verification for [Redacted].				Reviewer Comment ([Redacted]): Third party verification document received and associated which states that business is active, expiration is [Redacted] and Borrower is Owner. Hence exceptions cleared. Buyer Comment ([Redacted]): Please see the attached ESOS filing for [Redacted] showing our client [Redacted] as the owner, status as active, and expiration of business license in [Redacted].	[Redacted]			1	A		MD	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210539			23790813			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank [Redacted]): Borrower waived right to receive a copy of the appraisal at least [Redacted] prior to closing, and appraisal was not provided at or before closing.	The borrower waived the right to receive a copy of the appraisal at least [Redacted] before closing. Documentation of when the appraisal was provided was not in the file for review.				Buyer Comment ([Redacted]): ok to waive, appraisal was provided timely			[Redacted]	2	B		TX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210546			23790309			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The Homeowner's Insurance Policy for the subject, was not found in the file.				Reviewer Comment ([Redacted]): HO policy provided. Policy reflects replacement coverage. Exception cleared. Buyer Comment ([Redacted]): Please see the attached homeowners policy for subject property.	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210546			23794629			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Commitment reflects the coverage amount as [Redacted] versus [Redacted].				Reviewer Comment ([Redacted]): Received and associated Title Commitment Policy with original loan amount. Exception Cleared Buyer Comment ([Redacted]): Please see the attached title policy.	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210546			23886163			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.		The loan closed and disbursed on [Redacted] and the subject insurance policy reflects an effective date after closing of [Redacted]. This exception is being added due to recent documentation received.				Reviewer Comment ([Redacted]): Corrected HOI provided. Exception cleared. Buyer Comment ([Redacted]): Please see the attached updated HOI policy showing effective dates of [Redacted].	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210556			23794179			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank [Redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Receipt of second valuation was not documented.				Reviewer Comment ([Redacted]): Appraisal Receipt and Appraisal Wavier was received for the secondary valuation. Buyer Comment ([Redacted]): Please see attached signed appraisal delivery waiver. Reviewer Comment ([Redacted]): Please provide confirmation of borrower's receipt of secondary valuation. Buyer Comment ([Redacted]): See attached explanation.	[Redacted]			1	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210556			23813311			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted]): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210559			23791697			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	The signed and dated version of the Notice of Special Flood Hazards Disclosure to evidence borrower's receipt was not included in the file and is required.				Buyer Comment ([Redacted]): ok to waive. Borrower received document in a timely manner before closing			[Redacted]	2	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210559			23794707			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Final CD [Redacted] is checked for "Other" to represent Flood Insurance.				Buyer Comment ([Redacted]): Ok to waive. [Redacted] is a client service focused company that chooses to disclose the flood insurance separately for greater clarity for our clients.			[Redacted]	2	B		FL	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210591			23795344			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment ([Redacted]): This is correctly disclosed as designed as it's a more consumer friendly method. The walls-in insurance is disclosed as a separate line item for better visibility for the consumer considering the subject is a Condo. We acknowledge this as a non-material exception.			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210591			23795346			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7		Appraised Value is [Redacted]. CDA value is [Redacted] which is greater than [Redacted] variance. Per Guidelines, a BPO was ordered due to [Redacted] + variance between appraisal value and CDA value. BPO value is [Redacted] which supports the appraised value and allows the appraised value to be utilized.				Reviewer Comment ([Redacted]): We have Value Reconciliation of three reports document id [Redacted] explaining the reason why CDA value is [Redacted] compared to appraised value [Redacted] hence associated the document as desk review recon Buyer Comment ([Redacted]): Please review the Appraisers commentary on the Value Reconciliation report from [Redacted], this is located starting on [Redacted] of your loan file. This report provided the reasoning and reliability of each approach to value and the validity of the indicated values with the available data for the divergence.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210593			23795735			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The Title Commitment reflects coverage of [Redacted] versus the note amount of [Redacted].				Reviewer Comment ([Redacted]): Received Final Title Policy hence associated and updated the information Buyer Comment ([Redacted]): Please see the attached title policy.	[Redacted]			1	A		NV	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210593			23795742			Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.						Reviewer Comment ([Redacted]): Updated Hazard insurance document received which shows ISOA in mortgagee clause. Hence exception cleared. Buyer Comment ([Redacted]): Please see the attached HOI policy showing ISAOA in the mortgagee clause.	[Redacted]			1	A		NV	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210654			23793608			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Fee increased from [Redacted] to [Redacted] on the LE dated [Redacted]. A valid change of circumstance was not found in the file. This requires a tolerance cure in the amount of [Redacted] for this [Redacted] fee.				Reviewer Comment ([Redacted]): [Redacted] received valid changed circumstance for increase in Appraisal fee. Buyer Comment ([Redacted]): See attached explanation.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210665			23793920			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	The subject policy expires on [Redacted] on the subject with note date of [Redacted].				Reviewer Comment ([Redacted]): Updated HOI provided Buyer Comment ([Redacted]): see attached policy	[Redacted]			1	A		GA	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210665			23794578			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.				Buyer Comment ([Redacted]): Ok to waive. [Redacted] discloses the insurance separately to provide greater visibility to the borrower			[Redacted]	2	B		GA	Primary	Refinance - Limited Cash-out GSE	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210665			23796295			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		A copy of the Master Condominium Policy was not found in the file for review.				Reviewer Comment ([Redacted]): Master Policy provided. Buyer Comment ([Redacted]): see attached master policy	[Redacted]			1	A		GA	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210681			23794451			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The appraisal fee increased from [Redacted] to [Redacted] on the LE dated [Redacted]. A valid change of circumstance was not found in the file to support the increase. A tolerance cure is required in the amount of [Redacted] for this [Redacted] tolerance fee.				Reviewer Comment ([Redacted]): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted]): [Redacted]: See the appraisal services documentation where the appraiser requested an increased fee due to home complexity. See [Redacted].	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210685			23812342			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted]): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted]): see attached cic	[Redacted]			1	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210685			23816453			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	[Redacted] individual and business tax returns were not signed and dated. [Redacted] tax transcripts were returned as no results. Either signed and dated [Redacted] tax returns or [Redacted] verified tax transcripts are required.				Reviewer Comment ([Redacted]): Received 1040 and 1120-S for year [Redacted]. Exception cleared. Buyer Comment ([Redacted]): Documentation was provided for associated loan for both business and personal returns proof of filing. Both [Redacted] and [Redacted] were provided. Please review to clear this condition.	[Redacted]			1	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210685			23816454			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	[Redacted] individual and business tax returns were not signed and dated. [Redacted] tax transcripts were returned as no results. Either signed and dated [Redacted] tax returns or [Redacted] verified tax transcripts are required.				Reviewer Comment ([Redacted]): Received and associated E-Sign 1040 & 1120-S for year [Redacted]. Exception cleared Buyer Comment ([Redacted]): Please see attached IRS forms [Redacted] for the 1120's as well as [Redacted] for the 1040's. Both of which are sufficient to document proof of filing negating the need for signatures. Please review to clear this condition.	[Redacted]			1	A		CO	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210744			23800170			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.		Per Hazard policy in file, Policy is effective [Redacted], note date is [Redacted], disbursement date is [Redacted].				Reviewer Comment ([Redacted]): Updated Hazard Insurance Policy Effective Date to [Redacted] Buyer Comment ([Redacted]): Please review the Homeowners Application and Binder-receipt on [Redacted] of your loan file confirming the correct Binder Effective date of [Redacted].	[Redacted]			1	A		GA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210744			23801755			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Non -Escrowed Property Costs/ HOA fees over Year [Redacted] disclosed on final CD is [Redacted] instead of [Redacted].				Reviewer Comment ([Redacted]): [Redacted] received PCCD and LOE; exception is cured. Buyer Comment ([Redacted]): Please see the attached LOE to client, [Redacted] label and Corrected CD.		[Redacted]		2	B		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210744			23805193			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	HOA fee was disclosed to the borrower in the "other" section.				Buyer Comment ([Redacted]): his is correctly disclosed as designed as it's a more consumer friendly method. The HOA Dues are disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			[Redacted]	2	B		GA	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210755			23795597			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certification Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.
As per TRID Guideline of consistent terminology and order of charges on the Closing Disclosure the creditor must label the corresponding services and costs disclosed under 1026.38(f) and (g) using terminology that describes each item, as applicable, and must use terminology or the prescribed label, as applicable, that is consistent with that used on the Loan estimate to identify each corresponding item.  In this case, CD was reflecting fee name as Tax Certification Fee while the LE was disclosed correctly with Title - Tax Certification Fee.  A PCCD, reflecting the fee name correcting Title - Tax Certification Fee in order to consider the same under [Redacted] tolerance.  Otherwise, a cure for same would be required.
																	Reviewer Comment ([Redacted]): [Redacted] received LOE and PCCD. Buyer Comment ([Redacted]): Please see attached Redisclosure Package curing the issue. Please review to clear this condition.	[Redacted]			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210764			23802388			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Net equity on pending sale ([Redacted]) not included in borrower's asset since Estimated Seller's statement is not signed and there is no evidence funds were deposited into borrowers account.				Reviewer Comment ([Redacted]): Closing Disclosure provided for sale of departure residence. Buyer Comment ([Redacted]): Please see attached fully executed Settlement Statement for this property. Please review to clear this condition.	[Redacted]			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210764			23802451			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		REO on pending sale not included in assets since Estimated Settlement statement is not signed and no evidence funds were deposited into borrowers account.				Reviewer Comment ([Redacted]): Closing Disclosure provided for sale of departure residence. Cleared. Buyer Comment ([Redacted]): Please see attached fully executed Settlement Statement for this property. Please review to clear this condition.	[Redacted]			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210009			23866929			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	File is missing the itemization of lump sum credit for discrepancy in finance charge calculated per review.
Reviewer Comment ([Redacted]): Rec'd PCCD, LOE, Copy of Check and [Redacted] website confirms delivery.

Buyer Comment ([Redacted]): Please see the CD addendum confirming the [Redacted] and [Redacted] were seller paid. The redisclosure pkg attached confirms the cure of [Redacted]

Reviewer Comment ([Redacted]): [Redacted] received list of finance charges. The underwriting fee [Redacted] and processing fee [Redacted] are not included. Additionally the finance charge is underdisclosed [Redacted] beyond the amounts of the 2 referenced fees. Please provide a corrected CD, LOE, refund check, and proof of delivery to cure.

Buyer Comment ([Redacted]): Please see the missing itemization attached and use this to aid in your analysis
																			[Redacted]		2	B		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210036			23858201			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Final Title Policy Amount of [Redacted] is less than the note amount of [Redacted] based on the Commitment in file.				Reviewer Comment ([Redacted]): Requested documentation received. Cleared. Buyer Comment ([Redacted]): Please see the attached final title policy with the correct Coverage amount.	[Redacted]			1	A		CO	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210036			23858750			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment ([Redacted]): [Redacted] received a valid COC for increase in Appraisal fee. Buyer Comment ([Redacted]): Please see the attached screen shots from our mortgage platform. The appraisal Fee increase tracking item from [Redacted] confirms the valid CIC for the increase was based on the complexity of the custom built Subject property.	[Redacted]			1	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210112			23860636			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The 1003 reflects that REO at [Redacted] has a monthly HOA payment of [Redacted]. No documentation found in file to evidence the HOA obligation and is required.				Reviewer Comment ([Redacted]): Received documentation provided for a couple different units within the complex. Since the lender used the highest amount, this is acceptable. Exception cleared. Reviewer Comment ([Redacted]): Need HOA Verification to clear this exception hence, Exception Remains Buyer Comment ([Redacted]): Please see the attached for the HOA dues info from a comparable unit in the clients complex.	[Redacted]			1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210124			23857516			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ERRONEOUS EXCEPTION: Client's guidelines do not require business returns/third party documents for secondary business losses. Exception is not valid.				Reviewer Comment ([Redacted]): Exception cleared with addition of Third Party Verification of the borrower's business (primary) for [Redacted]. Buyer Comment ([Redacted]): The comments on this states it is not valid and is erronious. Please escalate to be removed or provide addtl detail on what is needed to clear	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210124			23857525			Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to [Redacted] may be required.	Loan Estimate was not provided.				Reviewer Comment ([Redacted]): [Redacted] received LEs. Buyer Comment ([Redacted]): please see attached	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210124			23857526			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	The Right to Receive a copy of the Appraisal was not provided for review.				Reviewer Comment ([Redacted]): [Redacted] received LEs. Buyer Comment ([Redacted]): please see attached	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term	Good faith redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210124			23858440			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - October [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Escrowed Property Costs over Year [Redacted] should reflect [Redacted] for the amount of Estimated property costs over year [Redacted] for escrowed accounts. This was based on monthly taxes in the amount of [Redacted] which was greater than the amount used which was [Redacted].				Reviewer Comment ([Redacted]): [Redacted] received Corrected CD and LOX. Buyer Comment ([Redacted]): see attached		[Redacted]		2	B		TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210124			23893117			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The recording fee increased from [Redacted] to [Redacted] without a VCC. Additionally, It appears LE/CDs may be missing. Please provide a corrected CD, LOE, and refund check to cure.
Reviewer Comment ([Redacted]): [Redacted] Received LE dated [Redacted] along with rate lock.

Buyer Comment ([Redacted]): [Redacted] LE attached. Please clear this or provide a complete list of any missing documentation. We keep providing what is requested and then are asked to provide addtl docs. Please provide a total list of anything else that is needed if this is not cleared

Reviewer Comment ([Redacted]): Received LE's dated [Redacted], [Redacted] and [Redacted].  Please provide LE dated [Redacted] that is noted in the Evidentiary Document and Re-Disclosure History.

Buyer Comment ([Redacted]): Please see the [Redacted], [Redacted] and [Redacted] LES along with the CIC form showing the recording fees increased as a result of a change in prop type and TX50a6 cash out endorsements added

Reviewer Comment ([Redacted]): Based upon the Re-Disclosure Changed Circumstance and Evidentiary Document, the file is missing the Loan Estimates sent on [Redacted], [Redacted] and [Redacted].  Please provide those disclosures for review.
																		[Redacted]			1	A		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210291			23855709			Credit	TRID	General	TRID	Refi Purpose reflects Rate/Term and cash out greater than the lesser of [Redacted] of the loan amount or [Redacted].		Guidelines require verification of less than [Redacted] drawn on Home Equity Line of Credit in last [Redacted] to be paid off on rate/term refinance. Verification of draw history was not provided and loan is therefore considered cash out.				Reviewer Comment ([Redacted]): Documentation provided to verify there were no draws for the HELOC being paid off in the last [Redacted] as per the credit report supplement. Buyer Comment ([Redacted]): [Redacted]: See attachment proving no draws.	[Redacted]			1	A		MD	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210299			23858990			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Appraisal report was not provided [Redacted] prior to consummation.				Reviewer Comment ([Redacted]): Appraisal delivery waiver received, attached and updated. Hence exception is cleared. Buyer Comment ([Redacted]): see attached appraisal delivery waiver	[Redacted]			1	A		SC	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210299			23863605			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - C-Corp 1120	General QM: Unable to verify current C-Corp status using reasonably reliable third-party records.	Missing third party verification borrower's self-employment.
Reviewer Comment ([Redacted]): Received document confirming the business is active since [Redacted]. Hence exception is cleared.

Reviewer Comment ([Redacted]): Received document confirming the business is active, however we would still require Third party verification, or CPA letter or third party prepared YTD P&L. Exception remains.

Buyer Comment ([Redacted]): Please see attached confirming the business to be active and operational. Please review to clear this condition.

Reviewer Comment ([Redacted]): Third Party Verification is required for the borrower's primary [Redacted] at [Redacted].  This is not the [Redacted] that losses are utilized for.

Buyer Comment ([Redacted]): 3rd party verification is not required when the borrower is being qualified with a loss which is the case for this business. Please review to clear this condition.
																		[Redacted]			1	A		SC	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210299			23863627			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Third part verification of borrower's self-employment was not provided.				Reviewer Comment ([Redacted]): TPV was provided to clear exception Reviewer Comment ([Redacted]): Third Party Verification is required for the borrower's primary [Redacted] at [Redacted]. This is not the [Redacted] that losses are utilized for. Buyer Comment ([Redacted]): 3rd party verification is not required when the borrower is being qualified with a loss which is the case for this business. Please review to clear this condition.	[Redacted]			1	A		SC	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210301			23855539			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing Document				Reviewer Comment ([Redacted]): HOA documents attached and updated. Hence, exception is cleared. Buyer Comment ([Redacted]): Please see the attached document for the HOA dues information on [Redacted]	[Redacted]			1	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210322			23856893			Credit	Insurance	Insurance Analysis	Insurance	Flood Insurance Policy expires within [Redacted] of the Note Date.	Flood Insurance Policy Expiration Date ___; Note Date ___					Buyer Comment ([Redacted]): Acknowledge as non-material			[Redacted]	2	B		FL	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210322			23858513			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Projected Payment do not include Homeowners Insurance. in Escrow. The Escrowed amount is for Flood Insurance.				Buyer Comment ([Redacted]): This is correctly disclosed as designed as it's a more consumer friendly method. The Flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			[Redacted]	2	B		FL	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210322			23859896			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI has a [Redacted] coverage short fall and does not indicate replacement cost. A replacement cost estimator was not provided.				Reviewer Comment ([Redacted]): As the HOI policy is with [Redacted] and it includes Home Protector Coverage, hence exception is cleared. Buyer Comment ([Redacted]): The clients HOI policy is with [Redacted] and includes "Home Protector Coverage" in the policy for an additional [Redacted] in dwelling coverage. It is [Redacted] position that because this policy was issued by [Redacted] with extended coverage [Redacted] guarantee's coverage to at least the replacement cost regardless of the dwelling limit listed in the declaration page.	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210411			23858233			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood insurance should be reflected under "Insurance" versus "Other" under the estimated taxes, insurance and assessments in the projected payments section.				Buyer Comment ([Redacted]): Ok to waive. [Redacted] is a client service focused company that chooses to disclose the insurance separately to provide greater visibility to the borrower.			[Redacted]	2	B		NJ	Second Home	Refinance - Rate/Term	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210419			23860582			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to the missing income documentation for the co-borrower's business.				Reviewer Comment ([Redacted]): Loan is SHQM (APOR). Reviewer Comment ([Redacted]): This is a waterfall exception and it will be cleared once all the QM exceptions will be cleared Buyer Comment ([Redacted]): Waterfall condition. Please clear.	[Redacted]			1	A		OR	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210419			23860583			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A change of circumstance was not found for the increase in the appraisal fee on the Loan Estimate dated [Redacted]. A tolerance cure is required in the amount of [Redacted].				Reviewer Comment ([Redacted]): [Redacted] received COC dated [Redacted]. Buyer Comment ([Redacted]): Please see the attached screen shot confirming the appraiser requested the fee increase due to capactiy. Appraisal services document not printed into the file.	[Redacted]			1	A		OR	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210431			23859101			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	The lender credit changed on [Redacted] to [Redacted], but the CD's still showed a lenders credit of [Redacted]. The final CD shows the correct amount of [Redacted].
Reviewer Comment ([Redacted]): PCCD, LOE, check and proof of delivery provided.

Buyer Comment ([Redacted]): Please see attached proof of delivery.

Reviewer Comment ([Redacted]): Rec'd PCCD, LOE, copy of check and shipping label.  Per [Redacted] website, the status indicates the label has only been created.  Please provide evidence of receipt of the package by the borrower.

Buyer Comment ([Redacted]): Please see attached curing the issue.

Reviewer Comment ([Redacted]): Per lender's rebuttal and CIC- lender credit decreased due to decrease in the mortgage amount.  However, the CD provided on [Redacted] that reflects the reduction in the mortgage amount still reflects the lender credit as [Redacted].  The subsequent CD issued on [Redacted] also still reflects the credit as of [Redacted].  The reduction in the lender credit to [Redacted] did not take place until the final Closing Disclosure on [Redacted].  The CIC is not valid.  Exception remains.

Buyer Comment ([Redacted]): Please see attached CIC for the decrease to the LPC. The loan amount was decreased which is why the credit decreased. Please review to clear this condition.
																			[Redacted]		2	B		CO	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210542			23862599			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	A copy of the Closing Disclosures for the properties located at: [Redacted], [Redacted],[Redacted] and [Redacted] were not in found in the file in order to verify the PITI and payoff of the existing liens.				Reviewer Comment ([Redacted]): Closing Disclosures for the properties are attached and updated , hence exception cleared. Buyer Comment ([Redacted]): Please see the attached closing disclosures for the 4 referenced properties.	[Redacted]			1	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210582			23859243			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing third party verification of borrower's self employment, [Redacted].				Reviewer Comment ([Redacted]): Third Party Verification provided. Cleared. Buyer Comment ([Redacted]): see atatched	[Redacted]			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210582			23859455			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment ([Redacted]): Final title policy provided. Cleared. Buyer Comment ([Redacted]): updated title policy attached	[Redacted]			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210582			23864290			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.					Reviewer Comment ([Redacted]): Third Party Verification provided. Cleared. Buyer Comment ([Redacted]): see atatched	[Redacted]			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210582			23864431			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Missing third party verification of borrower's self employment, [Redacted].				Reviewer Comment ([Redacted]): Third Party Verification provided. Cleared. Buyer Comment ([Redacted]): third party verification submitted on other exception, please review to clear	[Redacted]			1	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210582			23864710			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	A valid change of circumstance was not provided for a reduction in lender credits.				Reviewer Comment ([Redacted]): [Redacted] received PCCD, LOE, copy of refund check, and proof of mailing; exception is cured. Buyer Comment ([Redacted]): please see attached Reviewer Comment ([Redacted]): Third Party Verification does not clear this exception. Lender credit was reduced from [Redacted] on [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance for this reduction was not provided. Buyer Comment ([Redacted]): third party verification submitted on other exception, please review to clear		[Redacted]		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210622			23866468			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The self employment losses totaling [Redacted] per month were not counted against the borrower, they increase the DTI to [Redacted].				Reviewer Comment ([Redacted]): Have calculated the income as per documents available on file and now there is no discrepancy in the DTI ratio. Exception Cleared Buyer Comment ([Redacted]): Please review the Schedule K-1's included in your loan file for the clients 4 prior S Corp Businesses, Each respective k-1 shows the box checked for the "Final K-1" at the top of the form This indicates that the clients businesses have closed/dissolved and therefore the loss reported for these entities can be excluded from ratio's.	[Redacted]			1	A		MI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210622			23866511			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	The self employment losses totaling [Redacted] per month were not counted against the borrower, they increase the DTI to [Redacted].				Reviewer Comment ([Redacted]): Received documentation provided by lender. Exception cleared Buyer Comment ([Redacted]): Please review the Schedule K-1's included in your loan file for the clients 4 prior S Corp Businesses, Each respective k-1 shows the box checked for the "Final K-1" at the top of the form This indicates that the clients businesses have closed/dissolved and therefore the loss reported for these entities can be excluded from ratio's.	[Redacted]			1	A		MI	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210622			23866512			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted] significantly exceeds the guideline maximum of [Redacted]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The self employment losses totaling [Redacted] per month were not counted against the borrower, they increase the DTI to [Redacted].				Reviewer Comment ([Redacted]): Have calculated the income as per documents available on file and now there is no discrepancy in the DTI ratio. Exception Cleared Buyer Comment ([Redacted]): Please review the Schedule K-1's included in your loan file for the clients 4 prior S Corp Businesses, Each respective k-1 shows the box checked for the "Final K-1" at the top of the form This indicates that the clients businesses have closed/dissolved and therefore the loss reported for these entities can be excluded from ratio's.	[Redacted]			1	A		MI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210622			23866513			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	The self employment losses totaling [Redacted] per month were not counted against the borrower, they increase the DTI to [Redacted].				Reviewer Comment ([Redacted]): Received documentation provided by Lender. Exception now cleared. Buyer Comment ([Redacted]): Please review the Schedule K-1's included in your loan file for the clients 4 prior S Corp Businesses, Each respective k-1 shows the box checked for the "Final K-1" at the top of the form This indicates that the clients businesses have closed/dissolved and therefore the loss reported for these entities can be excluded from ratio's.	[Redacted]			1	A		MI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210684			23860585			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The preliminary title indicates coverage as [Redacted] versus [Redacted].				Reviewer Comment ([Redacted]): Title Commitment Policy received and associated with original loan amount. Exception Cleared Buyer Comment ([Redacted]): Please see the attached for the correct title commitment showing the coverage amount of [Redacted]	[Redacted]			1	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210687			23859806			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing Mortgage statement for REO [Redacted].				Reviewer Comment ([Redacted]): Received and associated Closing Disclosure for property [Redacted]. Exception Cleared Buyer Comment ([Redacted]): Please see the attached initial closing disclosure. The property at [Redacted] is currently in process for a new purchase with [Redacted].	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210760			23860691			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard Insurance Policy expires within [Redacted] of the Note Date. Hazard Insurance Policy Expiration Date [Redacted], Note Date [Redacted]				Reviewer Comment ([Redacted]): Received and associated HOI policy with renewal. Exception Cleared Buyer Comment ([Redacted]): Please see the attached for the renewal of the subject HOI policy.	[Redacted]			1	A		SC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210760			23865733			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The total Appraisal Fee increased from [Redacted] to [Redacted] on the [Redacted] Loan Estimate. The Final CD reflects a total Appraisal Fee of [Redacted] - which represents a [Redacted] Appraisal Management Fee and an [Redacted] Appraisal Fee. The Final CD totals indicate an increase in the Appraisal Fee from [Redacted] to [Redacted] when the Appraisal Management Fee is broken out. There is no Appraisal Order Changed Circumstance document in the file for the increase. There is no Lender Credit / Cure in file to cover the increase.				Reviewer Comment ([Redacted]): [Redacted] received a valid Snapshot lieu of COC for the Appraisal fee increased due to scope of the inspection and required travel by the appraiser. Buyer Comment ([Redacted]): Please see the attached screen shots from our appraisal tracking items in our mortgage platform. The valid CIC for the appraisal fee increase was due to the scope of the inspection and required travel by the appraiser.	[Redacted]			1	A		SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210767			23869695			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance has a coverage shortfall of [Redacted]. A replacement cost estimator, or replacement cost verbiage on the policy, was not provided.				Reviewer Comment ([Redacted]): Received and associated Replacement Cost Estimator and now there is no coverage shortfall. Exception Cleared Buyer Comment ([Redacted]): see attached rce	[Redacted]			1	A		IL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210769			23862545			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		There is a hazard insurance coverage short fall of [Redacted]. The Hazard Insurance Binder reflects Dwelling coverage of [Redacted] which is less than loan amount of [Redacted]. Evidence of Replacement Cost Coverage or the Insurable value were not provided.				Reviewer Comment ([Redacted]): HOI policy present in file included Replacement Cost Coverage for personal Property amount [Redacted] and now there is no shortfall. Exception Cleared Buyer Comment ([Redacted]): Please see [Redacted] in your loan file titled "Checklist of Coverage" attached to the clients HOI policy. This document indicates the home is covered to Replace Cost per the Loss and settlement basis with the insurer. It is this position of [Redacted] that this verbiage demonstrates the policy contains the required replacement cost coverage.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210769			23870173			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Flood Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, insurance and Assessments in the Projected Payments Section of the Closing Disclosure. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance Bucket.				Buyer Comment ([Redacted]): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			[Redacted]	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210822			23871980			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	AUS Findings: Occupancy discrepancy.	Property occupancy of ___ does not match AUS property occupancy of ___.	Loan was initially a primary residence and due to Letter of Explanation from borrower regarding current residence not being listed for sale yet, the occupancy was changed to second home. The Final 1003 declarations and Occupancy Certificate were updated; however, the most recent AUS run, provided with the file, still indicates primary occupancy for the subject property.				Reviewer Comment ([Redacted]): Subject closed as a primary residence. Buyer Comment ([Redacted]): This loan closed as a purchase of a primary residence, please clear this exception	[Redacted]			1	A		MI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210822			23898515			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.		The declarations section of the final signed loan application indicates the borrower does not intend to occupy the subject as his primary residence. Correction and clarification needed in order to verify occupancy.
Reviewer Comment ([Redacted]): Corrected 1003 E-signed by the borrower with declaration stating borrower will occupy the subject property received. Document attached and updated. Hence exception cleared.

Buyer Comment ([Redacted]): please see the corrected 1003 which was esigned by the borrower today

Reviewer Comment ([Redacted]): Received recent 1003 is not signed and dated hence cannot consider the same as Final 1003. Exception Remains

Reviewer Comment ([Redacted]): Exception cleared in error

Buyer Comment ([Redacted]): The LOE on file details how the subject property will be his primary, so this correctly closed as such. His previous refi which closed in July will either be sold or used as a rental according to the LOE.Updated 1003 is attached
																		[Redacted]			1	A		MI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210822			23930945			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Loan originated as Primary residence, yet URLA declarations indicates borrower will not occupy.	-	Need Final 1003 signed and dated with declaration stating borrower will occupy the subject property				Reviewer Comment ([Redacted]): Corrected 1003 E-signed by the borrower with declaration stating borrower will occupy the subject property received. Document attached and updated. Hence exception cleared. Buyer Comment ([Redacted]): Corrected 1003 esigned by the borrower was uploaded to the other exception	[Redacted]			1	A		MI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210002			23886132			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		The final CD from the sale of [Redacted] showing net proceeds of [Redacted] was not found in the file.				Reviewer Comment ([Redacted]): CD & sales contract associated. Exception cleared Buyer Comment ([Redacted]): Please see attached confirming sale and proceeds for [Redacted]. Please review to clear this condition as well as associated waterfall conditions.	[Redacted]			1	A		CT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210002			23886152			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	The final CD from the sale of [Redacted] was not found in the file and caused the descripicy in the Loan designation.				Reviewer Comment ([Redacted]): CD and sales contract associated. Exception cleared. Buyer Comment ([Redacted]): Documentation to clear this was uploaded to the other exception which is now a grade 1. Please clear this as well	[Redacted]			1	A		CT	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210002			23886153			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Assets	General QM: Unable to verify assets using reasonably reliable third-party records.	The final CD from the sale of [Redacted] was not found in the file.				Reviewer Comment ([Redacted]): CD and sales contract associated. Exception cleared. Buyer Comment ([Redacted]): Documentation to clear this was uploaded to the other exception which is now a grade 1. Please clear this as well	[Redacted]			1	A		CT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210008			23891363			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment ([Redacted]): Received Title Schedule A document with correct loan amount and associated. Exception cleared. Buyer Comment ([Redacted]): Please see attached updated schedule A confirming sufficient coverage. Reviewer Comment ([Redacted]): Requested documentation not yet received.	[Redacted]			1	A		ID	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210008			23892946			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Itemization of Amount Financed did not include [Redacted] Processing fee as a prepaid finance charge.				Reviewer Comment ([Redacted]): [Redacted] received itemization of credit. Buyer Comment ([Redacted]): Please see attached CD addendum confirming this fee was paid for by the seller. Therefore it is not a finance charge. Please review to clear this condition.	[Redacted]			1	A		ID	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210013			23892102			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	File is missing a valid COC for increase in appraisal fee on LE dated [Redacted].				Reviewer Comment ([Redacted]): [Redacted] upon further review received valid COC document hence no further action required. Buyer Comment ([Redacted]): Please see attached showin all details. This is where the snip came from. Reviewer Comment ([Redacted]): [Redacted] received a snip however it does not have any reference of this loan. Please provide snip with reference to loan or borrower name or property. Buyer Comment ([Redacted]): Please see attached CIC for the increase to the appraisal fee. Please review to clear this condition.	[Redacted]			1	A		OR	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210013			23894129			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Affiliated Business Arrangement Disclosure provided to the borrower on [Redacted] is not signed by the borrower.				Reviewer Comment ([Redacted]): ABA received and associated. Exception cleared Buyer Comment ([Redacted]): The application was not printed until [Redacted]. This is when the borrower chose to move forward with the loan. Attached is the ABA signed the following day. Please review to clear this condition.	[Redacted]			1	A		OR	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210016			23896677			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	HOA Error: HOA dues not provided.		The subject property is located in a PUD and the loan was closed with [Redacted] monthly HOA dues. There is no documentation evidence for the HOA amount on the Appraisal or otherwise in the file.				Reviewer Comment ([Redacted]): HOA received Exception cleared. Buyer Comment ([Redacted]): Please see attached confirming HOA dues.	[Redacted]			1	A		WA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210018			23893861			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] of the Note.	-					Reviewer Comment ([Redacted]): We have VVOE on file which is dated [Redacted] and our note date is [Redacted], the document is within [Redacted] from the note date. Hence, no concerns, exception cleared. Buyer Comment ([Redacted]): see attached Buyer Comment ([Redacted]): Please see attached WVOE dated [Redacted] which is within [Redacted] of closing and review to clear condition.	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210018			23894187			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.		same as disbursement date, escrow state				Reviewer Comment ([Redacted]): Received amended Hazard insurance policy which confirms that the effective date of the policy is [Redacted] which is not after the transaction date of [Redacted]. Document associated and details updated. Exception cleared. Buyer Comment ([Redacted]): see attached Buyer Comment ([Redacted]): Please see attached HOI with effective date of [Redacted] and review to clear condition.	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210023			23888298			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		File is missing renewal hazard insurance policy.				Reviewer Comment ([Redacted]): Received HOI document and updated hence associated the same. Buyer Comment ([Redacted]): see attached Buyer Comment ([Redacted]): See attached HOI renewal and review to clear condition.	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210025			23893064			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	An Acknowledgement of the Right to Receive a copy of the valuation for the secondary valuation was not provided for review.				Reviewer Comment ([Redacted]): We have received Appraisal notice which confirms the date valuation provided as [Redacted], hence, details updated and document accepted. Exception cleared. Buyer Comment ([Redacted]): [Redacted]: See the attached "government disclosure" which includes the right to receive an appraisal verbiage, see the signed loan disclosure summary confirming the client received the government disclosure, and a copy of the appraisal cover letter confirming it was provided prior to [Redacted] of closing.	[Redacted]			1	A		DE	Primary	Refinance - Limited Cash-out GSE		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210027			23893564			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Title policy coverage amount [Redacted] is less than the loan amount [Redacted]				Reviewer Comment ([Redacted]): Received revised title commitment document with correct policy amount and associated. Exception Cleared. Buyer Comment ([Redacted]): Please see attached updated title commitment.	[Redacted]			1	A		IN	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210027			23896528			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	A cure for the increase for Title-e doc fee for [Redacted] was not given.				Reviewer Comment ([Redacted]): [Redacted] Received corrected PCCD dated [Redacted] along with LOE. Buyer Comment ([Redacted]): Please see attached redisclosure package curing the issue. Reviewer Comment ([Redacted]): [Redacted] upon further review, Title - Electronic Document Delivery Fee has been added on CD dated [Redacted] in Section B. Please provide PCCD with fees moved to Section C. Buyer Comment ([Redacted]): This fee did not increase. Please review to clear this condition.	[Redacted]			1	A		IN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210028			23891199			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	No cure provided.
Reviewer Comment ([Redacted]): PCCD, LOE, Copy of check and proof of delivery (confirmed via [Redacted] website) rec'd.

Buyer Comment ([Redacted]): The change of circumstance  and supporting documentation for the increase in discount points was provided on [Redacted]. Please reference the comments and documentation uploaded to the portal on that day. The discount points paid by borrower increased on the final CD because the lender credit was removed. Because the credit was removed without a valid CIC, a cure of [Redacted] is owed to the borrower.  WE are not  issuing a pccd for the increase in discount ponts because a valid CIC was provided and it was disclosed in good faith. The letter to borrower is specific to the Lender Paid credit because it was reduced without a valid change in circumstance.

Reviewer Comment ([Redacted]): Exception Detail Updated from: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  Insufficient or no cure was provided to the borrower. ([Redacted])

Reviewer Comment ([Redacted]): There are 2 fee violations - Loan Discount for [Redacted] and Lender credit for [Redacted].  The [Redacted] appears to be for the discount point correction and LOE should clarify.

Reviewer Comment ([Redacted]): [Redacted] Received PCCD , LOE, Copy of Check and Proof of mailing however we require Corrected LOE as given cure of [Redacted] is for Loan Discount Points and provided LOE stating "We have enclosed a check payable to you in the amount of [Redacted] to refund the Lender credit that was due to you".

Buyer Comment ([Redacted]): Please see the attached PCCD,copy of refund check, lox to borrower and shipping label to cure the [Redacted] reduction in lender paid credits.

Reviewer Comment ([Redacted]): Changed Circumstance received for the loan amount increase on [Redacted], however the Closing Disclosure provided on [Redacted] reflected Discount Points paid by the borrower of [Redacted] and [Redacted] paid by the lender.  The final Closing Disclosure issued on [Redacted] reflected Discount Points to the borrower of [Redacted] and no lender credit.  A valid Change of Circumstance for the change in Discount Points paid by the borrower of [Redacted] on the final Closing Disclosure was not provided.

Buyer Comment ([Redacted]): The loan amount increased on [Redacted] causing an LTV  increase from [Redacted] to [Redacted]. The increase in LTV resulted in a [Redacted] LLPA causing discount points to increase. Please see the attached screenshot from the lenders LOS demonstrating the change in pricing due to the increase in LTV.
																			[Redacted]		2	B		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210028			23891444			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to borrower did not include the following fees: Credit Monitoring Service and the difference in Loan Discount Points. Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD.				Reviewer Comment ([Redacted]): Itemized Disclosure received for lump sum fees paid by the seller and the relocation company. Buyer Comment ([Redacted]): Please see the attached CD addendum dated [Redacted] confirming the seller credit covered [Redacted] of the Loan Discount fees and the Credit Monitoring Service was covered by the employer or relocation sponsor.	[Redacted]			1	A		MA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210028			23891448			Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Funds Not Disbursed per Agreement)	[Redacted] Mortgage Lender and Broker Regulations: Lender failed to disburse funds in accordance with the commitment or agreement with the borrower.					Reviewer Comment ([Redacted]): [Redacted] - stated documentations disclosure associated. Exception Cleared. Buyer Comment ([Redacted]): Can the reviewer please provide clarity on this? What part of the commitment specifically has been broken?	[Redacted]			1	A		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210028			23894032			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing mortgage statements and tax statements for [Redacted] property and for [Redacted] property.				Reviewer Comment ([Redacted]): Received tax document for the property & associated. Exceptions cleared. Buyer Comment ([Redacted]): The property taxes for these homes were verified using the 1040 tax return which can be found on [Redacted] ofthe loan file. Please see the attached mortgage statements.	[Redacted]			1	A		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210028			23923591			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	Changed Circumstance received for the loan amount increase on [Redacted], however the Closing Disclosure provided on [Redacted] reflected Discount Points paid by the borrower of [Redacted] and [Redacted] paid by the lender. The final Closing Disclosure issued on [Redacted] reflected Discount Points to the borrower of [Redacted] and no lender credit. A valid Change of Circumstance for the change in the lender credit from [Redacted] to [Redacted] was not provided.
Reviewer Comment ([Redacted]): Lender provided PCCD, Letter of Explanation, Copy of Refund Check and Proof of delivery via [Redacted] on [Redacted].

Buyer Comment ([Redacted]): Redisclosure package was delivered to the borrower on [Redacted]. Please clear.

Reviewer Comment ([Redacted]): Documentation received, package not yet received by shipper.  Unable to cure until package has been received by shipper and is enroute to consumer.  Review again on [Redacted].

Buyer Comment ([Redacted]): Please see the attached [Redacted] check, lox to client, shipping label and PCCD showing a total tolerance cure of [Redacted].

Reviewer Comment ([Redacted]): A valid changed of circumstance was not provided for removal of [Redacted] lender credit (appears for Recording Fee). Once a credit is given it cannot be taken away unless an event occurs allowing reduction of   lender credits

Reviewer Comment ([Redacted]): Exception Detail Updated from: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted]  is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted]. ([Redacted])

Reviewer Comment ([Redacted]): [Redacted] received CD, LOE to borrower copy of a refund check for [Redacted] and proof of mailing.  However, this refund is for the Discount Point fee violation of [Redacted] and not the Lender Credit Violation.  Provide either a valid changed circumstance or additional cure with a Corrected CD, LOE to borrower, copy of refund check for the additional [Redacted] cure amount and proof of mailing.

Buyer Comment ([Redacted]): Please see the attached PCCD,copy of refund check, lox to borrower and shipping label to cure the [Redacted] reduction in lender paid credits.
																			[Redacted]		2	B		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210028			23927333			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Require Mortgage statement to verify actual P&I amount, in 1003 document under reo section property not included however 1040 & Aus consider this property. Hence exception added.
Reviewer Comment ([Redacted]): Documentation of the mortgage payments provided.  Exception cleared.

Buyer Comment ([Redacted]): PLease see attached.

Reviewer Comment ([Redacted]): Exception Explanation Updated from: Statement
Statement

Reviewer Comment ([Redacted]): Require latest Mortgage statement for property [Redacted] to validate the actual P&I of the property as received mortgage statement till [Redacted] [Redacted] and closing date is [Redacted], hence Exception remains.

Buyer Comment ([Redacted]): [Redacted] is a [Redacted] mortgage statement for [Redacted] and [Redacted] is the Mortgage works statement for [Redacted]. Please review those pages of the loan file to clear the exception.

Reviewer Comment ([Redacted]): [Redacted] are title documents we need mortagge statement to verify P&I

Buyer Comment ([Redacted]): Please see [Redacted] of the loan file.
																		[Redacted]			1	A		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210028			23927388			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Require Mortgage statement for both the property-([Redacted], [Redacted], [Redacted], [Redacted]) to verify actual P&I amount & validate income, in 1003 document under reo section property not included however 1040 & Aus consider this property. Hence exception added.
Reviewer Comment ([Redacted]): Documentation of the mortgage payments provided.  Exception cleared

Reviewer Comment ([Redacted]): Require Mortgage statement for [Redacted], [Redacted] to validate the actual P&I of the property as per response [Redacted] belongs to title document, hence Exception remains.

Buyer Comment ([Redacted]): [Redacted] is a [Redacted] mortgage statement for [Redacted] and [Redacted] is the Mortgage works statement for [Redacted]. Please review those pages of the loan file to clear the exception.

Reviewer Comment ([Redacted]): [Redacted] are title documents we need mortagge statement to verify P&I

Buyer Comment ([Redacted]): Please see [Redacted] of the loan file.
																		[Redacted]			1	A		MA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210030			23894344			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The Final CD reflects a [Redacted] Title - Bring Down fee that was not disclosed on the Initial LE. No Lender Credit or Cure was provided.				Reviewer Comment ([Redacted]): Revised PCCD received. Exception cleared. Buyer Comment ([Redacted]): Fee was placed in Section B when it should have been placed in C. CD has been corrected. Please see attached.	[Redacted]			1	A		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210034			23896022			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		File is missing verification of EMD sourced as listed on Final 1003 for [Redacted].				Reviewer Comment ([Redacted]): Available for reserves IAO [Redacted]. Buyer Comment ([Redacted]): Please re-review this exception should be cleared as the associated EMD exception was cleared.	[Redacted]			1	A		MA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210034			23896024			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		File is missing verification of EMD sourced as listed on Final 1003 for [Redacted].				Reviewer Comment ([Redacted]): Sufficient balance available for closing to cover cash from borrower, Verification of EMD of [Redacted] received and associated. Hence exception cleared. Buyer Comment ([Redacted]): Please see the attached [Redacted] statement and lox from the UW regarding the EMD.	[Redacted]			1	A		MA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210035			23894457			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The CD issued [Redacted] reflected points of [Redacted], but the Final CD issued [Redacted] increased to [Redacted]. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment ([Redacted]): Valid changed circumstance received.

Reviewer Comment ([Redacted]): Comment from compliance team:
The following is per SFA TRID Grid 3.0 regarding the rebaselining of interest rate dependent charges under [Redacted]:
"Effective [Redacted], loans that have not been consummated will allow the use of an initial or subsequent CD that is issued on or after [Redacted] and PRIOR to closing to rebaseline tolerance fees as long as the CD is issued within [Redacted] of a valid change of circumstance (note, CD's issued or received after closing are not permitted to rebaseline fee tolerance amounts).
For all TRID loans irrespective of consummation date, fee reductions on subsequent disclosures will not rebaseline amount used for good faith fee tolerance testing with the exception of reductions of interest rate dependent charges disclosed on a subsequent disclosure resulting from an interest rate type changed circumstance (e.g. reduction in discount points reflected on an LE/CD following a rate lock will reset discount points baseline for tolerance testing) pursuant to 19(e)(3)(iv)(D)."

As such, the discount points were reset to the [Redacted] CD due to Rate Lock Extension with change date of [Redacted] as a valid changed circumstance.  Fee then increased on the Final CD issued [Redacted] and there is no valid changed circumstance information to reflect why fee increased. Interest rate related costs, such as this discount points, will reset baseline on any subsequent disclosure with a valid changed circumstance, even if downward.
Either a valid changed circumstance for the [Redacted] CD increase in fee or cure is due to borrower.

Reviewer Comment ([Redacted]): [Redacted] Received duplicate COC dated [Redacted] however Loan Discount points decreased on CD dated [Redacted] and again Increased on CD dated [Redacted]. Please provide valid COC with additional information which can Explain why Loan Discount points increased on CD dated [Redacted] or cure required

Buyer Comment ([Redacted]): Please see attached explanation.
																		[Redacted]			1	A		NC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210037			23891721			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Title commitment with correct loan amount coverage or Final Title policy not provided.				Reviewer Comment ([Redacted]): Title commitment with correct policy loan amount [Redacted] received and associated, Hence exceptions cleared. Buyer Comment ([Redacted]): Please see the attached for the title commitment showing the correct amount of [Redacted].	[Redacted]			1	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210037			23891840			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Change of circumstance for increase in Discount Points not provided.				Reviewer Comment ([Redacted]): [Redacted] Received valid COC therefore no cure required. Buyer Comment ([Redacted]): Please see the attached CIC request form from our [Redacted], the discount points increased as a result on the loan amount increase from [Redacted] to the Final loan amount of [Redacted]	[Redacted]			1	A		CO	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210038			23892246			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	A valid change of circumstance was not provided for recording fee increase.
Reviewer Comment ([Redacted]): [Redacted] received PCCD, LOE and copy of principal curtailment.

Buyer Comment ([Redacted]): See attached. You will see principal balance before the [Redacted] curtailment and what it was after it was applied.

Reviewer Comment ([Redacted]): Please provide history of principal balance prior to the application of the [Redacted] cure principal curtailment and the remaining balance after applied.  Unable to confirm prior principal balance to verify the curtailment paid towards principal.

Reviewer Comment ([Redacted]): Application of curtailment appears to be in error.  The principal, should be reduced by the entire amount of [Redacted].  This should be a reduction of principal owed rather than the application of a payment for [Redacted],  Cure required.

Buyer Comment ([Redacted]): We've opted to give the client a principal curtailment. See attached.
																			[Redacted]		2	B		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210039			23892005			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	The Final CD reflects [Redacted] as both the Closing and Disbursement Date with no Rescission Period.
Reviewer Comment ([Redacted]): Rescission ended.

Buyer Comment ([Redacted]): The rescission period ended last night at [Redacted], please clear.

Reviewer Comment ([Redacted]): RTC for re-opened rescission does not need to be signed by borrower. Client has provided proof borrower received RTC Exception cannot be cleared until period has ended.

Reviewer Comment ([Redacted]): RTC has an expiration date of [Redacted] and the note date is [Redacted] we need signed and dated RTC to clear the exception.

Buyer Comment ([Redacted]): We have re-opened rescission post closing by providing the client with the Notice of Right to cancel documents and the letter of explanation, there would be no signature requirement for these documents unless the client actually wanted to rescind the loan. Moreover, we are unclear with regard to "TIL provided not completed expiration date", the rescission period will end at [Redacted] on [Redacted] as listed on the documents submitted to the client.

Reviewer Comment ([Redacted]): TIL provided not completed expiration date & has no borrower signature.

Buyer Comment ([Redacted]): Please see the attached for the LOE to client, [Redacted] shipping label and ROR forms
																		[Redacted]			1	A		TN	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210041			23892834			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Erroneous: Documentation is valid for [Redacted] per guidelines				Reviewer Comment ([Redacted]): Loan is SHQM (APOR).	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210042			23892432			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	The Loan is designated Safe Harbor QM (APOR) per scope.				Reviewer Comment ([Redacted]): Loan is SHQM (APOR). Buyer Comment ([Redacted]): Please see the attached title invoice where the [Redacted] can be excluded from the points and fees calculation.	[Redacted]			1	A		TN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210042			23893606			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment ([Redacted]): Offset provided for non-affiliate underwriter portion of Title Insurance Premium, per invoice, which brings total P&F under the QM [Redacted] threshold. Buyer Comment ([Redacted]): Please see the attached title invoice where the [Redacted] can be excluded from the points and fees calculation.	[Redacted]			1	A		TN	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210043			23893948			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] of the Note.	-	The Employment Verification was not completed within [Redacted] of the Note for Borrower 2.				Reviewer Comment ([Redacted]): Verification of employment for co-borrower has been received and associated which is acceptable and within [Redacted] of the note date. Hence exception cleared. Buyer Comment ([Redacted]): Please see the attached screen shots from our Verification of employment recertification tracking item. We verified on [Redacted] that Lauren was still actively employed with [Redacted]	[Redacted]			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210049			23897887			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal was missing from the file.				Reviewer Comment ([Redacted]): Received Appraisal document. Updated all information. Exception cleared Buyer Comment ([Redacted]): Please see attached copy of the appraisal.	[Redacted]			1	A		WA	Primary	Refinance - Rate/Term		D	A	D	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210049			23899508			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1		Appraisal was missing from the file.				Reviewer Comment ([Redacted]): Received Appraisal document. Updated all information. Exception cleared Buyer Comment ([Redacted]): Please see attached copy of the appraisal.	[Redacted]			1	A		WA	Primary	Refinance - Rate/Term		D	A	D	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210058			23902673			Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than [Redacted] prior to Closing.	-	The most recent asset statement date is [Redacted] which is over [Redacted] prior to the Note Date [Redacted].
Reviewer Comment ([Redacted]): [Redacted] statements were in file.  Exception cleared.

Reviewer Comment ([Redacted]): Require most recent additional bank statement that statement should be within [Redacted] from the note date to clear this exception. Exception Remains

Buyer Comment ([Redacted]): [Redacted] b3-4.2-01 states "If the latest bank statement is more than [Redacted] earlier than the date of the loan application, the lender should ask the borrower to provide a more recent, supplemental, bank-generated form that shows at least the last four digits of the account number, balance, and date. " The application date of this loan is [Redacted], and the client provided a [Redacted] statement showing sufficient assets. Our asset expiration guideline is [Redacted].

Buyer Comment ([Redacted]): [Redacted]: Initial condition states it is [Redacted], not [Redacted]. We have provided the documentation and it is within [Redacted] of closing. Please clear this condition, it is invalid. No further documentation will be provided.

Reviewer Comment ([Redacted]): Received bank statement for [Redacted] // Account Type: [Redacted] / Account Number: [Redacted] from [Redacted] to [Redacted] associated the same however it is still more than [Redacted] from note date hence we need bank statement from [Redacted] within [Redacted] from note date

Buyer Comment ([Redacted]): [Redacted]: See attachment.

Reviewer Comment ([Redacted]): Received bank statement for [Redacted] // Account Type: [Redacted] / Account Number: [Redacted] dated [Redacted] to [Redacted] which is within [Redacted] from note/closing date, hence, acceptable. However, we are still awaiting bank statement for [Redacted] // Account Type: [Redacted] / Account Number: [Redacted] as it is over [Redacted] as well. Exception remains and to be cleared once we receive document for [Redacted].

Buyer Comment ([Redacted]): [Redacted]: See attachment.
																		[Redacted]			1	A		CO	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210061			23901123			Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	-	The appraisers license was effective [Redacted] the effective date on the appraisal was before this date which was [Redacted].				Reviewer Comment ([Redacted]): Received document stating appraiser is active since [Redacted] clearing the exception. Buyer Comment ([Redacted]): see attached Buyer Comment ([Redacted]): See attached license history for the appraiser and review to clear condition.	[Redacted]			1	A		IL	Primary	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210065			23893977			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided		Subordination agreement reported in the file.				Reviewer Comment ([Redacted]): Received Subordination waiver hence removed 2nd P&I from clarity. Buyer Comment ([Redacted]): see attached Buyer Comment ([Redacted]): See attached subordination and review to clear condition.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210065			23895624			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for Transfer Tax was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted]): [Redacted] received valid COC dated [Redacted] for loan amount increase. Exception cleared. Buyer Comment ([Redacted]): see attached Buyer Comment ([Redacted]): Please see attached CIC response and review to clear condition.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210068			23895852			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment ([Redacted]): We disclose this way as a consumer-friendly method of providing a distinction between traditional homeowners insurance and other insurance products such as flood insurance. The client is more fully informed through this method and [Redacted] of the CD can be viewed to see all applicable forms of insurance.			[Redacted]	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210071			23896001			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	File is missing a valid COC for increase in appraisal fee on CD dated [Redacted]. No cure was provided to borrower for increase.				Reviewer Comment ([Redacted]): [Redacted] Received PCCD dated [Redacted] along with copy of check, Proof of mailing and LOE. Buyer Comment ([Redacted]): Please see attachded proof of delivery. Reviewer Comment ([Redacted]): [Redacted] Received LOE, corrected PCCD, copy of refund check, and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure Buyer Comment ([Redacted]): Please see attached redisclosure package curing the issue.		[Redacted]		2	B		MT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210080			23896122			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Taxes and Fees found in section E are subject to [Redacted] tolerance. Recording Fee was increased without valid COC.				Reviewer Comment ([Redacted]): Client confirmed receipt of PCCD and cure check Buyer Comment ([Redacted]): Please attached. Package will ship today.		[Redacted]		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210082			23895557			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Based on the Hazard Policy provided. The Coverage amount of [Redacted] + [Redacted] ([Redacted]) is insufficient. A replacement cost estimator or replacement cost verbiage on the policy was not provided.				Reviewer Comment ([Redacted]): Received attached HOI Policy Loss settlement provision docs with HOI Policy which is stating coverage will be [Redacted] of swelling coverage after the any damages Hence, Considered as per policy and associated. Exception Cleared Buyer Comment ([Redacted]): [Redacted]: The attached pages of policy state that the policy automatically includes replacement cost coverage if the loss settlement provisions are met.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210093			23896215			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Provide legible copy of [Redacted] W-2 for both borrowers and legible paystub for borrower 2 supporting monthly income of at least [Redacted] for borrower 2.				Reviewer Comment ([Redacted]): Received and associated legible copies of income docs (W-2 [Redacted], Paystub) Hence, Exception Cleared Buyer Comment ([Redacted]): Please see attached legible copies of the income documents requested.	[Redacted]			1	A		NM	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210093			23896254			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee increased from [Redacted] to [Redacted] with no valid COC. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and copy of the letter of explanation sent to the borrower disclosing the changes made was not provided. .
Reviewer Comment ([Redacted]): [Redacted] received valid COC dated [Redacted] with reason why the Appraisal Fee was increased on the LE dated [Redacted] hence after review the exception was cleared.

Buyer Comment ([Redacted]): Please see the attached valid CIC for the appraisal fee that includes dates.

Reviewer Comment ([Redacted]): [Redacted] received COC with reason due to complexity of the property the Appraisal Fee was increased. However we are unable to determine the date on the snippet. Appraisal fee was increased on the LE dated [Redacted] for [Redacted]. Please provide us with the COC within [Redacted] from the fee increased on the LE dated [Redacted] or cure required. Cure document consist of PCCD, LOX, Copy of Check Refund and Mailing Proof.

Buyer Comment ([Redacted]): Please see the attached valid CIC for the appraisal fee.
																		[Redacted]			1	A		NM	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210095			23905905			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The commitment title report in file disclosed [Redacted] of title insurance coverage; however this is less than the loan amount of [Redacted]. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment ([Redacted]): Received and associated Final Title Policy which covers the loan amount. Hence, Exception Cleared Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		UT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210096			23906941			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	VVOE missing source information.				Reviewer Comment ([Redacted]): Received screenshot showing [Redacted] search of telephone number used for VOE. Attached and updated clarity. Exception is cleared. Buyer Comment ([Redacted]): Please see the attached screenshot showing [Redacted] search of phone number used for VOE results in employer webpages. Phone number is tied to business according to [Redacted].	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210097			23905974			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Master insurance policy for condo association was not provided. Only a HO-6 policy was provided.				Reviewer Comment ([Redacted]): Received Master insurance policy for condo association, attached and updated. Exception cleared. Buyer Comment ([Redacted]): Please see the attached Master Insurance Policy.	[Redacted]			1	A		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210097			23906317			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment ([Redacted]): This is correctly disclosed as designed as it is a more consumer friendly method. The Walls-in insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non material exception			[Redacted]	2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210102			23906060			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	File is missing evidence that a copy of the valuation was provided to the borrowers 3 business days prior to consummation.				Reviewer Comment ([Redacted]): Received Appraisal notice. Buyer Comment ([Redacted]): See attached. Cover letter shows client rec'd appraisal on [Redacted]-- more than [Redacted] prior to closing.	[Redacted]			1	A		IN	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210102			23906062			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment ([Redacted]): Loan passes points and fees testing Buyer Comment ([Redacted]): See attached.	[Redacted]			1	A		IN	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210102			23906083			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Failure is due to loan failing points and fees testing.				Reviewer Comment ([Redacted]): Loan passes points and fees testing Buyer Comment ([Redacted]): See doc uploaded on [Redacted]	[Redacted]			1	A		IN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210102			23906134			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to cancel was issued on incorrect form.				Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		IN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210102			23906953			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement Disclosure provided to the borrower's on [Redacted] is not signed by borrower 2.				Reviewer Comment ([Redacted]): Received and associated Affiliated Business Arrangement Disclosure signed by borrower. Exception Cleared Buyer Comment ([Redacted]): Document does not need to be signed by both borrowers. Please clear exception. Reviewer Comment ([Redacted]): Received Affiliated Business Arrangement Disclosure however it is not signed by co-borrower, According to exception we need the document to be signed by co-borrower Buyer Comment ([Redacted]): See attached.	[Redacted]			1	A		IN	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210102			23962714			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within [Redacted] of application.	Provided date on ABA Disclosure is [Redacted]. However Creditor did not provide ABA disclosure to applicant within [Redacted] of initial application. Hence we need ABA disclosure sign and dated within [Redacted] of initial application date.
Reviewer Comment ([Redacted]): Borrower received ABA within [Redacted]

Buyer Comment ([Redacted]): ABA Disclosure was signed by client on [Redacted]. [Redacted] timing rule only applies to delivery of disclosure. Document only needs to be signed while loan is in process. All printed disclosures are in the file. Please take the time to review before responding.

Reviewer Comment ([Redacted]): We have received ABA Disclosure with provided date of [Redacted], however, the document is not signed by the applicants, hence, unable to accept the document. Exception remains.

Buyer Comment ([Redacted]): See attached document. Original disclosure was delivered to client on [Redacted]-- within [Redacted] of application. Guidelines require the document be delivered to the client within that amount of time, but not signed.
																		[Redacted]			1	A		IN	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210105			23905672			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
Reviewer Comment ([Redacted]): Received Flood Ins acknowledgement page and changed the document type into Hazard flood-Ins notice but unable to associate it, Hence exception get cleared.

Buyer Comment ([Redacted]): Please see the attached screen shot and Flood Ins acknowledgement page. This is to evidence the client provided with all applicable Flood Ins documentation/information to include the Notice of Special Flood Hazard Disclosure.

Reviewer Comment ([Redacted]): Lender did not document that borrower received this document. Producing the document does not confirm that the document was sent

Buyer Comment ([Redacted]): By Creating the Notice of Special Flood Hazard Disclosure that is specific to the clients mortgage transaction and providing it to them as part of their home loan documentation we have fulfilled the referenced CFR requirement. The record of receipt is the client/loan specific disclosure that lists [Redacted], LLC as the lender, clients name, document date, loan# and property address. The requirement does not specify what constitutes acceptable proof of "borrower receipt" leaving our position to be that we created the form for this client/transaction specifically and provided it to them for review prior to consummation as is presumed and required by all our mortgage transactions with the subject in a Flood zone.

Reviewer Comment ([Redacted]): Per 12 CFP 22.9 (d) Record of Receipt. "[Redacted]shall retain a record of the receipt of the notices by the borrower and the servicer for the period of time it owns the loan:  The unsigned disclosure alone does not satisfy this requirement.  Please provide evidence of borrower receipt of the disclosure.

Buyer Comment ([Redacted]): The date on the printed Notice of Special Flood Hazard Disclosure is [Redacted] which allows the documentation to be considered under the mailbox rule meaning the borrower received the disclosure within the required timeframe. Moreover, this document is not required to be signed by the borrower, only supplied for their review.
																		[Redacted]			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210105			23906305			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan is failing QM points and fees testing. Please provide the undiscounted rate and undiscounted price to determine if any discount points paid by the borrower may be excluded from testing.				Reviewer Comment ([Redacted]): Loan passes testing Buyer Comment ([Redacted]): The client paid [Redacted] points or [Redacted] to lower their interest from [Redacted] @ [Redacted] points to [Redacted] @ [Redacted] points, making the entire rate buy down excludable. See Calculation below. Undiscounted price [Redacted] @: [Redacted] + [Redacted] = [Redacted] Current Price: [Redacted] @ [Redacted] + [Redacted] = [Redacted] Rate buy Down [Redacted] - [Redacted]= [Redacted] Ratio Of Rate Decrease To points Charged [Redacted] - [Redacted] = [Redacted] / [Redacted] = [Redacted]	[Redacted]			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210105			23906687			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment ([Redacted]): Loan passes testing Buyer Comment ([Redacted]): The client paid [Redacted] points or [Redacted] to lower their interest from [Redacted]@ [Redacted] points to [Redacted] @ [Redacted] points, making the entire rate buy down excludable. See Calculation below. Undiscounted price [Redacted]@: [Redacted] + [Redacted] = [Redacted] Current Price: [Redacted]@ [Redacted] + [Redacted] = [Redacted] Rate buy Down- [Redacted] - [Redacted]= [Redacted] Ratio Of Rate Decrease To points Charged [Redacted] -[Redacted] = [Redacted] / [Redacted] = [Redacted]	[Redacted]			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210114			23910427			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Homeowners insurance was not provided for review for the REO [Redacted].				Reviewer Comment ([Redacted]): As the property is Free and Clear, Homeowner`s Insurance is not required. Exception cleared. Buyer Comment ([Redacted]): Non-subject property is free and clear, no homeowners insurance is required on free and clear properties.	[Redacted]			1	A		NC	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210126			23900679			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]				Reviewer Comment ([Redacted]): [Redacted] received itemization of credit. Buyer Comment ([Redacted]): [Redacted]: See the attached cd addendum showing fees being seller paid.	[Redacted]			1	A		NC	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210129			23902573			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	QM Points and Fees: [Redacted] Appraisal Management Company Fee paid to Affiliate of Lender, Tax Cert fee of [Redacted], Title Abstract/Search Fee of [Redacted], Title-Courier Fee of [Redacted], Title-Settlement Fee of [Redacted] and Title-Lender's Title Insurance fee of [Redacted] all paid to Affiliate of Lender, Loan Discount Points of [Redacted], Processing Fee of [Redacted] and Underwriting Fee of [Redacted] all paid to Lender equal a total of [Redacted] of QM Points and Fees which is [Redacted] more than allowable Points and Fees.				Reviewer Comment ([Redacted]): Offset provided for non-affiliate underwriter portion of title insurance premium (per invoice) bringing points and fees below the QM [Redacted] threshold. Buyer Comment ([Redacted]): See response to the other exception	[Redacted]			1	A		MN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210129			23902574			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	QM Points and Fees: [Redacted] Appraisal Management Company Fee paid to Affiliate of Lender, Tax Cert fee of [Redacted], Title Abstract/Search Fee of [Redacted], Title-Courier Fee of [Redacted], Title-Settlement Fee of [Redacted] and Title-Lender's Title Insurance fee of [Redacted] all paid to Affiliate of Lender, Loan Discount Points of [Redacted], Processing Fee of [Redacted] and Underwriting Fee of [Redacted] all paid to Lender equal a total of [Redacted] of QM Points and Fees which is [Redacted] more than allowable Points and Fees.				Reviewer Comment ([Redacted]): Loan is SHQM (APOR). Buyer Comment ([Redacted]): Please see the reggie reports attached which confirm the fees used in testing and our calculations. No bonafide discount points were excluded. This loan passed testing, please clear this exception as it is not valid	[Redacted]			1	A		MN	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210134			23915308			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The Homeowners Insurance was not provided for review for the REO [Redacted].				Reviewer Comment ([Redacted]): Property is Free & Clear. HOI is not a mandatory document. Exception cleared Buyer Comment ([Redacted]): Please see attached non-subject insurance.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210136			23904515			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Amount of Non- Escrowed Property Costs over year [Redacted] of [Redacted] is incorrect. Amount for HOA fee should be [Redacted] x [Redacted] = [Redacted].				Reviewer Comment ([Redacted]): [Redacted] received a PCCD correcting non escrowed property costs and LOE. Buyer Comment ([Redacted]): see attached		[Redacted]		2	B		WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210136			23904617			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	There is a coverage shortfall of [Redacted]. File is missing Replacement Cost estimator.
Reviewer Comment ([Redacted]): Received the replacement /rebuilding cost amount explanation letter. Associated and updated. Exception cleared

Buyer Comment ([Redacted]): One of the documents provided is the Property Coverage confirmation and indicates the estimated cost to rebuild of [Redacted], it also confirms the dwelling of [Redacted]. This should be sufficient to clear as it clearly states what the estimated cost to rebuild is and furthermore confirms sufficient coverage.

Reviewer Comment ([Redacted]): We are still missing Replacement cost estimator, the Hazard insurance policy received is already associated and details are updated, we are still having a shortfall of [Redacted]. Hence, we would require Replacement cost estimator which woukd cover the shortfall. Exception remains.

Buyer Comment ([Redacted]): please see attached

Reviewer Comment ([Redacted]): Hazard insurance coverage amount is insufficient. There is a coverage shortfall of [Redacted]. File is missing Replacement Cost estimator.

Buyer Comment ([Redacted]): see RCE attached
																		[Redacted]			1	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210137			23901753			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not Tested As Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.	The final 1003 states the property as a secondary home. The initial 1003 stated it was the primary residence. No explanation was provided regarding the discrepancy.
Reviewer Comment ([Redacted]): Subject is a second home.  Client revised final 1003 to confirm true occupancy Exception clears.

Reviewer Comment ([Redacted]): Received final 1003 which states property will be occupied as second home however in initial 1003 it is mentioned property will be occupied as primary residence, We understand initial 1003 cannot be ammended however we would require just one page of section 5 Declarations in initial 1003 which states Borrower will not occupy the property as primary residence, Because this is a federal compliance requirement, There is a question in compliance tab conditional data points which states whether initial 1003 indicate the consumer intends to occupy the property as their primary residence and the answer is mentioned as yes according to the application which was completed by borrower hence request you to please provide the required document to clear the exception

Buyer Comment ([Redacted]): The final signed 1003 reflects the property as a second home and is the document of truth. The initial 1003 cannot be ammended and would be a fruitless effort as the final 1003 is what should be used for testing. An explanation for why the occupancy changed while in process was provided and is all that should be necessary. This is a second home. Please review to clear this condition or escalate to [Redacted].

Reviewer Comment ([Redacted]): As per the explanation provided on [Redacted] we would need the Initial 1003 document signed and dated with Occupancy status mentioned so that we can update our records. Exception remains

Buyer Comment ([Redacted]): see attached

Buyer Comment ([Redacted]): See attached 1003 and review to clear condition.

Reviewer Comment ([Redacted]): Submit a final 1003 showing the occupancy status.

Buyer Comment ([Redacted]): see attached

Buyer Comment ([Redacted]): Upon review of public records monitoring, the client was reported to a non-subject property at [Redacted], All documents collected were addressed to a PO Box in the same city as the non-subject.  [Redacted] taxes were filed using the PO Box. It was determined that the subject property was indeed a second home, and the file was restructured as a second home, primary housing expenses were added.  The internet bill attached, shows the address discrepancy.  Please review to clear condition.
																		[Redacted]			1	A		NC	Second Home	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210143			23917063			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	W-2 for current employment in file for borrower 1 ([Redacted]) is not legible.				Reviewer Comment ([Redacted]): Received W2 for [Redacted] of Current employer for Borrower, document acceptable and is already associated and details are updated. Exception cleared. Buyer Comment ([Redacted]): Please see attached legible [Redacted] W2 from [Redacted].	[Redacted]			1	A		TN	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210143			23917086			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Per hazard policy in file, there is a coverage shortfall of [Redacted]. File is missing Replacement Cost Estimator.
Reviewer Comment ([Redacted]): Document supplied shows no limit on coverage.  Supplied document sufficient.

Reviewer Comment ([Redacted]): Reviewed and the documents, the insurance and explanation is given, however, we cannot update clarity as this is showing unlimited coverage. Hence, exception remains.

Buyer Comment ([Redacted]): Please re-review this exception, client's policy includes uncapped coverage in the case of a total loss. The insurance provider will not limit the dwelling. This is above and beyond replacement cost coverage.

Reviewer Comment ([Redacted]): Document received but not acceptable, require Replacement Cost Estimator. Exception remains.

Buyer Comment ([Redacted]): Client's HOI policy includes an endorsement called Coverage A Plus, see attached screenshot explaining this includes uncapped coverage for the home.
																		[Redacted]			1	A		TN	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210143			23917290			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	W-2 ([Redacted]) for current employment is illegible.				Reviewer Comment ([Redacted]): W-2 associated. Exception cleared Buyer Comment ([Redacted]): Please see attached legible [Redacted] W2 from [Redacted].	[Redacted]			1	A		TN	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210146			23902384			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within [Redacted] of application.	The Affiliated Business Arrangement Disclosure was provided on [Redacted] and which was not provided within [Redacted] of application.				Reviewer Comment ([Redacted]): [Redacted] received affiliated business disclosure, exception cleared. Buyer Comment ([Redacted]): Please see the attached affiliated business disclosure dated [Redacted] within [Redacted] of application.	[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210146			23902385			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations not provided to applicant within [Redacted] of application.	The List of Homeownership Counseling Organizations was provided on [Redacted] and not provided within [Redacted] of application.				Reviewer Comment ([Redacted]): [Redacted] received Homeownership document, exception cleared. Buyer Comment ([Redacted]): Please see the attached list of counselors disclosure dated [Redacted] within [Redacted] of application.	[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210146			23902386			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] of application.	The Initial Loan Estimate was provided on [Redacted] which is more than [Redacted] after the application.				Reviewer Comment ([Redacted]): [Redacted] received initial LE, exception cleared. Buyer Comment ([Redacted]): Please see the attached LE disclosed to client [Redacted] within three days of application.	[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210146			23902388			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The right to cancel form H-8 was used but H-9 is required for refinancing by the same creditor.				Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		NV	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210146			23917503			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [Redacted] of the loan application date.	The Appraisal was provided on [Redacted] which is more than [Redacted] after the application date. An appraisal waiver was not in the file for review.				Reviewer Comment ([Redacted]): [Redacted] received waiver, exception cleared Buyer Comment ([Redacted]): Please see the attached appraisal delivery waiver.	[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210146			23938616			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Fee increased without explanation for increase on VCC.
Reviewer Comment ([Redacted]): Valid COC was provided

Buyer Comment ([Redacted]): Client's spouse, [Redacted], is a non-borrowing title holder and the two had to close separately. Please clear.

Reviewer Comment ([Redacted]): Further clarification is needed for the change in circumstance provided.  Subject is a refinance of the borrower's current residence.  Please provided clarification as to why a "mail away" was needed as well as who requested the change.

Buyer Comment ([Redacted]): Please see the attached internal screenshot from [Redacted] showing the reason for the CIC.

Reviewer Comment ([Redacted]): [Redacted] upon further review Title-settlement Fee increased to [Redacted] from [Redacted] on CD dated [Redacted]. The provided COC dated [Redacted] not having a valid information why the fee increased on CD dated [Redacted]. So, kidnly provide a valid COC with additional information why the Fee increased on CD [Redacted] or provide Cure.

Buyer Comment ([Redacted]): Please see attached CIC
																		[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210148			23918545			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	RTC was issued on incorrect form.				Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210156			23905214			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount on the Title Commitment in the amount of [Redacted] is less than the loan amount of [Redacted].				Reviewer Comment ([Redacted]): Received Title Policy Amount on the Title Commitment in the amount matches the loan amount of [Redacted]. Hence exception is cleared. Buyer Comment ([Redacted]): Please see the attached title policy.	[Redacted]			1	A		GA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210157			23905113			Compliance	Compliance	State Compliance	State Defect	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	Certificate of Compliance not in file.				Reviewer Comment ([Redacted]): [Redacted] Predatory Lending Database Program ([Redacted]) - Certificate of Compliance received and associated. Exception cleared. Buyer Comment ([Redacted]): Please see the attached document.	[Redacted]			1	A		IL	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210164			23902714			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Asset statements for [Redacted] do not cover the full 2 months required. Statements provided cover [Redacted] through [Redacted].				Reviewer Comment ([Redacted]): Bank printout disclosed transactions made in last [Redacted]. Reviewer Comment ([Redacted]): Need previous [Redacted] statements provide statement from [Redacted] to till date. Buyer Comment ([Redacted]): [Redacted]: See attached [Redacted] statement [Redacted]. The statement history was showing [Redacted] history, and there was no further history prior to the transaction on [Redacted] to show.	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210164			23919770			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Erroneous - Valid CIC documented for additional [Redacted] Certificate of Completion in file.				Reviewer Comment ([Redacted]): Sufficient Cure Provided At Closing		[Redacted]		1	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210174			23905143			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the Projected Payments Section.				Buyer Comment ([Redacted]): This is correctly disclosed as a more consumer-friendly method.It is disclosed as a separate line item for better visibility for the consumer.			[Redacted]	2	B		SC	Primary	Refinance - Limited Cash-out GSE	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210179			23906072			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The mortgage statement with [Redacted] for [Redacted] was not found in the file.				Reviewer Comment ([Redacted]): Received the Note document and which is confirmed the payment and hence associated the same. Buyer Comment ([Redacted]): Please see attached Note for this property confirming the payment.	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210183			23906127			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The loan was submitted with HOA at [Redacted]/mo and this was not a PUD. The Non-escrowed amount should be [Redacted] instead of [Redacted].				Reviewer Comment ([Redacted]): [Redacted] received a PCCD correcting non escrowed property costs and LOE. Buyer Comment ([Redacted]): Please see attached redisclosue package curing the issue. Please review to clear this condition.		[Redacted]		2	B		TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210189			23906875			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The City states [Redacted] instead of [Redacted], its verified correctly on title insurance disclosure [Redacted].				Reviewer Comment ([Redacted]): Received updated Hazard Insurance policy with correct City name. Exception cleared Buyer Comment ([Redacted]): Please see the attached corrected HOI dec page.	[Redacted]			1	A		MN	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210191			23906467			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The prelim title was less than the loan amount and the final title was not provided.				Reviewer Comment ([Redacted]): Received the Title final and updated hence associated the same. Buyer Comment ([Redacted]): Please see attached copy of the title policy.	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210191			23923801			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The mortgage statement with [Redacted] for [Redacted] was not found in the file.				Reviewer Comment ([Redacted]): Closing disclosure received for reo property, PITIA verified, Hence exception cleared. Buyer Comment ([Redacted]): Please see attached copy of the non-subject closing disclosure showing the estimated payment including taxes and insurance. Buyer Comment ([Redacted]): Please see attached copy of the non-subject note indicating the monthly payment.	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210192			23923587			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The Homeowners Insurance was not provided for review for the REO [Redacted]				Reviewer Comment ([Redacted]): This is a Vacant piece of land (no building/home or structure) therefore this is no Home to insure and HOI is not required. and hence exception cleared. Buyer Comment ([Redacted]): This is a Vacant piece of land (no building/home or structure) therefore this is no Home to insure and HOI is not required. Reviewer Comment ([Redacted]): Insurance document is missing for reo property. Buyer Comment ([Redacted]): Please see the attached property summary from the county, this confirms the home at [Redacted] is Vacant land and HOI is not required.	[Redacted]			1	A		NJ	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210194			23907067			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted]): [Redacted] Received PCCD dated [Redacted] along with copy of check, Proof of mailing and LOE. Buyer Comment ([Redacted]): Please see the attached proof of delivery Reviewer Comment ([Redacted]): PCCD, LOE, check to B and shipping label. Please provide evidence the borrower has received the package. [Redacted] website indicates the label was only created. Buyer Comment ([Redacted]): Please see the attached for the LOE, corrected CD, [Redacted] label and check copy to the client to cure the [Redacted] for Transfer taxes and [Redacted] for the appraisal fee.		[Redacted]		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210194			23907079			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Transfer Tax Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted]): [Redacted] Received PCCD dated [Redacted] along with copy of check, Proof of mailing and LOE. Buyer Comment ([Redacted]): Please see the attached proof of delivery Reviewer Comment ([Redacted]): PCCD, LOE, check to B and shipping label. Please provide evidence the borrower has received the package. [Redacted] website indicates the label was only created. Buyer Comment ([Redacted]): Please see the attached for the LOE, corrected CD, [Redacted] label and check copy to the client to cure the [Redacted] for Transfer taxes and [Redacted] for the appraisal fee.		[Redacted]		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210194			23907125			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to borrower was under-disclosed for following fees: Mortgage Broker Fee.				Reviewer Comment ([Redacted]): [Redacted] received itemization of credit. Buyer Comment ([Redacted]): Please see the attached CD addendum showing that [Redacted] in seller credits went to covering the mortgage broker fee reducing the amount from [Redacted] to [Redacted] as listed on the itemization of amount financed. This validates the Finance charge amount listed on the referenced CD.	[Redacted]			1	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210204			23907793			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to borrower did not include the following fees: HOA/Condo Questionnaire, Title - Processing Fee.				Reviewer Comment ([Redacted]): All required documentation received. Buyer Comment ([Redacted]): please see attached Reviewer Comment ([Redacted]): [Redacted] reviewed the exception. The fees included in the finance charge are flood cert [Redacted], prepaid interest [Redacted], tax service [Redacted], title-attorney fee [Redacted], and title- document processing fee [Redacted], Please provide a corrected CD, LOE, refund check, and proof of delivery to cure. Buyer Comment ([Redacted]): see attached		[Redacted]		2	B		GA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210204			23927727			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The HOA verification for [Redacted] was not provided.				Reviewer Comment ([Redacted]): Received HOA fee evidence and hence exception cleared. Buyer Comment ([Redacted]): please see attached Reviewer Comment ([Redacted]): Require HOA document with address [Redacted] as provided document does not confirm the designated property address. Exception remain. Buyer Comment ([Redacted]): see attached	[Redacted]			1	A		GA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210206			23907364			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The HOA verification for [Redacted] was not found in the file.				Reviewer Comment ([Redacted]): Received HOA verification. Updated. Exception cleared Buyer Comment ([Redacted]): Please re-review the previously provided document. The final line of the first entry which is the zillow resulf from the [Redacted] search confirms [Redacted] monthly for HOA Reviewer Comment ([Redacted]): HOA document not received hence exception get remains. Buyer Comment ([Redacted]): Please see attached for the HOA on this property.	[Redacted]			1	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210208			23907420			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		Per policy in file, there is a coverage shortfall of [Redacted]. File is missing Replacement Cost Estimator or servicing printout.
Reviewer Comment ([Redacted]): In HOI declarations page, under the address there is a section that indicates policy includes [Redacted] extended coverage giving client a total dwelling coverage of [Redacted]. This covers [Redacted] of the appraised value which equals [Redacted]. and exception get cleared.

Buyer Comment ([Redacted]): Please review the HOI declarations page, under the address there is a section that indicates policy includes [Redacted] extended coverage giving client a total dwelling coverage of [Redacted]. This covers [Redacted] of the appraised value which equals [Redacted]. Client's HOI policy is sufficient.
																		[Redacted]			1	A		MD	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210218			23907669			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Flood Insurance was disclosed to the borrower in the "other " section.				Buyer Comment ([Redacted]): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the flood is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Please downgrade this to a grade 2.			[Redacted]	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210218			23930502			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		Per policy in file, there is a coverage shortfall of [Redacted]. File is missing Replacement Cost Estimator or servicing printout.				Reviewer Comment ([Redacted]): Subject is covered up to replacement cost as per the insurance policy in the file. Hence exception cleared. Buyer Comment ([Redacted]): Please see [Redacted]. Subject is covered up to replacement cost as determined by borrower's insurance company.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210220			23915540			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Determination Fees. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted]): Sufficient Cure Provided At Closing		[Redacted]		1	A		NE	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210221			23931065			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment ([Redacted]): HOI document is require as property is free and clear. Exception cleared. Buyer Comment ([Redacted]): Client confirmed while they were in process that they do not have homeowners insurance on [Redacted]. Guidelines do not require HOI to be in place as it is not a primary residence. Please clear this exception	[Redacted]			1	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210223			23930978			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The verbal verification of employment provided does not state the source used to obtain the employer's phone number/address.				Reviewer Comment ([Redacted]): Received [Redacted] search which confirms the employer's phone number, attached and updated. Exception cleared. Buyer Comment ([Redacted]): Please see attached [Redacted] search confirming the phone number. Please review to clear this condition.	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210226			23931603			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The Homeowners insurance was not provided for review for the REO [Redacted].				Reviewer Comment ([Redacted]): Through 3rd party search, property is vacant land. No insurance needed. Reviewer Comment ([Redacted]): Need HOI Policy OR Letter of explanation to verify either this property "[Redacted]" is paying any insurance payment or not. Hence, Exception Remains Buyer Comment ([Redacted]): Property is a vacant lot, so it doesn't have an HOI policy. Please clear condition.	[Redacted]			1	A		LA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210230			23917494			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	File is missing evidence that Valuation was provided to the borrower [Redacted] prior to consummation.
Reviewer Comment ([Redacted]): Appraisal waiver provided. Exception cleared.

Buyer Comment ([Redacted]): esigned appraisal waiver attached

Reviewer Comment ([Redacted]): A copy of the Appraisal Waiver signed by the borrower's was not provided.  The only document received was the cover letter provided with to the borrower with the delivery of the appraisal.  This confirms the appraisal was not provided within [Redacted] of closing.  Please provide the Appraisal Waiver document signed by the borrower(s).

Buyer Comment ([Redacted]): Please see the cover letter attached where they waive the [Redacted] period
																		[Redacted]			1	A		NE	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210230			23917680			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	File is missing valid COC for Appraisal fee increase on LE dated [Redacted]. No cure was provided to borrower's for increase in fee.				Reviewer Comment ([Redacted]): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted]): see attached	[Redacted]			1	A		NE	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210230			23931454			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance verification ([Redacted]) in file for REO [Redacted] is not legible.				Reviewer Comment ([Redacted]): Copy of HOI provided. Exception cleared. Buyer Comment ([Redacted]): see attached	[Redacted]			1	A		NE	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210231			23913446			Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	[Redacted] Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable					Reviewer Comment ([Redacted]): Testing was found in file Exception cleared Buyer Comment ([Redacted]): Clients are self-employed. See attached CPA letter. Buyer Comment ([Redacted]): Please cite regulation being referred to in this exception.	[Redacted]			1	A		MA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210231			23931711			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard insurance expires less than [Redacted] after Note date. However, premium renewal notice is included for policy period from [Redacted] to [Redacted].				Reviewer Comment ([Redacted]): Received renewal HOI policy and associated Hence, Exception Cleared Buyer Comment ([Redacted]): Please see attached HOI renewal.	[Redacted]			1	A		MA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210248			23918848			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard policy is required but not in file.				Reviewer Comment ([Redacted]): Received HOI and updated the clarity and associated the same, hence exception cleared. Buyer Comment ([Redacted]): please see attached Reviewer Comment ([Redacted]): Received Hazard insurance for other properties, but required HOI policy for [Redacted]. Kindly provide it. Buyer Comment ([Redacted]): Please see attached	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210248			23919059			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage statement is required for REO property to confirm if taxes and insurance are included in payment.				Reviewer Comment ([Redacted]): Please provide proof a List of Homeownership Counseling Organizations was provided to the borrower within [Redacted] of application. Reviewer Comment ([Redacted]): We have received mortgage statement for REO property [Redacted], the statement confirms that no insurance or taxes are included in the payment. Document associated, exception cleared. Buyer Comment ([Redacted]): Please see attached	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210248			23919186			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations not provided to applicant within [Redacted] of application.	List was not provided to borrower prior to closing				Reviewer Comment ([Redacted]): Received List of Homeownership Counselling Organizations dated [Redacted]. Updated. Exception cleared. Buyer Comment ([Redacted]): please see attached dated [Redacted] Reviewer Comment ([Redacted]): Please provide proof a List of Homeownership Counseling Organizations was provided to the borrower within [Redacted] of application. Buyer Comment ([Redacted]): The document was disclosed with the application package, however, we did not receive the signature for all 4 clients until [Redacted].	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210256			23915192			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment ([Redacted]): Received HOI policy and updated the clarity and associated the same hence exception cleared. Buyer Comment ([Redacted]): See attached. Reviewer Comment ([Redacted]): Need HOI Policy to clear this exception. Hence, Exception Remains Buyer Comment ([Redacted]): See attached.	[Redacted]			1	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210256			23934203			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Title Commitment confirms that the subject refinance is a Same Lender [Redacted] to [Redacted] Refinance. The document version of the Notice of Right to Cancel used is version H-8. For a Same Lender Refinance version H-9 should be used.				Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		NY	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210266			23915115			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	There are 2 LE's in file dated [Redacted] which is the application date. There was no COC in the file for that date.
Reviewer Comment ([Redacted]): Discount points increased with rate lock.

Reviewer Comment ([Redacted]): After initial disclosure, fees may only increase based on a changed circumstance that was not knowable by the lender at the time of disclosure.  Changes in fees must be accompanied by a VCC.  Pricing changes should be noted on the VCC.  Please provide VCC for the increase in fees on [Redacted].  The [Redacted] VCC does not indicate there was a loan program or product change that would rebaseline the loan.

Buyer Comment ([Redacted]): Due to the rate lock taking place after the change in discount points, a valid CIC is not required. Pricing is subject to change prior to rate lock, please clear this exception.

Reviewer Comment ([Redacted]): [Redacted] would still require a valid COC for the increase in discount points to [Redacted] on LE dated [Redacted] as the Rate was locked on [Redacted] and the change in points occured before that without any valid change circumstance. Kindly provide a valid COC justifying the increase in points or provide cure documents for the same.

Buyer Comment ([Redacted]): Loan estimates on [Redacted] both show that the rate was not locked. The loan discount points are allowed to fluctuate as pricing can change prior to rate lock. This is allowed without a valid CIC. Rate was not locked until days later.
																		[Redacted]			1	A		MN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210272			23915561			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	The Hazard Insurance Policy Effective Date is the same as the Disbursement Date.				Reviewer Comment ([Redacted]): Client has policy for insurance not to start until loan was funded. HOI exception will be cleared at client's request. Reviewer Comment ([Redacted]): The effective date of the HOI policy that is [Redacted] is after the transaction date of [Redacted], hence, we would require amended Hazard insurance policy document with correct dates. Exception remains. Buyer Comment ([Redacted]): [Redacted]: [Redacted] guidelines aligns with [Redacted] guides which allow the HOI policy to take effect on the disbursement date.	[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210272			23915574			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard insurance Coverage is Insufficient.				Reviewer Comment ([Redacted]): We already have insurance document which confirms the Dwelling amount as [Redacted] and we also, have Replacement cost estimator of [Redacted], there is no coverage shortfall, hence, no additional document is required. Exception cleared. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210293			23937744			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard Insurance Policy expires within [Redacted] of the Note Date and a renewal policy was not found on file.
Reviewer Comment ([Redacted]): The RCE received with Replacement Cost Estimate [Redacted] is within [Redacted] from the note date, considering the recent guideline the document is within acceptable policy period from the note date, hence exception cleared.

Buyer Comment ([Redacted]): The policy dates on the RCE match the dec page and bpth were in force at time of closing

Reviewer Comment ([Redacted]): Replacement cost estimator with reconstruction cost [Redacted] is received, however this document policy period expires on [Redacted] and note date is [Redacted]. Provide updated RCE with updated policy period to clear the exception. Exception remains.

Buyer Comment ([Redacted]): RCE attached confirms cost to rebuild of [Redacted], dwelling in place is [Redacted]. Please clear this exception as it is not valid

Reviewer Comment ([Redacted]): Received HOI Policy but their is coverage shortfall, required RCE to clear the condition hence exception remains.

Buyer Comment ([Redacted]): Please see the renewal attached
																		[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210297			23937627			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The difference in the non-escrowed amount is the HOA per appraisal is [Redacted]/mo and loan was qualified with it being [Redacted]/mo.				Reviewer Comment ([Redacted]): PCCD and Letter to B was provided. Exception cleared. Buyer Comment ([Redacted]): please see attached		[Redacted]		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210302			23915968			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		Flood insurance needed for subject property as it is in flood area.				Reviewer Comment ([Redacted]): Evidence of flood ins provided. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		CT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210302			23917962			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Title fees are subject to [Redacted] tolerance. Recording Fee, Transfer Tax, City / County Tax / Stamps, and State Tax / Stamps were increased without valid COC.				Reviewer Comment ([Redacted]): [Redacted] has received corrected PCCD reflecting the title fees under Section C along with LOE to the borrower. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210304			23939856			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	VVOE for Borrower 1 does not disclose the source of the employer's phone number/address.				Reviewer Comment ([Redacted]): We have received document id [Redacted] which reflects source used to obtain phone number was [Redacted] hence cleared exception Buyer Comment ([Redacted]): Please see the attached Screen Short of our Verification of employment tracking item confirming the source of the employers information.	[Redacted]			1	A		CO	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210309			23918340			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure is due to DTI exceeding lender's maximum guideline.
Reviewer Comment ([Redacted]): Received documentation for rental property.  DTI is now within guidelines.  Exception cleared.

Buyer Comment ([Redacted]): Please see the updated 1003 attached. Along with the tax cert, dec page and coupon for [Redacted]. DTI is correctly calculated at [Redacted].

Buyer Comment ([Redacted]): Please see the updated 1003 attached

Reviewer Comment ([Redacted]): All these following documents are missing :  1.Requested updated 1003 which would include the additional property information. 2. Required Property related documents ie., (Mortgage statement, Tax, Insurance) .3.Rental Income related details. hence exception remains.

Buyer Comment ([Redacted]): Please provide addtl information on how you are calculating DTI and what you believe the descrepancy is
																		[Redacted]			1	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210309			23943470			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted] moderately exceeds the guideline maximum of [Redacted]. (DTI Exception is eligible to be regraded with compensating factors.)	Per Audit review, DTI is [Redacted] which exceeds lenders guideline of [Redacted].
Reviewer Comment ([Redacted]): Received documentation for rental property.  DTI is now within guidelines.  Exception cleared.

Buyer Comment ([Redacted]): Please review the other exception with all required docs attached

Reviewer Comment ([Redacted]): As per findings "[Redacted]" property is missing. kindly provide property related documents and updated 1003 with rental income details.

Buyer Comment ([Redacted]): PLease provide clarification on what property is missing

Reviewer Comment ([Redacted]): All these following documents are missing :  1.Requested updated 1003 which would include the additional property information. 2. Required Property related documents ie., (Mortgage statement, Tax, Insurance) .3.Rental Income related details. hence exception remains.

Buyer Comment ([Redacted]): Please provide addtl information on how you are calculating DTI and what you believe the descrepancy is
																		[Redacted]			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210309			23943471			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Per Audit review, DTI is [Redacted] which exceeds lenders guideline of [Redacted].
Reviewer Comment ([Redacted]): Received documentation for rental property.  DTI is now within guidelines.  Exception cleared.

Buyer Comment ([Redacted]): Please response to the other exception where the updated 1003 was attached. Along with the tax cert, dec page and coupon for [Redacted]. DTI is correctly calculated at [Redacted]

Reviewer Comment ([Redacted]): All these following documents are missing :  1.Requested updated 1003 which would include the additional property information. 2. Required Property related documents ie., (Mortgage statement, Tax, Insurance) .3.Rental Income related details. hence exception remains.

Buyer Comment ([Redacted]): Please provide addtl information on how you are calculating DTI and what you believe the descrepancy is
																		[Redacted]			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210309			23943472			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	[Redacted] tolerance exceeded for Recording Service fee. Valid COC nor cure provided.
Reviewer Comment ([Redacted]): [Redacted] received PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment ([Redacted]): please see proof of delivery attached

Reviewer Comment ([Redacted]): PCCD, LOE, Copy of Refund check and label received.  [Redacted] label indicates the label has only been created.  Please provide evidence of receipt by borrower.

Buyer Comment ([Redacted]): please see cure and redisclosure package attached

Reviewer Comment ([Redacted]): [Redacted] upon further review as title-documentation fee of [Redacted] is added on sec B of CD and was not disclosed on LE and recording fee also increased therefore we require cure of [Redacted] in total. Please provide cure documents or valid COC for the change

Buyer Comment ([Redacted]): Total [Redacted] fees charged to the consumer were [Redacted] so we did not exceed the tolerance. Please clear this exception as it is not valid

Reviewer Comment ([Redacted]): The [Redacted] fees are not within tolerances.  Recording fees increased from [Redacted] to [Redacted] and a Title - Document Prep Fee was added without a timely change of circumstance.  Baseline is [Redacted] X [Redacted] - [Redacted].  Total [Redacted] fees are [Redacted].  A tolerance cure is required in the amount of [Redacted].

Buyer Comment ([Redacted]): The recording fee imposed on the consumer was only [Redacted] due to a LPC keeping it within the max allowed. The recording fee is within tolerance. Please review to clear this condition.

Reviewer Comment ([Redacted]): Lender's rebuttal indicates fees increased/added as a deed was needed.  Title - Deed Prep and recording fees were increased on the CD dated [Redacted].  The trigger on this issue would have been the preliminary title commitment which reflects a Production Date of [Redacted].  Based on these dates, the change was not disclosed to the borrower timely and a tolerance cure would be required.

Buyer Comment ([Redacted]): The recording feees increased as a result of the quitclaim deed which had to be filed.
																			[Redacted]		2	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210309			23943569			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	File is missing valid COC for increase in Loan Discount Points on CD dated [Redacted]. No cure was provided for increase.
Reviewer Comment ([Redacted]): Change in circumstance provided.  Exception cleared.

Buyer Comment ([Redacted]): Please see attached CIC for the increase in the LDP. Please notice that a borrower was added and a new credit report was required. The qualifying score declined which impacted the pricing. Please review to clear this condition.

Reviewer Comment ([Redacted]): [Redacted] received a COC dated [Redacted]. However the fees have further increased to [Redacted] on [Redacted] CD, for which we do not have a valid COC for the fee increased. Please provide valid changed circumstance or cure documents.

Buyer Comment ([Redacted]): CIC form attached details the change occured after the refi type changed
																		[Redacted]			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210309			23943654			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Per Audit review, DTI is [Redacted] which exceeds lenders guideline of [Redacted].
Reviewer Comment ([Redacted]): Received the documentation for the rental property .  DTI now within guidelines.

Buyer Comment ([Redacted]): Please response to the other exception where the updated 1003 was attached. Along with the tax cert, dec page and coupon for [Redacted]. DTI is correctly calculated at [Redacted]

Reviewer Comment ([Redacted]): All these following documents are missing :  1.Requested updated 1003 which would include the additional property information. 2. Required Property related documents ie., (Mortgage statement, Tax, Insurance) .3.Rental Income related details. hence exception remains.

Buyer Comment ([Redacted]): Please provide addtl information on how you are calculating DTI and what you believe the descrepancy is
																		[Redacted]			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210310			23917966			Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.						Reviewer Comment ([Redacted]): Received updated Hazard Insurance policy hence associated and updated Hazard Mortgage Clause Buyer Comment ([Redacted]): Please see attached	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210310			23920363			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	The Lender Credits decreased from [Redacted] to [Redacted] on the Initial Closing Disclosure dated [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment ([Redacted]): PCCD, LOE, Copy of check and evidence package was delivered to the borrower on [Redacted] provided. Buyer Comment ([Redacted]): proof of delivery attached Reviewer Comment ([Redacted]): Rec'd PCCD, Letter to B and copy of check provided. Per the [Redacted] Tracking, the status reflects shipping label was created only. Please provide evidence of delivery in order to clear the exception. Buyer Comment ([Redacted]): see redisclosure and cure attached		[Redacted]		2	B		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210312			23917593			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	This was the same creditor and the H-9 should have been used instead of the H-8.				Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		CO	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210314			23918019			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.
Reviewer Comment ([Redacted]): [Redacted] received valid COC dated [Redacted].

Buyer Comment ([Redacted]): Please see attached screen shot. Loan Journal Notes are internal so they won't be in the file. You will see in the attachment notes when the appraisal fee was increased and the reasons for it.

Reviewer Comment ([Redacted]): To clarify - "Loan Journal Notes" as referred to in the Lender's Rebuttal were not found in the loan file.  Please provide written documentation to support the increase in the appraisal fee.

Reviewer Comment ([Redacted]): [Redacted] upon further review Appraisal Fee increases to [Redacted] on LE dated [Redacted]. However, there is no valid COC provided on [Redacted] for the fee increased on LE. So kindly provide a COC with valid information why the fee increased on LE dated [Redacted] or provide Cure.

Buyer Comment ([Redacted]): Appraisal fee was increased due to added complexity of subject property. This was redisclosed in a reissued LE on [Redacted] (see [Redacted]). Per Loan Journal Notes:

"Hello Team,

We are requesting a total fee for this report of [Redacted]. The expected delivery date is [Redacted].Fee Increase is due to: [Redacted] include the subject property having a GLA of [Redacted] and a lot size of [Redacted] which is atypical and creating a challenge in locating appropriate comparables in this area. There is a limited supply of appraisers in a busy market, while increasing appraisal demand is outpacing their ability to keep up with new assignments and this is driving their price up as a result."
																		[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210314			23940577			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		The Hazard Insurance Policy expires on [Redacted] which is less than [Redacted] from the note date. A renewal policy is not in the file.				Reviewer Comment ([Redacted]): Updated policy provided. Exception cleared. Buyer Comment ([Redacted]): See attached.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210325			23917685			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	The Hazard Insurance Policy Effective Date of [Redacted] is after the transaction date.				Reviewer Comment ([Redacted]): The Policy effective date is of the Disbursement date of the loan. Exception cleared Buyer Comment ([Redacted]): The loan did not disburse until [Redacted]. Guidelines require the policy to be in effect no later than disbursement date regardless of the transaction type. Please review to clear this condition.	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210334			23917940			Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date ___, Note Date ___	The Flood insurance policy effective date of [Redacted] is after the transaction date.				Reviewer Comment ([Redacted]): The Policy effective date is of the Disbursement date of the loan. Exception cleared Buyer Comment ([Redacted]): This is a purchase loan on the Jumbo Smart product showing a Disbursement date of [Redacted] which matches the effective date of this policy and meets the required guideline for being effective no later than the disbursement date.	[Redacted]			1	A		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210334			23917967			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	The hazard insurance policy effective date of [Redacted] is after the transaction date.				Reviewer Comment ([Redacted]): The Policy effective date is of the Disbursement date of the loan. Exception cleared Buyer Comment ([Redacted]): This is a purchase loan on the Jumbo Smart product showing a Disbursement date of [Redacted] which matches the effective date of this policy and meets the required guideline for being effective no later than the disbursement date.	[Redacted]			1	A		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210334			23949165			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the Projected Payments Section.				Buyer Comment ([Redacted]): This is correctly disclosed as designed as its a more consumer friendly method. The Flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.			[Redacted]	2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210340			23918129			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Final CD reflects a borrower paid Appraisal Fee of [Redacted] that exceeds the previously disclosed binding Appraisal Fee of [Redacted]. There is no Appraisal Order or equivalent Changed Circumstance documentation in file to verify the increase. The variance amounts of [Redacted] and [Redacted] represent the Appraisal Fees with the [Redacted] Appraisal Management Fee removed per the invoice.				Reviewer Comment ([Redacted]): Change in circumstance provided. Exception cleared. Buyer Comment ([Redacted]): See attached explanation.	[Redacted]			1	A		MN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210340			23944154			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Title confirms loan is Same Lender to Lender refinance with [Redacted] and Notice of Right to Cancel version H-8 was used instead of version H-9.				Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		MN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210347			23918946			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	The HOI policy in file expires within [Redacted] of the Note and the renewal policy was not found in the file.
Reviewer Comment ([Redacted]): Received below clarification stating renewal of insurance is not required if policy is expiring within [Redacted] of closing hence cleared exception

Buyer Comment ([Redacted]): [Redacted]: Please escalate; our job notes have changed and we do not require this unless the client's insurance expires within [Redacted] of closing. No renewal is required.

Reviewer Comment ([Redacted]): Please provide renewal hazard insurance policy, as provided one in file is not with in [Redacted] of the Note and its expired.

Buyer Comment ([Redacted]): [Redacted]: Our Job Settings do not require a renewal. Please clear this condition as policy was in force [Redacted] after closing.
																		[Redacted]			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210357			23919902			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___					Reviewer Comment ([Redacted]): Updated dec page supplied. Valid through [Redacted]. Buyer Comment ([Redacted]): See attached. Reviewer Comment ([Redacted]): The provided Hazard Policy receipt does not specify the poliy expiration date, only the policy renewal date [Redacted] is evident. Provide all pages of hazard Policy with policy expiration date. Exception remains. Buyer Comment ([Redacted]): See attached.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210357			23920080			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210362			23919029			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit Report missing				Reviewer Comment ([Redacted]): Credit report provided. Buyer Comment ([Redacted]): please see attached	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210362			23919920			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank [Redacted]): Unable to verify debt obligations using reasonably reliable third-party records.	The Credit report was not provided for review, unable to confirm ATR .				Reviewer Comment ([Redacted]): Credit Report provided.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210362			23919923			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank [Redacted]): General Ability-to-Repay requirements not satisfied.	Missing Credit Report, unable to confirm ATR as Yes due to missing CR				Reviewer Comment ([Redacted]): Credit Report provided.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210362			23919924			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	The Credit report was not provided for review, unable to confirm ATR .				Reviewer Comment ([Redacted]): Credit Report provided.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210362			23919925			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank [Redacted]): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	The Credit report was not provided for review, unable to confirm ATR .				Reviewer Comment ([Redacted]): Credit Report provided.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210362			23919926			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.
Reviewer Comment ([Redacted]): [Redacted]  Received COC stating a valid reason for Appraisal fee increase on [Redacted]. No additional cure is required.

Buyer Comment ([Redacted]): See attached snip. Loan Journal Notes are internal and document changes made to loan. Attachment will show when appraisal fee increase was approved and the reason for it.

Reviewer Comment ([Redacted]): [Redacted] upon further review Appraisal Fee increases to [Redacted] on LE dated [Redacted]. However, there is no valid COC provided on [Redacted] for the fee increased on LE. So kindly provide a COC with valid information why the fee increased on LE dated [Redacted] or provide Cure.

Buyer Comment ([Redacted]): Increase in appraisal fee was due to the limited number of comps in the area. Subject property was a large home on a lake. This fee increase was subsequently disclosed to the client on [Redacted] in a reissued-- see [Redacted]

Comments from loan journal notes on [Redacted]:

****Attention Appraisal Management Complex Fee approval needed****
 New Total Client Fee: [Redacted]
 Due Date: [Redacted]
 Appraiser #: [Redacted]
 Team Member: [Redacted]
 Comments: This is a large home on a ski lake and in a subdivision, very few sales that can be used For comps
																		[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210363			23926104			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Final CD [Redacted] reflects Walls In Insurance marked as 'Other' in the Estimated Taxes, Insurance & Assessments section.				Buyer Comment ([Redacted]): Forms of insurance that are not "homeowners insurance" considered by societal standards are listed as "other" for ease of client understanding as well the client can look on [Redacted] to see the breakdown of all forms of required insurance.			[Redacted]	2	B		CO	Second Home	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210363			23951989			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The Final CD [Redacted] reflects Non-Escrowed Property Costs over Year [Redacted] as [Redacted] while the Appraisal reflects HOA dues as [Redacted] monthly x [Redacted] = [Redacted]. No additional documentation was included in the file to verify this discrepancy.				Reviewer Comment ([Redacted]): PCCD and LOE provided. Buyer Comment ([Redacted]): [Redacted]: See attachment.		[Redacted]		2	B		CO	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210365			23919656			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The fees found in section B are subject to [Redacted] tolerance. Appraisal Fee was increased without valid COC.				Reviewer Comment ([Redacted]): [Redacted] Received valid COC therefore no cure required. Buyer Comment ([Redacted]): Please see attached	[Redacted]			1	A		VA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210365			23919704			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	A valid change circumstance was not provided for a reduction in lender credits.				Reviewer Comment ([Redacted]): Initial LE dated [Redacted] reflected a mortgage amount of [Redacted] and lender credit of [Redacted]. Subsequent LE issued the same day with a rate lock reflected a mortgage amount of [Redacted] and lender credit of [Redacted] ([Redacted]). CD dated [Redacted] showed a reduction in the mortgage amount to [Redacted] with a lender credit of [Redacted]. ([Redacted]) Exception cleared. Buyer Comment ([Redacted]): Please see CIC form atatched which confirms the credit decreased with a decrease to the loan amount	[Redacted]			1	A		VA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210367			23919511			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	RTC was issued on incorrect form.				Buyer Comment ([Redacted]): • The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit(District 3) has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		CT	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210368			23919852			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to an increase in the HOI and DTI exceeding [Redacted], it is causing the risk.				Reviewer Comment ([Redacted]): Updated clarity with the new HOI. Buyer Comment ([Redacted]): [Redacted]: We contend that a DTI of [Redacted] does not make the loan non-QM. Compensating factors are: Credit Score [Redacted], [Redacted] PITI of additional reserves, LTV [Redacted], and client has been employed with same business for more than [Redacted].	[Redacted]			1	A		FL	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210368			23919853			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted] moderately exceeds the guideline maximum of [Redacted]. (DTI Exception is eligible to be regraded with compensating factors.)	The loan was approved using [Redacted]/mo for the HOI. That amount only included the additional premium charge for increasing the dwelling amount from [Redacted] to [Redacted]. The premium on document showing the increased dwelling limit shows an amount of [Redacted].				Reviewer Comment ([Redacted]): Updated clarity with the new HOI. Buyer Comment ([Redacted]): [Redacted]: We contend that a DTI of [Redacted] does not make the loan non-QM. Compensating factors are: Credit Score [Redacted], [Redacted] PITI of additional reserves, LTV [Redacted], and client has been employed with same business for more than [Redacted].	[Redacted]			1	A		FL	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210368			23919892			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	The HOI was calculated incorrectly causing the borrower to exceed the guideline's maximum of [Redacted].				Reviewer Comment ([Redacted]): Updated clarity with the new HOI. Buyer Comment ([Redacted]): [Redacted]: We contend that a DTI of [Redacted] does not make the loan non-QM. Compensating factors are: Credit Score [Redacted], [Redacted] PITI of additional reserves, LTV [Redacted], and client has been employed with same business for more than [Redacted].	[Redacted]			1	A		FL	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210368			23952431			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The loan was approved using [Redacted]/mo for the HOI. That amount only included the additional premium charge for increasing the dwelling amount from [Redacted] to [Redacted]. The premium on document showing the increased dwelling limit shows an amount of [Redacted].				Reviewer Comment ([Redacted]): Updated clarity with the new HOI. Buyer Comment ([Redacted]): [Redacted]: We contend that a DTI of [Redacted] does not make the loan non-QM. Compensating factors are: Credit Score [Redacted], [Redacted] PITI of additional reserves, LTV [Redacted], and client has been employed with same business for more than [Redacted].	[Redacted]			1	A		FL	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210368			23952460			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - October [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The loan was approved using [Redacted]/mo for the HOI. That amount only included the additional premium charge for increasing the dwelling amount from [Redacted] to [Redacted]. The premium on document showing the increased dwelling limit shows an amount of [Redacted].				Reviewer Comment ([Redacted]): PCCD received. Buyer Comment ([Redacted]): [Redacted]: See attachment.		[Redacted]		2	B		FL	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210369			24003413			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.					Reviewer Comment ([Redacted]): Sufficient Cure Provided At Closing		[Redacted]		1	A		WA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210369			24003414			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment ([Redacted]): Sufficient Cure Provided At Closing		[Redacted]		1	A		WA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210369			24006582			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] of the Note.	-	The Verbal Verification of Employment was conducted on [Redacted] which is more than [Redacted] before the Note.
Reviewer Comment ([Redacted]): Received below clarification stating this income was not considered according to 1008 for co-borrower employment and voe is not required hence excluded the bonus income and cleared the exception

Buyer Comment ([Redacted]): Re-reviewed this issue, please refer to page [Redacted] showing that no income was used from co-borrower's employment. A VOE would not be required since income is not being used to qualify. Please cancel this condition.

Reviewer Comment ([Redacted]): We require VVOE for co-borrower with in [Redacted] from the note date for income verification, provided one in file is not with in [Redacted]. Also provided work number in file which is in [Redacted] form the Note date for income calculation. Hence exception remain same.

Buyer Comment ([Redacted]): Verification of employment have never been required to be signed and dated. Co-client's Work Number report was current as of [Redacted], according to the [Redacted] guideline referenced below, this is sufficient. Third Party verifications are allowed to be dated [Redacted] prior to closing as the information provided to the third party is updated on a monthly basis. Please re-review and clear this exception.

Reviewer Comment ([Redacted]): We would request you to please provide us the Verbal Verification of Employment dated and signed within [Redacted] of the Note date. Once the appropriate document is received, we will be able to clear the Exception. Exception remains.

Buyer Comment ([Redacted]): Co-client's verification of employment was completed by third party Work Number, according to [Redacted] guides third party verifications may be dated within [Redacted] of closing. Please see the following note from the [Redacted]: Note: Because third-party vendor databases are typically updated monthly, the verification must evidence that the information in the vendor's database was no more than [Redacted] old as of the note date. When employment is validated by DU, DU includes in its assessment the age of the information in the vendor's database. The DU message will include a date by which the loan must close. This may differ from the age of data and[Redacted] requirements above. Compliance with the DU message satisfies the requirement for completing the verification of employment. See [Redacted], DU Validation Service for additional information. The VOE from [Redacted] is sufficient.

Reviewer Comment ([Redacted]): Received VOE for [Redacted], but required Verification of employment for [Redacted]. Kindly send VVOE within [Redacted] of the Note.

Buyer Comment ([Redacted]): Please see attached work number report pulled [Redacted].
																		[Redacted]			1	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210380			23920331			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Changed circumstance in file explaining fee increase.				Reviewer Comment ([Redacted]): CIC received for the increase - Exception Cleared Buyer Comment ([Redacted]): Please see the attached Screen Shot of title note from [Redacted] the Title company. The client explicitly requested that their spouse be added to title on [Redacted] which resulted in the fee increase for Deed Preparation and recording.	[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210391			23953749			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The provided Verbal verification of employment from [Redacted] did not contain the source used to obtain the employer's telephone number in order to verify an independent third party was used.				Reviewer Comment ([Redacted]): Attached employer [Redacted] search verifying the phone number. So good to clear exception. Buyer Comment ([Redacted]): Please see the attached documentation verifying the source on the VOE. [Redacted] Search of the phone number results in Forte Staffing as well as [Redacted]. [Redacted] website shows verifier, [Redacted], is associated.	[Redacted]			1	A		CT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210394			23920438			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Per policy in file, there is a coverage shortfall of [Redacted]. File is missing Replacement Cost Estimator.				Reviewer Comment ([Redacted]): HOI policy itself indicates the policy reflects [Redacted] of the replacement cost ,the property is fully insured to the amount determined by the cost estimator, hence Exception cleared. Buyer Comment ([Redacted]): Please refer to page [Redacted], the HOI policy itself indicates the policy reflects [Redacted] of the replacement cost, meaning the property is fully insured to the amount determined by the cost estimator. A copy of the replacement cost estimator is not required as the verbiage on the policy is sufficient.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210394			23920439			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Per policy in file, there is a coverage shortfall of [Redacted]. File is missing Replacement Cost Estimator.				Reviewer Comment ([Redacted]): HOI policy itself indicates the policy reflects [Redacted] of the replacement cost ,the property is fully insured to the amount determined by the cost estimator, hence Exception cleared. Buyer Comment ([Redacted]): Please refer to page [Redacted], the HOI policy itself indicates the policy reflects [Redacted] of the replacement cost, meaning the property is fully insured to the amount determined by the cost estimator. A copy of the replacement cost estimator is not required as the verbiage on the policy is sufficient.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210394			23954463			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement Disclosure provided to the borrower on [Redacted] is not signed by the borrower.
Reviewer Comment ([Redacted]): Received and associated the signed and dated RESPA Affiliated Business Arrangement Disclosure. Exception Cleared

Buyer Comment ([Redacted]): Please refer to page [Redacted] and [Redacted] for the signed ABA.

Reviewer Comment ([Redacted]): As a requirement for Compliance process, we would request you to please provide us a Affiliated Business Arrangement Disclosure signed and dated by the Borrower. Only then we would be able to clear the exception. Exception remains for now.

Buyer Comment ([Redacted]): Please re-review this condition, see the attached regulation from CFPB where it specifically states the ABA must be provided, it does not state it must be signed.

Reviewer Comment ([Redacted]): Required ABA disclosure within [Redacted] of application date and also required borrower sign and date.

Buyer Comment ([Redacted]): Policy is that the Affiliated Business Disclosure must be provided to client within an allotted time however can be signed at a later date. Client signed the [Redacted] copy. Please review to clear.
																		[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210397			23920550			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Appendix Q Liabilities - Invalid Exclusion Basis	Qualified Mortgage (Dodd-Frank [Redacted]): One or more liabilities have been excluded from DTI calculation for a prohibited reason.	Lender states debts are paid by the business. However, [Redacted] of cancelled checks or evidence of payment by the business was not provided.				Reviewer Comment ([Redacted]): Documentation provided to verify business paying debts Buyer Comment ([Redacted]): See provided [Redacted] transaction history from client's business account showing payments made to excluded debt.	[Redacted]			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210397			23920553			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Overtime Bonus Declining	Qualified Mortgage (Dodd-Frank [Redacted]): Use of continual decline in income for Overtime/Bonus not justified or documented.	.
Reviewer Comment ([Redacted]): Verified [Redacted] of bonus income from pay stubs. Exception cleared.

Buyer Comment ([Redacted]): See attached pay stubs to verify bonus income.

Buyer Comment ([Redacted]): Client receives annual bonus at the end of the year. It had not been awarded while loan was in process. Evidence of bonuses received over the past [Redacted] is enough for us to anticipate with some certainty that it will be received again at the end of [Redacted]. Also, because bonus income is declining we only used the monthly average of her [Redacted] bonus to qualify the client, which is within guidelines.
																		[Redacted]			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210397			23920556			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment ([Redacted]): Documentation provided. Exception cleared. Buyer Comment ([Redacted]): Evidence to exclude debt provided.	[Redacted]			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210397			23920558			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [Redacted] prior to closing.	CD not provided within appropriate time frame				Reviewer Comment ([Redacted]): Evidentiary Document verifies to date received. Buyer Comment ([Redacted]): Initial CD was issued on [Redacted] and loan close don [Redacted]. [Redacted]. [Redacted] elapsed prior to close.	[Redacted]			1	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210397			23920560			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certification Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.				Reviewer Comment ([Redacted]): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210409			23956307			Compliance	Compliance	State Compliance	Misc. State Level	[Redacted] CMPA Home Loan Toolkit Timing	[Redacted] Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower within [Redacted] of application.	File is missing evidence that the [Redacted] CPMA Home Loan Toolkit was provided to the borrower within [Redacted] of application.				Buyer Comment ([Redacted]): The Home Loan Toolkit is provided as a static link on [Redacted] website, and the client has access to that static link beginning at the first login of our website. In the case of mailed files, the form is provided with the loan estimate within [Redacted] of application as required through mail.			[Redacted]	2	B		MI	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210418			23930311			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Final CD reflects a borrower paid Appraisal Fee of [Redacted] that exceeds the previously disclosed binding Appraisal Fee of [Redacted]. There is no Appraisal Order or equivalent Changed Circumstance documentation in file to verify the increase. The variance amounts of [Redacted] and [Redacted] represent the Appraisal Fees with the [Redacted] Appraisal Management Fee removed per the invoice.				Reviewer Comment ([Redacted]): "[Redacted] received valid COC document to clear the exception. Buyer Comment ([Redacted]): Please re-review this exception, the initial Loan Estimate disclosed [Redacted] for the appraisal fee. Attached is a screenshot showing the appriasal fee increased [Redacted] to [Redacted], the final CD shows an amount lower than disclosed so no CIC is required.	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210426			23927235			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Paystubs for [Redacted] at [Redacted] or a written Verification was not found in the file.				Reviewer Comment ([Redacted]): Received paystub of co-borrower for [Redacted] and associated. Exception Cleared. Buyer Comment ([Redacted]): Please see the attached paystub pulled from the original loan files.	[Redacted]			1	A		NC	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210432			23927371			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Error nous this was removed once compliance was ran				Reviewer Comment ([Redacted]): Sufficient Cure Provided At Closing		[Redacted]		1	A		MI	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210435			23929189			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - October [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	CD disclosed property cost over [Redacted] year included a HOA fee of [Redacted], but the Appraisal shows the HOA fee as [Redacted].				Reviewer Comment ([Redacted]): PCCD and LOE provided. Buyer Comment ([Redacted]): Redisclosure will go out tomorrow [Redacted].		[Redacted]		2	B		MI	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210439			23931387			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		The policy in the file expires on [Redacted], Renewal policy not found on file.				Reviewer Comment ([Redacted]): Received Hazard Insurance Policy with policy expiration date of [Redacted]. Attached and updated clarity. Exception cleared. Buyer Comment ([Redacted]): Please see attached HOI dec page for [Redacted].	[Redacted]			1	A		CA	Second Home	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210439			24168968			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Estimated costs over year one should have been [Redacted].				Reviewer Comment ([Redacted]): [Redacted] Received Clarification on policy used at closing. Buyer Comment ([Redacted]): The HOI renewal policy was dated further than [Redacted] from closing and was not a required document during the loan process. The renewal policy was obtained post close as it was requested by the exception associated with this loan. The information on the CD was correct with the information we had at the time and does not require an update.	[Redacted]			1	A		CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210449			23932001			Credit	Guideline	Guideline Issue	Guideline	Unable to determine if the subject property was listed for sale at the time the subject loan disbursed.	-	The document disclosure tracking summary in the file indicates application date of [Redacted]. However, the appraisal indicated the property was listed for sale with multiple offers and final price of [Redacted] as of [Redacted].				Reviewer Comment ([Redacted]): As per received property/sales history (DOCID [Redacted]) of borrower. Exceptions cleared. Buyer Comment ([Redacted]): Please see the attached property/sales history. The client purchased the subject Property in [Redacted] from the prior owner [Redacted] and then completed a subsequent refinance a month after the purchase.	[Redacted]			1	A		WA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210453			23930153			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The appraisal fee increased form [Redacted] to [Redacted] on the LE dated [Redacted] without a valid change of circumstance found in the file. A tolerance cure is required in the amount of [Redacted].				Reviewer Comment ([Redacted]): "[Redacted] received valid COC document to clear the exception. Buyer Comment ([Redacted]): [Redacted]: please see and read entire appraisal services documentation. The appraiser requested an increase in fee and client agreed and it was disclosed within [Redacted].	[Redacted]			1	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210454			23930793			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	[Redacted](paystub) found in file was not legible. Need to provide legible copy or written Verification of employment.
Reviewer Comment ([Redacted]): Received one legible paystub for borrower hence associated and updated the income

Buyer Comment ([Redacted]): Please see attached legible copy of the paystub.

Reviewer Comment ([Redacted]): Please provide legible copy of  paystub for borrower [Redacted], as provided one in file is not legible.

Buyer Comment ([Redacted]): The paystub that was already provided is what was used to qualify, [Redacted] report was just pulled to help support the earnings, note [Redacted] was not used in place of the paystub.

Buyer Comment ([Redacted]): Please see the attached paystub from the loan file, tried to zoom to enhance clarity, this is the document used for qualifying.

Reviewer Comment ([Redacted]): Require legible copy of paystub to clear exception as received paystub of borrower is not legible, Hence Exception Remains.

Buyer Comment ([Redacted]): see attached

Buyer Comment ([Redacted]): See attached paystub and review to clear condition
																		[Redacted]			1	A		CT	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210455			23928471			Credit	Property - Appraisal	Appraisal Adjustments	Property - Appraisal	Excessive site value noted on appraisal without appraiser comments to justify	-					Reviewer Comment ([Redacted]): We have appraisal document id [Redacted] page number [Redacted] which shows how it was calculated for site value under Cost Approach to Value section stating support for the opinion of site value hence exception cleared Buyer Comment ([Redacted]): [Redacted]: There are literal comments in the Cost Approach to Value under "Support for opinion of site value" and the appraiser noted how it was calculated, and this was the justification. Nothing further is neeeded.	[Redacted]			1	A		NY	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210458			23928932			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	Policy effective date is [Redacted] and transaction date is [Redacted].				Reviewer Comment ([Redacted]): We have received screenshot from lender page number [Redacted] in other folder reflecting disbursement was made on [Redacted] which matches the HOI policy effective date and as per guidelines disbursement and HOI policy effective date can match hence exception cleared Buyer Comment ([Redacted]): Please see the attached internal screenshot showing disbursement occurred [Redacted], according to guidelines the effective date of the policy can match the disbursement date.	[Redacted]			1	A		NM	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210462			23943825			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The loan was approved using [Redacted]/mo for HOA fees and documentation in file shows it as [Redacted]/mo.				Reviewer Comment ([Redacted]): PCCD and LOE provided. Buyer Comment ([Redacted]): [Redacted]: See attachment.		[Redacted]		2	B		MN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210470			23931097			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient, Replacement Cost Estimator not found on file.
Reviewer Comment ([Redacted]): Received replacement cost estimator document and associated. Exception cleared.

Buyer Comment ([Redacted]): Please see attached RCE confirming sufficient coverage. Please review to clear this condition.

Reviewer Comment ([Redacted]): As per deal notes max estimate cost replacement can be considered is [Redacted] however on document provided it is [Redacted] but still wont cover the replacement cost & is shortfall IAO of [Redacted]

Buyer Comment ([Redacted]): Please see attached HOI dec page. On [Redacted] it is confirmed the policy covers replacement cost. Please review to clear this condition.
																		[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210470			23932675			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	File is missing a paystub and W-2 or a standard verification of employment including all year to date earnings for borrower's current employment with [Redacted].				Reviewer Comment ([Redacted]): We have received signed and dated Employer Letter which reflects annual salary and duration and also we already have Wvoe hence associated and cleared exception Buyer Comment ([Redacted]): Please see attached fully executed offer letter for this employer which meets income documentation guidelines. The VOE for this employer has been previously provided. Please review to clear this condition.	[Redacted]			1	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210470			24006436			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	File is missing a paystub and W-2 or a standard verification of employment including all year to date earnings for borrower's current employment with [Redacted].				Reviewer Comment ([Redacted]): We have received signed and dated Employer Letter which reflects annual salary and duration and also we already have Wvoe hence associated and cleared exception Buyer Comment ([Redacted]): Please see attached fully executed offer letter for this employer which meets income documentation guidelines. The VOE for this employer has been previously provided. Please review to clear this condition.	[Redacted]			1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210473			23931586			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Missing W-2 or VVOE for B2, previous employment.				Reviewer Comment ([Redacted]): Received LOX to verify 2 years employment. Exception cleared. Buyer Comment ([Redacted]): Please see attached LOX for 2 year employment history for B2	[Redacted]			1	A		TN	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210475			23931703			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].				Reviewer Comment ([Redacted]): [Redacted] received VCC, exception is cleared. Buyer Comment ([Redacted]): Please see attached CIC for the decrease in the lender credit. The loan amount was decreased.	[Redacted]			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210475			23931705			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Service fees found in section E are subject to [Redacted] tolerance. Recording Fee was increased on [Redacted] without valid COC.				Reviewer Comment ([Redacted]): [Redacted] received VCC, exception is cleared. Buyer Comment ([Redacted]): Please see attached CIC for the increase to the recording fee. When this fee increased, the total became [Redacted] which set a new baseline. [Redacted] * [Redacted] = [Redacted] which was the final fee imposed on the consumer. This meets guidelines. Please review to clear this condition.	[Redacted]			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210479			23931803			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment ([Redacted]): This is a done to disclosed the CD in a consumer friendly way, and ensure that they are not confused on the type of homeowners insurance and their direct costs. The client can view [Redacted] and see all information in detail, and what shows in "other" on [Redacted] is truly irrelevant.			[Redacted]	2	B		CA	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210479			23931835			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge disclosed to borrower did not include the following fees: Processing Fee [Redacted] and Mortgage Broker Fee [Redacted].				Reviewer Comment ([Redacted]): [Redacted] received itemization of credit. Buyer Comment ([Redacted]): [Redacted]: see the attached CD addendum.	[Redacted]			1	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210480			23932183			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Documentation of the Earnest Money deposit check in the amount of [Redacted] was not provided for review in order to verify it was check[Redacted] that cleared on [Redacted] from the borrower's business checking account [Redacted].				Reviewer Comment ([Redacted]): Sufficient assets and reserves were verified. Reviewer Comment ([Redacted]): Exception Explanation Updated from: Calculated PITIA months reserves of [Redacted] is less than Guideline PITIA months reserves of [Redacted].	[Redacted]			1	A		MD	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210480			23932446			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Pest Inspection Fee was not disclosed on the Loan Estimate and add to the CD dated [Redacted] in the amount of [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment ([Redacted]): [Redacted] received PCCD [Redacted] and LOE Buyer Comment ([Redacted]): [Redacted]: see attachment moving fee to section H.	[Redacted]			1	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210480			23932644			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure had several fees not disclosed on the Itemization of Amount Financed which include the following. Credit Monitoring Service for [Redacted], Processing Fee [Redacted], Closing Protection Letter fee [Redacted], Courier Fee [Redacted], Electronic delivery Fee [Redacted], Recording Service fee [Redacted], Judgement Fee [Redacted] and underwriting fee [Redacted].				Reviewer Comment ([Redacted]): [Redacted] received itemization of credit. Buyer Comment ([Redacted]): [Redacted]: See the attached cd addendum and please exclude all seller credit paid items.	[Redacted]			1	A		MD	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210480			24029070			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of [Redacted] is less than Cash From Borrower [Redacted] due to the documentation of the Earnest Money deposit in the amount of [Redacted] was not provided for review.				Reviewer Comment ([Redacted]): EMD paid out of [Redacted] account Reviewer Comment ([Redacted]): Exception Explanation Updated from: Documented qualifying Assets for Closing of [Redacted] is less than Cash From Borrower [Redacted].	[Redacted]			1	A		MD	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210483			23933650			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	This will be cleared upon receipt of the missing income documentation.				Reviewer Comment ([Redacted]): Received paystub and W-2 for [Redacted] and [Redacted] hence associated and updated the income Buyer Comment ([Redacted]): Please see income documents attached to associated condition.	[Redacted]			1	A		GA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210483			23933651			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	1. A paystub or WVOE was not found for the borrower in order to verify/calculate the income utilized in qualifying. 2. A paystub or WVOE was not found for the borrower in order to verify/calculate the income utilized in qualifying.				Reviewer Comment ([Redacted]): Received paystub and W-2 for [Redacted] and [Redacted] hence associated and updated the income Buyer Comment ([Redacted]): Please see attached paystubs and W2s. Buyer Comment ([Redacted]): Please see attached paystubs and W2s for co-client.	[Redacted]			1	A		GA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210488			23932624			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redacted], [Redacted] from transaction date of [Redacted].	valid
Reviewer Comment ([Redacted]): Loan was dispersed on [Redacted] per Verification Acknowledgement

Reviewer Comment ([Redacted]): Exception states that loan disbursed on [Redacted] which was not [Redacted] prior to consummation on [Redacted]

Reviewer Comment ([Redacted]): The Right to Cancel transaction date [Redacted], prior to three(3) business days from loan transaction disbursement date [Redacted]. As per requirement Disbursement date should be less than [Redacted] from Transaction date. Kindly provide final CD with correct disbursement date.

Buyer Comment ([Redacted]): Loan consummated on [Redacted]. The date of disbursement is not the date of consummation. Notice of Right to Cancel was properly disclosed.
																		[Redacted]			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210489			23933850			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.					Reviewer Comment ([Redacted]): We have received Appraisal Waiver document which confirms that the waiver was signed prior to the closing date hence updated and associated the document Buyer Comment ([Redacted]): Please see attached appraisal delivery waiver.	[Redacted]			1	A		VA	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210494			23932841			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	This was same lender refinance and the H-8 RTC was used and it should have been the H-9,				Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		UT	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210499			23933803			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210501			23932765			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	File is missing evidence that Valuation was provided to the borrower [Redacted] prior to consummation.				Reviewer Comment ([Redacted]): Waiver received. Exception cleared Buyer Comment ([Redacted]): Please see the attached appraisal delivery waiver.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210501			24027642			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		Per policy in file, there is a coverage shortfall of [Redacted]. File is missing Replacement Cost Estimator or servicing printout.
Reviewer Comment ([Redacted]): Received and associated the Replacement Cost Estimator (RCE) document which is having sufficient coverage the amount. Hence Exception Cleared

Buyer Comment ([Redacted]): The verbiage on the policy is sufficient, the replacement cost estimator document was provided in addition to the HOI policy. Further documentation is not required as the policy itself confirms dwelling covers the cost to rebuild. Please clear.

Reviewer Comment ([Redacted]): Require replacement cost estimator along with property address and borrower name as received replacement cost estimator does not have both, Hence exception remains.

Buyer Comment ([Redacted]): Please see the previous note and in addition see attached most recently completed replacement cost estimator showing client's dwelling of [Redacted] is sufficient. .

Buyer Comment ([Redacted]): Please refer to page [Redacted] showing the home is insured on a replacement cost basis, there is also debris removal included with the policy. The verbiage on the policy is sufficient to show that the client's home is adequately insured. Please clear.
																		[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210501			24027788			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	.				Reviewer Comment ([Redacted]): Received signed and dated Notice of special Flood Hazard Disclosure, hence exception cleared. Buyer Comment ([Redacted]): Please see the attached signed flood disclosure.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210501			24027789			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	.				Reviewer Comment ([Redacted]): Sufficient Cure Provided At Closing		[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210501			24045143			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	New Exception as a result of new documentation provided, Flood disclosure was provided the on the note date [Redacted] and it should be provided before that				Reviewer Comment ([Redacted]): Notice of Special Flood Hazards Disclosure was provided on [Redacted]. Exception cleared. Buyer Comment ([Redacted]): Please see the attached regulation regarding the disclosure that does not state a copy needs to be signed, only provided. Reviewer Comment ([Redacted]): Received Notice of Special Flood Hazard Disclosure prior to the note date, but missed borrower sign and date. Kindly provide updated Flood disclosure prior to note date with sign and dated. Buyer Comment ([Redacted]): Please see the attached flood disclosure provided prior to the note date.	[Redacted]			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210503			23932819			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment ([Redacted]): Received Flood Certificate and updated. Exception cleared. Buyer Comment ([Redacted]): See attached.	[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210511			23933906			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		File is missing Renewal Hazard Policy.				Reviewer Comment ([Redacted]): Received renewal policy. Cleared. Buyer Comment ([Redacted]): See attached. I've also included an email from the insurance rep confirming that the dwelling coverage covers [Redacted] of the property's replacement cost.	[Redacted]			1	A		AL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210511			23933954			Compliance	Compliance	State Compliance	State Late Charge	Alabama Late Charge Percent and Amount Testing	[Redacted] Late Charge: Note late charge amount of [Redacted] exceeds the state maximum of [Redacted].	Per Note, the late charge amount of [Redacted] exceeds [Redacted] state maximum of [Redacted].				Reviewer Comment ([Redacted]): Cleared with Note. Buyer Comment ([Redacted]): See [Redacted] of Note ([Redacted]). Paragraph [Redacted] states that late fee will not exceed [Redacted].	[Redacted]			1	A		AL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210511			23933955			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - October [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Amount of Estimated Property Cost Over Year [Redacted] disclosed to borrower should be [Redacted] instead of [Redacted]. Cost did not include the [Redacted]/yr HOA fee.				Reviewer Comment ([Redacted]): Received PCCD. Buyer Comment ([Redacted]): See attached. Package will ship tomorrow.		[Redacted]		2	B		AL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210512			23934238			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Two consecutive months statements or written VOD is required to verify assets. Only one months statement was provided.				Reviewer Comment ([Redacted]): [Redacted] bank statement attached. Buyer Comment ([Redacted]): Please see the attached additional bank statement	[Redacted]			1	A		PA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210512			23934260			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redacted], prior to [Redacted] from transaction date of [Redacted].	Transaction date based on the notary date of [Redacted] on the security instrument. The final CD shows a disbursement date of [Redacted].
Reviewer Comment ([Redacted]): Loan was closed on [Redacted]  Exception cleared.

Reviewer Comment ([Redacted]): We need Post Close CD with disbursement date [Redacted] or RTC with expiry date [Redacted]. Because  the existing dates on the Final CD & RTC are less than [Redacted] from the transaction date of [Redacted]. Exception Remains

Buyer Comment ([Redacted]): The transaction date as listed on the Final CD is [Redacted], the Notary witnessed the clients execute the closing documents on [Redacted], the electronic signatures validated for the clients and the applicable closing documents (including the RTC) were executed on [Redacted], please see pages [Redacted] through [Redacted] in your loan file for the "Consent to use Electronic Records and Signatures page to evidence the client signed/closed this loan on [Redacted]

Reviewer Comment ([Redacted]): We require Post Close CD with disbursement date [Redacted]
or RTC with expiry date [Redacted].
Because the existing dates on the Final CD & RTC are less then
[Redacted] from the transaction date of [Redacted].
Exception remains

Buyer Comment ([Redacted]): The closing took place on [Redacted] as indicated  on the Final CD and inline with the clients Signature dates on the Security Instrument. The Notary Acknowledgement page attests to the Fact that the mortgage was signed by the clients on [Redacted] at the Top. The Certificate of Residence information that is included as part of the Acknowledgement is to confirm the Address information for the Mortgage Electronic Registration Systems (MERS) as listed in Definition C on [Redacted] of the Mortgage and is independent of the actual consummation date of [Redacted].
																		[Redacted]			1	A		PA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210512			23934261			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Transaction date based on the notary date of [Redacted] on the security instrument. The right to cancel shows a transaction date of [Redacted] and an expiration date of [Redacted], which is les than [Redacted] after the transaction date.
Reviewer Comment ([Redacted]): Loan was closed on [Redacted]  Exception cleared.

Buyer Comment ([Redacted]): Please clear this exception per the above TIL rescission timing exception that was cleared by [Redacted] stating "Loan was closed on [Redacted] Exception cleared"

Reviewer Comment ([Redacted]): We need Post Close CD with disbursement date [Redacted] or RTC with expiry date [Redacted]. Because  the existing dates on the Final CD & RTC are less than [Redacted] from the transaction date of [Redacted]. Exception Remains

Buyer Comment ([Redacted]): The transaction date as listed on the Final CD is [Redacted], the Notary witnessed the clients execute the closing documents on [Redacted], the electronic signatures validated for the clients and the applicable closing documents (including the RTC) were executed on [Redacted], please see pages [Redacted] through [Redacted] in your loan file for the "Consent to use Electronic Records and Signatures page to evidence the client signed/closed this loan on [Redacted]

Reviewer Comment ([Redacted]): We require Post Close CD with disbursement date [Redacted]
or RTC with expiry date [Redacted].
Because the existing dates on the Final CD & RTC are less then
[Redacted] from the transaction date of [Redacted].
Exception remains

Buyer Comment ([Redacted]): The closing took place on [Redacted] as indicated  on the Final CD and inline with the clients Signature dates on the Security Instrument. The Notary Acknowledgement page attests to the Fact that the mortgage was signed by the clients on [Redacted] at the Top. The Certificate of Residence information that is included as part of the Acknowledgement is to confirm the Address information for the Mortgage Electronic Registration Systems (MERS) as listed in Definition C on [Redacted] of the Mortgage and is independent of the actual consummation date of [Redacted].
																		[Redacted]			1	A		PA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210514			23934015			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted]): [Redacted] received COC dated [Redacted] for increase in fee. Buyer Comment ([Redacted]): Please see attached appraisal CIC.	[Redacted]			1	A		TN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210515			23934232			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.					Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		CO	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210522			23934158			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard Insurance Policy expires within [Redacted] of the Note Date and a renewal policy was not found in file.				Reviewer Comment ([Redacted]): Received updated Hazard Insurance Policy hence associated and updated insurance tab and cleared exception Buyer Comment ([Redacted]): Please see the attached for the HOI renewal.	[Redacted]			1	A		VA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210522			24035991			Credit	Guideline	Guideline Issue	Guideline	VOE was the only document used to verify employment and not allowable per guidelines unless ordered by lender/investor/seller.		The provided Verbal verification of employment from [Redacted] did not contain the source used to obtain the employer's telephone number in order to verify an independent third party was used.
Reviewer Comment ([Redacted]): We have received and associated the source verification of the VOE which is clearly matching the employer's phone number with third party document. Exception Cleared

Buyer Comment ([Redacted]): Please see the attached Screen Shot for source verification of the VOE

Reviewer Comment ([Redacted]): As per guidelines required verification of employment from a Company that contain the source used to obtain the employer's telephone number.

Buyer Comment ([Redacted]): [Redacted] is verification of employment from a third party that can be used in lieu of the VVOE being referenced in the exception.

Reviewer Comment ([Redacted]): We have received work number document from Equifax however according to exception VVOE from [Redacted] did not contain the source used to obtain the employer's telephone number hence we need the source used to obtain the phone number in VVOE

Buyer Comment ([Redacted]): Please see the attached [Redacted] for [Redacted] with [Redacted].
																		[Redacted]			1	A		VA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210522			24169635			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year [Redacted] - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	HOI monthly payment was [Redacted] versus [Redacted]
Reviewer Comment ([Redacted]): Cleared.  Hazard insurance premium at the time of closing was [Redacted].  Renewal premium of [Redacted] was due on [Redacted] which is after the date of closing.

Buyer Comment ([Redacted]): The monthly payment for the HOI used to close the loan was [Redacted] ([Redacted]/total premium) as indicated on the policy in your loan file on [Redacted] with effective dates from [Redacted] through [Redacted]. The renewal showing the premium of [Redacted] ([Redacted]/monthly) in your loan file on [Redacted] was not issued until [Redacted] which is after the closing date of  [Redacted].
																		[Redacted]			1	A		VA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210522			24169636			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	HOI monthly payment was [Redacted] versus [Redacted]				Reviewer Comment ([Redacted]): Cleared. Hazard insurance premium at the time of closing was [Redacted]. Renewal premium of [Redacted] was due on [Redacted] which is after the date of closing	[Redacted]			1	A		VA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210525			24030043			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Dwelling coverage of [Redacted] is insufficient. A replacement cost estimator or replacement cost verbiage on policy is missing.				Reviewer Comment ([Redacted]): Received RCE explanation with replacement cost. Associated and updated. Exception cleared Buyer Comment ([Redacted]): Please see attached RCE showing dwelling coverage is sufficient. Buyer Comment ([Redacted]): Please refer to page [Redacted] showing that the home is insured on a replacement cost basis, meaning a replacement cost estimator was used to determine the dwelling amount and dwelling was set to cover the cost to rebuild the home. This verbiage on the policy is sufficient to show client has adequate coverage.	[Redacted]			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210530			23935019			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		File is missing Hazard Policy. Only one pg. ([Redacted]) found for policy.
Reviewer Comment ([Redacted]): Exception cleared in error.  Received proof of hazard insurance with coverage for the dwelling of [Redacted] and the Note amount is [Redacted].  Lender indicated that a letter from the insurance agent regarding replacement cost was uploaded, however the uploaded document was a cover page from [Redacted] regarding [Redacted] or [Redacted].  Please provide a copy of the letter from the insurance agent confirming replacement cost.

Reviewer Comment ([Redacted]): Received and associated HOI policy. Exception Cleared.

Buyer Comment ([Redacted]): Please see email from agent confirming policy covers [Redacted] replacement cost.

Buyer Comment ([Redacted]): See attached policy.
																		[Redacted]			1	A		MA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210530			23935391			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	File is missing evidence that Valuation was provided to the borrower [Redacted] prior to consummation				Reviewer Comment ([Redacted]): Appraisal Notice provided reflects appraisal provided more than [Redacted] prior to closing. Buyer Comment ([Redacted]): Please see attached appraisal cover letter. Appraisal was disclosed to client more than [Redacted] prior to close.	[Redacted]			1	A		MA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210530			23935396			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Valid COC missing for increase in fee. Cure was not provided for increase.
Reviewer Comment ([Redacted]): Loan program changed on [Redacted] from Conforming High Balance to Jumbo Smart which requires an Appraisal Review Fee.  Valid COC in file.

Reviewer Comment ([Redacted]): [Redacted]: In the Applications provided there is no change in product. Please provide evidence of change of Loan product in the form of Approval or any other document or else cure is applicable. Cure consists of corrected PCCD, LOE, Copy of refund check and proof of mailing.

Buyer Comment ([Redacted]): Application is dated [Redacted], the same day that the loan was flipped from conventional to Jumbo. [Redacted] is the earliest application date.

Reviewer Comment ([Redacted]): [Redacted] further review there is no changes in Product type. Since, the initial application also reflects Loan Features as "Jumbo Smart [Redacted] fixed" same as stating in final documents. Please provide supporting prior approval document in order to verify when the product has been changed and reevaluate this exception or provide cure documents.

Buyer Comment ([Redacted]): See redisclosure history already uploaded. Fee was disclosed to client when the loan was flipped from conventional to Jumbo. The reason for the fee is Jumbo loans all require a Collateral Desktop Analysis. The new fee was for that appraisal.
																		[Redacted]			1	A		MA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210530			24094920			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard Insurance Coverage Amount is insufficient per guidelines. Policy is missing Replacement Coverage amount to cover the Shortfall				Reviewer Comment ([Redacted]): Email from insurance agent confirmed [Redacted] replacement coverage on HOI policy. Exception cleared. Buyer Comment ([Redacted]): See attached email from insurance agent confirming [Redacted] RCE coverage	[Redacted]			1	A		MA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210530			24095103			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Received proof of hazard insurance with coverage for the dwelling of [Redacted] and the Note amount is [Redacted]. Lender indicated that a letter from the insurance agent regarding replacement cost was uploaded, however the uploaded document was a cover page from Adobe regarding Acrobat X or Adobe Reader X. Please provide a copy of the letter from the insurance agent confirming replacement cost.				Reviewer Comment ([Redacted]): Email from insurance agent confirmed [Redacted] replacement coverage on HOI policy. Exception cleared.	[Redacted]			1	A		MA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210537			23936256			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Title - Document Preparation Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment ([Redacted]): [Redacted] received corrected PCCD with updated LOE for the Title fees were moved to section C from B and paid by Other. Also, supporting Certified copy of the Final SS was provided in original file, which states "Credit from Selling agent" [Redacted] same as matches with Lender Credit on PCCD dated [Redacted]. Fee is not bound by a tolerance.

Buyer Comment ([Redacted]): Please see corrected letter.

Reviewer Comment ([Redacted]): [Redacted]: In the comment stated "Credit Applied on CD. However in LOE only stated about  fees being moved to Section C from Section B nothing is mentioned about fees being change to seller paid. Please provide corrected LOE stating all the changes. Exception remains open.

Buyer Comment ([Redacted]): PCCD provided is correct. Credits applied on CD are for a [Redacted] Realtor Credit which was also listed on page one of the final settlement statement.

Reviewer Comment ([Redacted]): [Redacted] received PCCD dated [Redacted] with LOE. In addition to Title fees being moved to Section C all fees are changed to paid by third party. However as per Final Settlement statement all the fees are paid by buyer.  Please provide corrected PCCD with LOE.

Buyer Comment ([Redacted]): Additionally, Section C fees are subject to unlimited tolerance and therefore no cure is owed.

Buyer Comment ([Redacted]): Fee was unintentionally placed in Section B when it should have been in Section C. CD has been corrected. Please see attached. Redisclosure package will ship [Redacted].
																		[Redacted]			1	A		UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210537			23936257			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Title - Endorsement Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment ([Redacted]): [Redacted] received corrected PCCD with updated LOE for the Title fees were moved to section C from B and paid by Other. Also, supporting Certified copy of the Final SS was provided in original file, which states "Credit from Selling agent" [Redacted] same as matches with Lender Credit on PCCD dated [Redacted]. Fee is not bound by a tolerance.

Reviewer Comment ([Redacted]): [Redacted] received PCCD dated [Redacted] with LOE. In addition to Title fees being moved to Section C all fees are changed to paid by third party. However as per Final Settlement statement all the fees are paid by buyer.  Please provide corrected PCCD with LOE.

Buyer Comment ([Redacted]): See uploaded redisclosure package.
																		[Redacted]			1	A		UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210537			23936258			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Title - Lender's Title Insurance on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Reviewer Comment ([Redacted]): [Redacted] received corrected PCCD with updated LOE for the Title fees were moved to section C from B and paid by Other. Also, supporting Certified copy of the Final SS was provided in original file, which states "Credit from Selling agent" [Redacted] same as matches with Lender Credit on PCCD dated [Redacted]. Fee is not bound by a tolerance.

Reviewer Comment ([Redacted]): [Redacted] received PCCD dated [Redacted] with LOE. In addition to Title fees being moved to Section C all fees are changed to paid by third party. However as per Final Settlement statement all the fees are paid by buyer.  Please provide corrected PCCD with LOE.

Buyer Comment ([Redacted]): See uploaded redisclosure package.
																		[Redacted]			1	A		UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210537			23937954			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year [Redacted] - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	[Redacted] and [Redacted] of the CD included HOA fees in the monthly escrowed payments. However, HOA fees are not escrowed per the IEADS. The actual escrowed monthly fees are only T&I of [Redacted]. [Redacted] of the CD should only reflect monthly escrows of [Redacted] and not check the box for other. [Redacted] of the CD should reflect annual escrowed fees of only [Redacted] and non-escrowed costs over [Redacted] year of [Redacted].				Reviewer Comment ([Redacted]): Cleared. Letter dated [Redacted] with the correct reason for re-disclosure. Buyer Comment ([Redacted]): Package has been delivered. Please clear. Reviewer Comment ([Redacted]): The LOE to the borrower does not address the changes made to [Redacted] and [Redacted] of the final CD for the the escrows and non-escrowed amounts. Please provide revised letter to borrower encompassing these issues. Reviewer Comment ([Redacted]): Will be reviewed when revised PCCD is received for tolerance issues. Buyer Comment ([Redacted]): See uploaded redisclosure package.		[Redacted]		2	B		UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210537			23937955			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	[Redacted] and [Redacted] of the CD included HOA fees in the monthly escrowed payments. However, HOA fees are not escrowed per the IEADS. The actual escrowed monthly fees are only T&I of [Redacted]. [Redacted] of the CD should only reflect monthly escrows of [Redacted] and not check the box for other. [Redacted] of the CD should reflect annual escrowed fees of only [Redacted] and non-escrowed costs over [Redacted] year of [Redacted].
Reviewer Comment ([Redacted]): Verified with [Redacted] tracking that package was delivered to the borrower on [Redacted].

Buyer Comment ([Redacted]): Package has been delivered. Please clear

Reviewer Comment ([Redacted]): LOE was provided for PCCD. No proof borrower received PCCD was provided.  Exception can be cleared once recipt is provided.

Buyer Comment ([Redacted]): Please see attached.

Reviewer Comment ([Redacted]): The LOE to the borrower does not address the changes made to [Redacted] and [Redacted]  of the final CD for the the escrows and non-escrowed amounts.  Please provide revised letter to borrower encompassing these issues.

Reviewer Comment ([Redacted]): Will be reviewed when revised PCCD is received for tolerance issues.

Buyer Comment ([Redacted]): See uploaded redisclosure package.
																			[Redacted]		2	B		UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210538			23937004			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The Committment Title policy amount is less than the Loan amount				Reviewer Comment ([Redacted]): Received final title policy which matches the loan amount hence associated and updated the details Buyer Comment ([Redacted]): Please see the attached title policy.	[Redacted]			1	A		UT	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210538			24030765			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within [Redacted] of application.					Reviewer Comment ([Redacted]): Received the Affiliated Business Arrangement Disclosure as per the requirement. Exception cleared Buyer Comment ([Redacted]): Disregard the prior ABA, attached is a copy of the first issued [Redacted]. Buyer Comment ([Redacted]): Please see the attached ABA that was provided to client within [Redacted]. Note that regulation does not require the initial ABA be signed according to CFPB 1024.15(b) that specifically states it only needs to be provided. Attached is a copy of the regulation.	[Redacted]			1	A		UT	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210538			24030766			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.					Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		UT	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210538			24030768			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations not provided to applicant within [Redacted] of application.	List of Homeownership Counseling Organizations provided to borrower on [Redacted]. Per Loan Disclosure Summary, the final data point was received on [Redacted] which would be the application date.				Reviewer Comment ([Redacted]): Received List of homeownership counselling and updated the clarity hence associated the same. Buyer Comment ([Redacted]): Please disregard the prior comment, attached is a copy of the List of Homeownership Counseling doc, this also falls under the CFPB 1024.15(b). Buyer Comment ([Redacted]): Disregard the prior ABA, attached is a copy of the first issued [Redacted].	[Redacted]			1	A		UT	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210541			23943059			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Points and Fees failure appears to be caused by the Appraisal fee listed on Final CD [Redacted] paid to lender affiliate, however only [Redacted] paid to lender affiliate and [Redacted] to third party.				Reviewer Comment ([Redacted]): Invoice confirms management fee was paid to affiliate Buyer Comment ([Redacted]): Please see attached Reggie report, the full [Redacted] appraisal fee should not be included in testing, only the [Redacted] to [Redacted] in Group ID B should be included.	[Redacted]			1	A		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210541			23944124			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	.				Reviewer Comment ([Redacted]): Invoice confirms management fee was paid to affiliate Buyer Comment ([Redacted]): waterfall condition associated with points and fees exception	[Redacted]			1	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210541			23944125			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	.				Buyer Comment ([Redacted]): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer.			[Redacted]	2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210544			23937683			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [Redacted] prior to closing.	Initial CD is required to be received by borrower at least [Redacted] prior to Final CD. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment ([Redacted]): [Redacted] received proof of receipt. Exception is cleared. Buyer Comment ([Redacted]): Please see attached confirming the borrower received the CD on [Redacted] which is within the required time. Please review to clear this condition.	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210544			23937685			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment ([Redacted]): CIC provided. Exception cleared. Buyer Comment ([Redacted]): Please see attached CIC for the increase to the Appraisal Fee. There was a need for a rush and the appraiser accepted with an increase to the fee.	[Redacted]			1	A		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210545			23937635			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Valid COC was not provided to increased broker fee.				Reviewer Comment ([Redacted]): [Redacted] received COC dated [Redacted] and as per associate comment for increase in loan amount no cure is required. Buyer Comment ([Redacted]): Please see the attached screen shots from our mortgage platform. On [Redacted] the Loan amount was increased from the [Redacted] to the final amount of [Redacted] which resulted in the increase in the broker fee as disclosed on the Initial CD dated for [Redacted].	[Redacted]			1	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210557			24042954			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Verbal VOE provided does not disclose source of employer's phone number/ address.				Reviewer Comment ([Redacted]): Received the explanation document to confirm source as Internet/[Redacted] to verify employers phone number. Updated and associated with the verbal Verification of Employment. Exception cleared Buyer Comment ([Redacted]): Please see the attached document, the phone number on the VOE form was a clerical error, true number verified on was [Redacted], provided internal screenshot to support that. [Redacted] search shows this phone number is tied to the business.	[Redacted]			1	A		IL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210562			23938292			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Annual costs for HOA per appraisal was [Redacted]. Amount listed on final CD was [Redacted]				Reviewer Comment ([Redacted]): [Redacted] received a PCCD correcting non escrowed property costs and LOE. Buyer Comment ([Redacted]): [Redacted]: See attachment.		[Redacted]		2	B		MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210574			23938644			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		The Note date is [Redacted] while the Hazard Insurance Policy reflects the policy period expires on [Redacted] - less than [Redacted] from Closing.				Reviewer Comment ([Redacted]): Updated Hazard Insurance policy received and associated which shows that expiration date is [Redacted]. Hence exception cleared. Buyer Comment ([Redacted]): Please see the the attached HOI renewal for the subject property.	[Redacted]			1	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210578			23940039			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment ([Redacted]): [Redacted] Upon further review received a valid COC dated [Redacted] for Appraisal Fee increases. Buyer Comment ([Redacted]): Please see attached appraisal CIC.	[Redacted]			1	A		OH	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210594			23940690			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]				Reviewer Comment ([Redacted]): [Redacted] received a valid COC for increase in Appraisal fee. Buyer Comment ([Redacted]): Please see the attached screen shots from our Appraisal Fee tracking items, the Fee increased because this is a uniquely built property on the lake.	[Redacted]			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210598			23940523			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment ([Redacted]): Received Title Commitment confirms the final policy amount of [Redacted].Attached and updated clarity, hence exception cleared. Buyer Comment ([Redacted]): Please see attached title commitment confirming sufficient coverage.	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210600			23943063			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Buyer Comment ([Redacted]): " ""The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."""			[Redacted]	2	B		CO	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210602			23942750			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment ([Redacted]): Change in circumstance provided. Exception cleared. Buyer Comment ([Redacted]): Please see attached for the increase to the appraisal fee. Please review to clear this condition.	[Redacted]			1	A		MA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210604			23943072			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee document not in file.				Reviewer Comment ([Redacted]): [Redacted] received VCC, exception is cleared. Buyer Comment ([Redacted]): Please see attached CIC of when the borrowr informed us the repairs were completed for the final inspection to be ordered. Once the inspection was ordered per the borrower's informing us, the fee was disclosed. Please review to clear this condition.	[Redacted]			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210606			23941826			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	verified				Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210616			23952730			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.						Reviewer Comment ([Redacted]): Lender provided documentation indicating HOA dues were [Redacted] a year versus [Redacted] a month. Reserves are now met. Exception cleared. Buyer Comment ([Redacted]): Please see the attached statement from the clients Home Owners Association confirming that the HOA Dues are [Redacted]/annually as opposed to monthly. This puts the Reserve calculation for the Monthly PITIA at [Redacted] * [Redacted] = [Redacted] for reserves. P&I [Redacted], HOI [Redacted], Taxes [Redacted] and HOA [Redacted] = [Redacted]/PITIA	[Redacted]			1	A		MI	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210616			23952797			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of				Reviewer Comment ([Redacted]): CIC provided. Exception cleared. Buyer Comment ([Redacted]): Please see the attached re-disclosure history confirming the CIC on [Redacted] with a change in the property type from SFR to PUD and a change in the Title company the client wished to use for a reduction in costs.	[Redacted]			1	A		MI	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210616			24036412			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment ([Redacted]): FTP provided evidencing sufficient coverage Buyer Comment ([Redacted]): Please see the attached final title policy with the correct coverage.	[Redacted]			1	A		MI	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210616			24036418			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment ([Redacted]): Received and associated Final Title Policy and Clarity updated with title policy amount which is covering the loan amount. Exception Cleared Buyer Comment ([Redacted]): Please see the attached final title policy with the correct coverage.	[Redacted]			1	A		MI	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210616			24054946			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - October [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	This exception is being added due to additional documentation just provided. The Estimated Property Costs over Year [Redacted] was calculated utilized HOA Dues in the monthly amount of [Redacted] versus annually in the amount of [Redacted] per the additional documentation just provided. Please provide a revised PCCD and Letter to Borrower correcting this issue.				Reviewer Comment ([Redacted]): PCCD and LOE to b provided. Buyer Comment ([Redacted]): Please see the attached LOE to client, corrected CD and [Redacted] label		[Redacted]		2	B		MI	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210629			24038151			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Comments in file indicate [Redacted] and [Redacted] properties were recently refinanced. Provided settlement statement for each to confirm new PITIA for each.				Reviewer Comment ([Redacted]): Final closing disclosure received for both reo property, same has been associated, hence exception cleared. Buyer Comment ([Redacted]): Please see the attached Final CD's for [Redacted] Address and [Redacted]	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210631			23943828			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in [Redacted]. Provide a post-disaster inspection verifying there was no damage from Remnants of hurricane. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted].				Reviewer Comment ([Redacted]): PD inspection provided Buyer Comment ([Redacted]): please see disaster inspection atatched date [Redacted]	[Redacted]			1	A		NY	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210639			24038036			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment ([Redacted]): Property Hub documents verified tax amount for [Redacted]. Buyer Comment ([Redacted]): Please see the attached document for nonsubject taxes.	[Redacted]			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210643			23944178			Credit	Guideline	Guideline Issue	Guideline	Borrower is not currently employed.	-	The VVOE for the borrower from his current employment at [Redacted] dated [Redacted] indicates the borrower is current Inactive, was terminated on [Redacted] and "No" to is employment expected to continue. This conflicts with the paystub in the file for this employer that is dated [Redacted].				Reviewer Comment ([Redacted]): WVOE was provided to confirm current employment Buyer Comment ([Redacted]): PLease see the attached current WVOE confirming the client is employed Full time and has been since their original hire date	[Redacted]			1	A		OR	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210643			23944183			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM				Reviewer Comment ([Redacted]): Employment was verified. Waterfall conditions are cleared. Buyer Comment ([Redacted]): PLease see the attached current WVOE confirming the client is employed Full time and has been since their original hire date	[Redacted]			1	A		OR	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210643			23944184			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	This is due to the VVOE for the borrower reflecting as currently not employed.				Reviewer Comment ([Redacted]): Employment was verified. Waterfall conditions are cleared. Buyer Comment ([Redacted]): PLease see the attached current WVOE confirming the client is employed Full time and has been since their original hire date	[Redacted]			1	A		OR	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210647			23944133			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	The verification of employment is required [Redacted] is not present in the loan file.				Reviewer Comment ([Redacted]): Received and associated WVOE for "Domain Tool". Exception Cleared Buyer Comment ([Redacted]): Please see the attached WVOE for Domain Tools	[Redacted]			1	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210647			23944151			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.						Reviewer Comment ([Redacted]): Received Replacement Cost Estimator. Associated and updated. Exception cleared Buyer Comment ([Redacted]): Please see the attached replacement cost estimate, the estimate of [Redacted] matches the Dwelling coverage, policy is sufficient.	[Redacted]			1	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210647			23944155			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient per guidelines. Coverage: [Redacted]; Extended Replacement Coverage: [Redacted]; Loan Amount: [Redacted]; Cost New: [Redacted]				Reviewer Comment ([Redacted]): Verified the replacement cost estimator and updated. Exception cleared. Buyer Comment ([Redacted]): Please see the attached replacement cost estimate, the estimate of [Redacted] matches the Dwelling coverage, policy is sufficient.	[Redacted]			1	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210647			23944157			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.
Reviewer Comment ([Redacted]): [Redacted] received PCCD, LOE, copy of refund check, and proof of delivery; exception is cured.

Buyer Comment ([Redacted]): Please see the attached for proof of delivery

Reviewer Comment ([Redacted]): Rec'd PCCD, LOE, copy of check and shipping label.  Please provide evidence borrower receipt of the package.  Per the [Redacted] website, the current status indicates shipping label created.

Buyer Comment ([Redacted]): Please see the attached for the corrected CD, LOE to the client, [Redacted] label and check copy.

Reviewer Comment ([Redacted]): Flood cert, LDP, Origination, Prepaid interest, Third party processing fee, Tax Service Fee, Title - Closing fee, Title - Wire fee and Underwriting fee are being included in finance charge.  Cure in the amount of [Redacted] required to cure.

Buyer Comment ([Redacted]): For further review please specify the Fee/charge being referenced in your exception that you believe is producing an incorrect finance charge calculation.

Reviewer Comment ([Redacted]): [Redacted] received itemization for seller credit that is applied to a non finance charge therefore it does affect the finance charge total. Please provide a corrected CD, LOE refund check, and proof of delivery to cure.

Buyer Comment ([Redacted]): Please see the attached Closing disclosure addendum.
																			[Redacted]		2	B		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210649			23944195			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of [Redacted] exceeds Guideline total debt ratio of [Redacted].				Reviewer Comment ([Redacted]): Excluded [Redacted] DTI matches Guideline total debt ratio of [Redacted] Buyer Comment ([Redacted]): [Redacted]: please exclude the mortgages for [Redacted]. Those mortgages were paid with the subject loan and should not be included in DTI.	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210649			23944219			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted] significantly exceeds the guideline maximum of [Redacted]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)					Reviewer Comment ([Redacted]): Excluded [Redacted] DTI matches Guideline total debt ratio of [Redacted] Buyer Comment ([Redacted]): [Redacted]: please exclude the mortgages for [Redacted]. Those mortgages were paid with the subject loan and should not be included in DTI.	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210649			23944220			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment ([Redacted]): Excluded Reo property as it was Free & clear. Exception cleared Buyer Comment ([Redacted]): [Redacted]: please exclude the mortgages for [Redacted]. Those mortgages were paid with the subject loan and should not be included in DTI.	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210649			23944223			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.				Reviewer Comment ([Redacted]): We have the mortgage payoff statement and on final 1003 it is clearly stating that this is paid off. Buyer Comment ([Redacted]): [Redacted]: please exclude the mortgages for [Redacted]. Those mortgages were paid with the subject loan and should not be included in DTI.	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210655			23951500			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment ([Redacted]): Received and associated Title Final Policy with Original Loan Amount. Exception Cleared. Buyer Comment ([Redacted]): See attached.	[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210655			23951507			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment ([Redacted]): Received and associated Title Final Policy with Original Loan Amount. Exception Cleared. Buyer Comment ([Redacted]): policy has been uploaded.	[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210655			23951600			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___					Reviewer Comment ([Redacted]): Received replacement cost estimator document id [Redacted] reflecting calculated value is [Redacted] hence associated the document and cleared exception Buyer Comment ([Redacted]): See attached RCE. Client's policy covers [Redacted] replacement cost as calculated by insurer.	[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210657			23947521			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [Redacted]. Coverage must be at least the lessor of the Cost new from the appraisal or the loan amount. Updated policy with sufficient coverage or RCE not found on file.				Reviewer Comment ([Redacted]): Received updated HOI policy document stating coverage provides upto an additional [Redacted] of dwelling hence associated the document and updated insurance details Buyer Comment ([Redacted]): RCE attached	[Redacted]			1	A		TN	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210657			23948073			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Service fees found in section E are subject to [Redacted] tolerance. Recording Fee was increased without valid COC.				Reviewer Comment ([Redacted]): [Redacted] Received valid COC dated [Redacted] therefore no cure required. Buyer Comment ([Redacted]): CIC form attached confirms the fee increased as a result of a change in property type	[Redacted]			1	A		TN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210670			23950031			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance should be reflected under "Insurance" versus " Other" under the estimated taxes, insurance and Assessments in the projected payments section.				Buyer Comment ([Redacted]): We disclosed this way as a consumer friendly method for the consumer to easily understand the first page of the CD. If the client has further questions, they can review [Redacted] which leaves no doubt what is or is not included in escrow.			[Redacted]	2	B		FL	Primary	Refinance - Limited Cash-out GSE	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210679			23949791			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	File shows borrower has HO-6 policy on subject. This was not included on CD or in non escrow costs.				Reviewer Comment ([Redacted]): Upon further review the non escrowed costs were disclosed within threshold. Buyer Comment ([Redacted]): The condo insurance covers betterments and improvements as stated on [Redacted] of the master policy provided. When this coverage exists, HO6 is optional and not required for finance and thus absent from the CD. Please review to clear this condition.	[Redacted]			1	A		CT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210683			24038705			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Loan originated as Primary residence, yet URLA declarations indicates borrower will not occupy.	-	The co-borrower's 1003 for [Redacted] reflects "NO" on [Redacted] regarding occupancy form primary residence. The Occupancy and Mailing Address Verification provided reflects primary residence.
Reviewer Comment ([Redacted]): The co-borrower's 1003 for [Redacted] reflects yes on [Redacted], section 5 declarations. Hence exception cleared.

Buyer Comment ([Redacted]): Please see attached

Reviewer Comment ([Redacted]): In [Redacted] Urla declarations [Redacted] Co-borrower [Redacted] has mentioned he will not occupy the property as primary residence however in [Redacted] and occupancy certificate he has mentioned he will occupy the property as primary residence hence we need updated final 1003 which reflects he will occupy the property as primary residence on [Redacted]

Buyer Comment ([Redacted]): The final 1003 shows occupancy as primary residence in section 4 and 5. There does not appear to be a material issue. Please provide clarificaiton on what the issue is
																		[Redacted]			1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210686			23954030			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The increase in the appraisal fee from [Redacted] to [Redacted] on the LE dated [Redacted] was not documented with a valid Change of Circumstance. Please provided a PCCD, Explanation to borrower, copy of the cure check and evidence receipt of the package.				Reviewer Comment ([Redacted]): [Redacted] upon further review received a valid COC dated [Redacted] for Appraisal Fee increases. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		NC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210688			23951927			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The Final CD Dated [Redacted] selected other for Walls insurance instead of selecting the proper insurance box				Buyer Comment ([Redacted]): We disclosed this way as a consumer friendly method of disclosing different forms of insurance as "other" on [Redacted], and the client can view [Redacted] to see the values and what is or is not escrowed. Reviewer Comment ([Redacted]): Regraded to EV2-B as the HO-6 Walls-In Ins being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.			[Redacted]	2	B		CA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210690			23951043			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Same Lender Refinance requires the H-9 Rescission Model Form to be signed. The file contains the H-8 Form.				Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		OR	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210691			23950312			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.						Reviewer Comment ([Redacted]): RCE provided Buyer Comment ([Redacted]): Replacement cost per RCE is [Redacted] (see attached). Hazard insurance coverage is sufficient.	[Redacted]			1	A		OR	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210697			23952517			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was initially disclosed as [Redacted] on LE but disclosed as [Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include [Redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment ([Redacted]): CIC provided. Exception cleared Buyer Comment ([Redacted]): please see attached	[Redacted]			1	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210697			23953414			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Final CD reflects Homeowners insurance was paid by others.				Buyer Comment ([Redacted]): This is correctly disclosed as a more consumer-friendly method. It is disclosed as a separate line item for better visibility for the consumer.			[Redacted]	2	B		WA	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210703			23954818			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	REO documents for address [Redacted] is missing.				Reviewer Comment ([Redacted]): VOM associated. Exception cleared. Buyer Comment ([Redacted]): Please see the attached VOM verifying the non-subject mortgage.	[Redacted]			1	A		MI	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210707			23953350			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redacted], prior to [Redacted] from transaction date of [Redacted].
Reviewer Comment ([Redacted]): RTC was received on [Redacted]

Reviewer Comment ([Redacted]): Received RTC but not signed by the borrower.

Buyer Comment ([Redacted]): RTC does not need to be signed. Proof of delivery is sufficient to confirm receipt. Please clear exception.

Buyer Comment ([Redacted]): Please see attached. Notice will ship [Redacted]

Reviewer Comment ([Redacted]): The loan transaction date was taken from the date of notary on the Security Instrument indicating the date the borrower signed the Security Instrument was [Redacted].

Buyer Comment ([Redacted]): Transaction consummated on [Redacted]. Please see Note ([Redacted]).
																		[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210707			23953351			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
Reviewer Comment ([Redacted]): New RTC was received on [Redacted].  No requirement for signature

Reviewer Comment ([Redacted]): Received RTC document But not signed by the borrower. hence exception get remains

Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts. Please downgrade to EV2.

Reviewer Comment ([Redacted]): The loan transaction date was taken from the date of notary on the Security Instrument indicating the date the borrower signed the Security Instrument was [Redacted].

Buyer Comment ([Redacted]): Notice of RTC was issued on [Redacted], the same day the notice was signed and loan was consummated. It did not need to be issued on the day the funds were disbursed.
																		[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210707			23953356			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	No valid change in Title fees found in section B are subject to [Redacted] tolerance. Title - Document Preparation Fee was increased without valid COC or cure provided to the borrower.				Reviewer Comment ([Redacted]): PCCD, LOE, Copy of check and [Redacted] website confirms package was rec'd by them. Buyer Comment ([Redacted]): Agreed that there was a tolerance violation. However, the title fee mentioned was never disclosed until the final CD was issued. We have made out a check to the client for [Redacted] to cure. Please see attached. Package will go out on [Redacted].		[Redacted]		2	B		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210717			23953709			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.					Reviewer Comment ([Redacted]): Evidence of appraisal receipt provided. Exception cleared. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		FL	Second Home	Refinance - Limited Cash-out GSE		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210717			24039717			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment ([Redacted]): We disclosed this way in order to provide a CD that is consumer friendly and clear what is homeowners insurance and its escrow status separately from all other forms of insurance.			[Redacted]	2	B		FL	Second Home	Refinance - Limited Cash-out GSE	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210718			23953541			Credit	Income	Document Error	Income	YTD Date is dated more than [Redacted] before the application date.	-	[Redacted] earnings were not provided for [Redacted]. [Redacted] verification has year to date earnings from [Redacted].				Reviewer Comment ([Redacted]): Received and associated 1008 and AUS and as per that income from [Redacted] is not considered in DTI calculation hence excluded the same. Exception Cleared. Buyer Comment ([Redacted]): Income from [Redacted] was removed from qualifying ratios, DTI is still within limits at [Redacted], please see attached AUS, 1008, and 1003. Reviewer Comment ([Redacted]): Require legible copy of paystub to clear this exception. Exception remains. Buyer Comment ([Redacted]): Please see the attached paystub.	[Redacted]			1	A		TX	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210730			23954740			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail due to not having income verification by third-party.				Reviewer Comment ([Redacted]): Received and associated CPA letter signed and dated for borrower [Redacted] verifying self employment income. Exception Cleared. Buyer Comment ([Redacted]): Please see the attached letter from the CPA verifying the self-employment income.	[Redacted]			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210730			23954741			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Unable to verify current S-Corp status using reasonably reliable third-party records.				Reviewer Comment ([Redacted]): Received and associated CPA letter signed and dated for borrower [Redacted] verifying self employment income. Exception Cleared. Buyer Comment ([Redacted]): Please see the attached letter from the CPA verifying the self-employment income.	[Redacted]			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210731			23953540			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard insurance policy is missing				Reviewer Comment ([Redacted]): Received and associated Hazard Insurance Policy. Exception Cleared. Buyer Comment ([Redacted]): Please see attached copy of the legible HOI policy. Reviewer Comment ([Redacted]): Require Legible copy of hazard insurance policy to clear this exception. Exception remains. Buyer Comment ([Redacted]): Please see the attached HOI policy for subject property.	[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210731			23953907			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Failure is due to missing a third party verification for Schedule C self employment - [Redacted].
Reviewer Comment ([Redacted]): Cleared.  Copy of business license was provided.

Buyer Comment ([Redacted]): Please refer to pages starting at [Redacted] for the [Redacted] tax returns and [Redacted] for the [Redacted] transcripts.

Reviewer Comment ([Redacted]): We apologize for the Inconvenience, we would request you to also provide us the 1040 for [Redacted], signed and dated. Exception remains for now

Buyer Comment ([Redacted]): Please see attached signed page of [Redacted] 1040s, the full 1040s were provided and available with the original loan images.

Reviewer Comment ([Redacted]): Require most recent year tax return signed and dated to clear this exception. hence, exception remains.

Buyer Comment ([Redacted]): Please see the attached business license that was obtained during process.
																		[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210731			24039055			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	File is missing a third party verification for Schedule C self employment - [Redacted].
Reviewer Comment ([Redacted]): Cleared.  Copy of business license was provided.

Reviewer Comment ([Redacted]): Received signed and dated 1040 , however as per the compliance requirement provide recent transcript or signed/dated tax return (tax year end date no more than [Redacted] prior to Note Date to clear the exception.

Buyer Comment ([Redacted]): Please refer to page [Redacted] for [Redacted] transcripts.

Reviewer Comment ([Redacted]): Received signed and dated 1040 , however as per the compliance requirement provide recent transcript or signed/dated tax return (tax year end date no more than [Redacted] prior to Note Date to clear the exception.

Buyer Comment ([Redacted]): Please see attached signed page of [Redacted] 1040s, the full 1040s were provided and available with the original loan images.

Reviewer Comment ([Redacted]): Require most recent year tax return signed and dated to clear this exception. Hence, exception remains.

Buyer Comment ([Redacted]): Please see the attached business license that was obtained during process.
																		[Redacted]			1	A		NV	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210742			23954215			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment ([Redacted]): Received updated Title document with Title policy coverage amount equal to Loan amount. Exception cleared Buyer Comment ([Redacted]): Please see attached.	[Redacted]			1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210742			23954520			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment ([Redacted]): Received updated Title document with Title policy coverage amount equal to Loan amount. Exception cleared	[Redacted]			1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210742			23954737			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___ ___					Reviewer Comment ([Redacted]): We already have acceptable VVOE for both the applicants on file and since Schedule C income was not used to qualify and Loss from business was included in income calculation, P & L statement was not required. Hence, no concerns. Exception cleared. Buyer Comment ([Redacted]): VVOEs for both clients in file already. Clients did not qualify with self employment income so a P&L was not required.	[Redacted]			1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210742			23955087			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.					Reviewer Comment ([Redacted]): We have received Appraisal notice which confirms the date valuation provided as [Redacted] hence, details updated and document accepted. Exception cleared. Buyer Comment ([Redacted]): See attached cover letter. Appraisal was received at least [Redacted] prior to closing.	[Redacted]			1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210742			23955088			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Data was not provided	Income Source and Qualifying Monthly Income Amount are required.					Reviewer Comment ([Redacted]): We received explanation that Schedule C income was not used to qualify and Loss from business was included in income calculation, checked and updated Loss figures for [Redacted] Schedule C for loss of [Redacted], we have got qualifying method and income(Loss) and hence, considered the same. Exception cleared. Buyer Comment ([Redacted]): Sched C loss was not used to qualify. Loss from business was included in income calculation.	[Redacted]			1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210742			23955090			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	[Redacted] Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.					Reviewer Comment ([Redacted]): Received acceptable Tangible Net Benefit worksheet, document associated and exception cleared. Buyer Comment ([Redacted]): See attached worksheet. It was delivered to borrowers on [Redacted].	[Redacted]			1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210754			23954245			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-					Reviewer Comment ([Redacted]): Received Business License and P&L statement, exception cleared. Buyer Comment ([Redacted]): See attached. Balance sheet not required for Jumbo. I've provided a profit and loss as well as verification of the client's law license.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210757			23954986			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Income document incomplete				Reviewer Comment ([Redacted]): QM exceptions were cleared to remove exception	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210757			23954987			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Not in file,				Reviewer Comment ([Redacted]): CPA letter received to verify borrower proprietorship income and business verification, same has been associated, hence exception cleared. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210761			23954062			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	The insurance policy has a shortfall				Reviewer Comment ([Redacted]): Hazard insurance coverage amount is sufficient, there is no shortfall. Hence exception cleared. Buyer Comment ([Redacted]): Subject property is covered up to full replacement cost as determined by the insurance company. See the disclaimer on the final page of the RCE explaining the insurer's calculation.	[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210761			23954806			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment ([Redacted]): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the flood is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Please downgrade this to a grade 2.			[Redacted]	2	B		CA	Primary	Refinance - Limited Cash-out GSE	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210761			23954807			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)					Buyer Comment ([Redacted]): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			[Redacted]	2	B		CA	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210774			23954205			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.					Reviewer Comment ([Redacted]): Received and associated appraisal waiver. Exception Cleared. Buyer Comment ([Redacted]): Please see the attached appraisal waiver.	[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210774			23954207			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.					Reviewer Comment ([Redacted]): Received and associated CPA letter confirming Borrower [Redacted] self employment income status. Exception Cleared. Buyer Comment ([Redacted]): Please see the attached letter from the clients CPA verifying the existence of the SE business. Verification of the CPA's credentials are already included in your loan file on [Redacted].	[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210774			23954218			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation does not match.				Reviewer Comment ([Redacted]): Received and associated CPA letter confirming Borrower [Redacted] self employment income status. Exception Cleared. Buyer Comment ([Redacted]): Please see the attached letter from the clients CPA verifying the existence of the SE business. Verification of the CPA's credentials are already included in your loan file on [Redacted].	[Redacted]			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210782			23962183			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	There was not proof borrower received appraisal electronically				Reviewer Comment ([Redacted]): Received copy of ECOA Receipt of appraisal without waiver & associated. Exception Cleared. Buyer Comment ([Redacted]): Please see attached appraisal delivery waiver.	[Redacted]			1	A		AZ	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210784			23954169			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - October [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The Estimated Taxes on the Approval were [Redacted] per month. The actual taxes on the Tax Certification was [Redacted] Semi-Annual for a monthly fee of [Redacted].
Reviewer Comment ([Redacted]): Lender issued a new PCCD not required since the annual HOA dues reflected on the [Redacted] report were used (higher amount of [Redacted] quarterly) versus [Redacted] annually per the appraisal.

Buyer Comment ([Redacted]): [Redacted]: See attachment. We are using the appraisal since that was considered more reliable to [Redacted] previously. We have two sources of confirmation and we are able to use either to qualify.

Reviewer Comment ([Redacted]): The HOI is [Redacted]/yr. A [Redacted] printout is in file indicating [Redacted] HOA dues per quarter. Please verify the accurate HOA amount. If verified amount is [Redacted]/yr please provide a corrected CD and LOE to cure.

Buyer Comment ([Redacted]): [Redacted]: on this file we are using [Redacted] as monthly HOI, however our HOA dues are wrong. Please confirm [Redacted]/month or [Redacted] as reflected on HOI document is acceptable. Once completed, the HOA value will be fixed and redisclosed, Thank you.

Reviewer Comment ([Redacted]): [Redacted] received lender rebuttal on tax calculation.  Updated taxes at the [Redacted]/month.  However the total costs do not match to the final CD.  File reflects insurance of [Redacted]/mo and HOA of [Redacted]/month (per appraisal) making payment total of [Redacted].  Provide a Corrected CD and LOE to borrower with costs to match in [Redacted], [Redacted] or [Redacted] month annual cost or further document property costs to match the Final CD.

Buyer Comment ([Redacted]): [Redacted]: This exception is invalid. The field is estimate charges over Year [Redacted], which only include [Redacted] payment of [Redacted] and [Redacted] payment of [Redacted], totaling [Redacted]/year or [Redacted]/month. Please clear this condition as it is invalid.
																		[Redacted]			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210794			23961408			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Appraisal notice does not confirm online receipt of appraisal				Reviewer Comment ([Redacted]): Received Appraisal Waiver which confirms that the waiver was signed prior to the closing date. Hence, details updated and exception cleared. Buyer Comment ([Redacted]): [Redacted]: See attachment.	[Redacted]			1	A		PA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210796			24040411			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.						Reviewer Comment ([Redacted]): Received revised hazard insurance policy and associated. Exception cleared. Buyer Comment ([Redacted]): Please see attached renewal [Redacted] policy.	[Redacted]			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210797			23955233			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.						Reviewer Comment ([Redacted]): Received revised hazard insurance document with additional coverage percentage and associated. Exception cleared. Buyer Comment ([Redacted]): Please see attached dec page confirming an additional [Redacted] coverage bringing the total to [Redacted]. Please review to clear this condition.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210797			23956379			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Not provided within [Redacted] .				Reviewer Comment ([Redacted]): We have received document screenshot which confirms that the borrower had received Appraisal on [Redacted] which was provided within [Redacted]. Hence, no concerns and exception cleared. Buyer Comment ([Redacted]): Please see attached confirming sufficient reserves. Buyer Comment ([Redacted]): Please see attached confirming the borrower received the appraisal [Redacted]. Please review to clear this condition.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210797			23956381			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment ([Redacted]): Sufficient Cure Provided At Closing		[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210797			24027924			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		No assets were provided				Reviewer Comment ([Redacted]): [Redacted] in file with sufficient funds in file. Buyer Comment ([Redacted]): Please see attached confirming sufficient reserves.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210804			23962218			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	File is missing a valid COC for increase in appraisal fee on LE dated [Redacted]. No cure was provided to borrower's for increase.				Reviewer Comment ([Redacted]): [Redacted] received valid COC dated [Redacted]. Buyer Comment ([Redacted]): Please see attached CIC for the increase to the appraisal fee. The complexity of the property required an increase to the fee. Please review to clear this condition.	[Redacted]			1	A		VA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210804			24043233			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	File is missing evidence that Valuation was provided to the borrower [Redacted] prior to consummation.
Reviewer Comment ([Redacted]): We have Appraisal notice which confirms the date valuation provided as [Redacted], also, we have appraisal waiver on file, hence, details updated and document accepted. Exception cleared.

Buyer Comment ([Redacted]): The Appraisal Delivery waiver form is located on [Redacted] of your loan file, please review to clear

Reviewer Comment ([Redacted]): Require evidence that Valuation was provided to the borrower [Redacted] prior to consummation as waiver not received in file. Hence, Exception remains.

Buyer Comment ([Redacted]): Please see attached appraisal delivery waiver.
																		[Redacted]			1	A		VA	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210807			24029506			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	The Final CD reflects a total of [Redacted] in lender credits - inclusive of [Redacted] lump and itemized individual credits and [Redacted] paid by the lender to the lender affiliate. The total credits reflected on the Final CD are less than the previously disclosed binding Lender Credit amount of [Redacted] reflected on the 2nd CD issued on [Redacted].
Reviewer Comment ([Redacted]): supplied:  Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Buyer Comment ([Redacted]): please see evidence attached confirming this was mailed at a UPS lcoation today

Reviewer Comment ([Redacted]): PCCD, Letter to borrower and shipping label provided.  UPS tracking on [Redacted] reflects label created, however proof of delivery has not been provided.

Buyer Comment ([Redacted]): Please see attached

Reviewer Comment ([Redacted]): SitusAMC received [Redacted]changed circumstance.  This supports the [Redacted]CD with total lender credits of [Redacted].  However, the Final CD reduced the lender specific and lump sum total lender credits to [Redacted]. CD issued [Redacted] and for the changed circumstance reflects lender specific credits for: [Redacted] underwriting fee, [Redacted] appraisal, [Redacted] credit report, [Redacted] flood determination, [Redacted] Flood life, [Redacted]Tax Service, [Redacted] Title-lender title policy, [Redacted] Title-Sub Escrow fee, [Redacted] recording fee and [Redacted] homeowner ins = [Redacted].  The Final CD reflects [Redacted] Lump Sum lender credit, [Redacted] recording fee, [Redacted] flood life, [Redacted]Flood determination, [Redacted] credit report, [Redacted] appraisal and [Redacted] underwriting fee for total of [Redacted].  The lender credits declined and missing a valid changed circumstance or cure to borrower with Corrected CD, LOE to borrower, copy of refund check and proof of mailing.

Reviewer Comment ([Redacted]): Exception Detail Updated from: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted]  is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted]. ([Redacted])

Buyer Comment ([Redacted]): Please see the CIC form attached. A change in rate impacted the YSP and the credits we could extend to the consumer
																			[Redacted]		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210811			23956352			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment ([Redacted]): Received title policy with with correct amount and associated. exception cleared. Buyer Comment ([Redacted]): Please see attached Final Title Policy confirming sufficient coverage.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210811			24019015			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	A valid change circumstance was not provided for a reduction in lender credits.				Reviewer Comment ([Redacted]): [Redacted] received changed circumstance and additional information. Buyer Comment ([Redacted]): Please see attached CIC of the loan purpose changing from rate/term to cash out. Please review to clear this condition.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210811			24019016			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Service fees found in section E are subject to [Redacted] tolerance. Recording Fee was increased without valid COC.				Reviewer Comment ([Redacted]): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted]): Please see attached CIC for the increase to the recording fee. There was a need for a quit claim deed as the property was held in a trust and we cannot close in the name of a trust.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210811			24019017			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased on Loan Discount Points on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment ([Redacted]): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted]): Please see attached CIC of the loan purpose changing from rate/term to cash out. Please review to clear this condition.	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210811			24019018			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted] without a valid change of circumstance. Provide a post-close CD disclosing the tolerance cure to include a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment ([Redacted]): [Redacted] has received valid changed circumstance for fee increase. Buyer Comment ([Redacted]): Please see attached CIC of the loan amount increasing. The pricing for this fee is related to the loan amount. The fee increases for every [Redacted] increase to loan amount over [Redacted].	[Redacted]			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210826			24006926			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment ([Redacted]): This is correctly disclosed as designed as its a more consumer Friendly method. The flood insurance is disclosed as a separate lint item for better visibility for the consumer. We acknowledge this as a non material exception.			[Redacted]	2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT202210826			24014548			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] of the Note.	-	The VVOE in the file is not within [Redacted] of the note.
Reviewer Comment ([Redacted]): Received VVOE document within the [Redacted] from closing date and associated. Exception cleared.

Buyer Comment ([Redacted]): We have an issue in our system printing the incorrect date on the VVOE, please see [Redacted] jobs notes, the screen shot provided confirms the date of [Redacted]/[Redacted]

Reviewer Comment ([Redacted]): Need copy of VVOE in the file within [Redacted] of the note.

Buyer Comment ([Redacted]): Please see the attached Screen Shot from our Recertification of the VOE tracking item, the clients employment was reaffirmed on [Redacted]/[Redacted].
																		[Redacted]			1	A		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT202210835			24018751			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship Source Documentation was not provided	-	Verification of Non-US Citizen Status not provided.				Reviewer Comment ([Redacted]): Received Non-us Citizenship verification document and associated. Exception cleared. Buyer Comment ([Redacted]): Please see the attached identification.	[Redacted]			1	A		GA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No